UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Carrie M. Schoffman 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT March 31, 2016

Diversified Funds

ICON Bond Fund

ICON Equity Income Fund

ICON Fund

ICON Long/Short Fund

ICON Opportunities Fund

ICON Risk-Managed Balanced Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON Diversified Funds	About This Report
March 31, 2016 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2016, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund and ICON Equity Income Fund may invest up to 35% and 25% of its assets in high-yield bonds that are below investment grade, respectively. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Bond Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (66.80%)
Communications (3.18%)
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	$500,000	$463,750
Cincinnati Bell, Inc.
8.38%, 10/15/20	1,290,000	1,309,350
TCI Communications, Inc.
7.13%, 02/15/28	700,000	942,525

		2,715,625

Consumer, Cyclical (11.16%)
CVS Health Corp.
4.75%, 12/01/22(a)	3,250,000	3,649,431
Darden Restaurants, Inc.
7.05%, 10/15/37(b)	1,300,000	1,404,709
International Game Technology
5.35%, 10/15/23	1,000,000	920,000
Pinnacle Entertainment, Inc.
6.38%, 08/01/21	500,000	530,000
Pinnacle Entertainment, Inc.
7.50%, 04/15/21	2,000,000	2,080,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)	1,000,000	942,500

		9,526,640

Consumer, Non-cyclical (24.52%)
Altria Group, Inc.
9.25%, 08/06/19	2,798,000	3,457,973
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	650,000	651,625
CHS/Community Health Systems, Inc.
8.00%, 11/15/19(c)	1,000,000	973,750
HCA Holdings, Inc.
5.25%, 04/15/25	2,500,000	2,575,000
Innovation Ventures LLC / Innovation Ventures Finance Corp.
9.50%, 08/15/19(a)	1,500,000	1,561,875
inVentiv Health, Inc.
9.00%, 01/15/18(a)	2,502,000	2,583,315
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	2,711,000	2,987,679
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	2,565,000	2,656,057
Pfizer, Inc.
5.80%, 08/12/23(c)	1,000,000	1,213,453
Prospect Medical Holdings, Inc.
8.38%, 05/01/19(a)	2,197,000	2,268,403

		20,929,130

Financial (21.82%)
Ally Financial, Inc.
8.00%, 03/15/20	2,493,000	2,792,160
American Equity Investment Life Holding Co.
6.63%, 07/15/21	500,000	513,750

	Shares or Principal Amount	Value
Berkshire Hathaway, Inc.
2.75%, 03/15/23	$500,000	$510,074
E*TRADE Financial Corp.
5.38%, 11/15/22	1,760,000	1,859,000
Highmark, Inc.
6.13%, 05/15/41(a)(b)	1,000,000	1,044,847
Highmark, Inc.
4.75%, 05/15/21(a)(b)	1,015,000	1,038,894
KeyCorp Capital II
6.88%, 03/17/29	1,094,000	1,228,876
MBIA, Inc.
6.63%, 10/01/28	2,439,000	2,365,830
MetLife Capital Trust IV
7.88%, 12/15/37(a)	1,000,000	1,150,000
NTC Capital I, Series A
1.14%, 01/15/27(d)	1,500,000	1,207,500
Prudential Financial, Inc.
8.88%, 06/15/38(d)	1,000,000	1,097,500
State Street Capital Trust I
1.18%, 05/15/28(d)	2,000,000	1,575,360
USB Realty Corp.
1.77%, 1/15/17(a)(d)	2,800,000	2,233,000

		18,616,791

Industrials (6.12%)
General Electric Co.
5.00%, 03/31/16(d)	2,625,000	2,703,750
Ingersoll-Rand Co.
6.39%, 11/15/27	1,260,000	1,478,519
Nortek, Inc.
8.50%, 04/15/21	1,000,000	1,037,500

		5,219,769

Total Corporate Bonds (Cost $57,464,766)		57,007,955

Foreign Corporate Bonds (2.63%)
Consumer, Cyclical (2.63%)
Air Canada
8.75%, 04/01/20(a)	2,100,000	2,241,750

Total Foreign Corporate Bonds (Cost $2,261,230)		2,241,750

U.S. Treasury Obligations (1.16%)
U.S. Treasury Note
1.63%, 02/15/26	1,000,000	985,977

Total U.S. Treasury Obligations (Cost $968,580)		985,977

Collateralized Mortgage Obligations (9.03%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2013-J1, Class B3 3.56%, 10/25/43(a)(b)(d)	488,424	478,988

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	3

ICON Bond Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
MASTR Seasoned Securitization Trust, Inc.,
Series 2005-1, Class 1A1 6.56%, 09/25/32(d)	$1,195,240	$1,288,422
Sequoia Mortgage Trust, Inc.,
Series 2013-1, Class B2 3.64%, 02/25/43(b)(d)	1,169,824	1,136,022
Sequoia Mortgage Trust, Inc.,
Series 2013-12, Class B3 4.25%, 12/25/43(a)(b)(d)	764,328	777,058
Towd Point Mortgage Trust, Inc.,
Series 2015-4, Class M2 3.75%, 04/25/55(a)(b)(d)	2,000,000	1,957,315
Towd Point Mortgage Trust, Inc.,
Series 2015-2, Class 2M1 3.75%, 11/25/57(a)(b)(d)	1,500,000	1,545,706
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3 6.89%, 09/25/44(a)(b)(d)	500,000	524,688

Total Collateralized Mortgage Obligations (Cost $7,726,039)		7,708,199

Common Stocks (0.90%)
Diversified REIT’s (0.90%)
Winthrop Realty Trust, REIT	58,356	766,215

Total Common Stocks (Cost $779,359)		766,215

Preferred Stocks (5.52%)
Consumer Finance (0.09%)
Ally Financial, Inc., Series A(c)	3,038	77,348

Diversified Banks (2.40%)
GMAC Capital Trust I, Series 2	83,479	2,046,070

Office REIT’s (3.03%)
Equity Commonwealth, Series E	30,284	769,819
Gramercy Property Trust, Inc., Series A	69,852	1,816,152

		2,585,971

Total Preferred Stocks (Cost $4,631,352)		4,709,389

Closed-End Mutual Funds (9.59%)
Advent/Claymore Enhanced Growth & Income Fund	10,000	82,100
AllianceBernstein Income Fund, Inc.	42,621	334,575
Deutsche Multi-Market Income Trust	97,967	776,878

	Shares or Principal Amount	Value
Deutsche Strategic Income Trust	14,512	$160,648
First Trust Mortgage Income Fund	68,894	990,007
Firsthand Technology Value Fund, Inc.(c)(e)	13,170	98,775
Fort Dearborn Income Securities, Inc.	27,508	396,940
Franklin Limited Duration Income Trust(c)	9,096	103,149
Global High Income Fund, Inc.	141,832	1,232,520
Managed High Yield Plus Fund, Inc.	859,816	1,530,472
Strategic Global Income Fund, Inc.(c)	278,513	2,481,551

Total Closed-End Mutual Funds (Cost $8,337,460)		8,187,615

Collateral for Securities on Loan (0.74%)
State Street Navigator Prime Portfolio, 0.49%	633,023	633,023

Total Collateral for Securities on Loan (Cost $633,023)		633,023

Short-Term Investments (5.95%)
Time Deposits (5.95%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	5,080,389	5,080,389

Total Short-Term Investments (Cost $5,080,389)		5,080,389

Total Investments (102.32%) (Cost $87,882,198)		$87,320,512

Liabilities Less Other Assets (-2.32%)		(1,982,935)

Net Assets (100.00%)		$85,337,577

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, these securities had a total aggregate market value of $27,637,074, representing 32.39% of net assets.

(b)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2016 was $11,724,379, which represent 13.74% of the Fund’s Net Assets.

The accompanying notes are an integral part of the financial statements.
4	www.iconfunds.com

ICON Bond Fund	Schedule of Investments
March 31, 2016 (Unaudited)

(c)	All or a portion of the security was on loan as of March 31, 2016.
(d)	Floating Rate Security. Rate disclosed is as of March 31, 2016.
(e)	Non-income producing security.

REIT - Real Estate Investment Trust

Credit Diversification (March 31, 2016)

Rating	% TNA
Aaa	1.16%
Aa2	0.60%
A1	1.42%
A3	14.20%
A-*	1.51%
Baa1	4.28%
Baa2	9.31%
Baa3	7.73%
BBB*	0.56%
BBB-*	0.60%
Ba1	7.44%
Ba2	1.62%
Ba3	4.38%
B1	5.69%
B2	6.45%
B3	5.72%
NR	6.95%

Total:	79.62%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	5

ICON Equity Income Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (3.84%)
Consumer, Cyclical (2.12%)
Darden Restaurants, Inc. 7.05%, 10/15/37(a)	$750,000	$810,409
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/25(b)	200,000	188,500

		998,909

Energy (0.05%)
California Resources Corp. 6.00%, 11/15/24	115,000	25,875

Financial (1.67%)
E*TRADE Financial Corp. 5.38%, 11/15/22	200,000	211,250
Ironshore Holdings U.S., Inc. 8.50%, 05/15/20(b)	500,000	573,655

		784,905

Total Corporate Bonds (Cost $1,961,906)		1,809,689

Common Stocks (84.25%)
Aerospace & Defense (2.00%)
Boeing Co.	3,800	482,372
Honeywell International, Inc.	4,100	459,405

		941,777

Apparel Retail (1.52%)
Buckle, Inc.(c)	21,200	718,044

Asset Management & Custody Banks (6.89%)
Ares Capital Corp.	53,300	790,972
Invesco, Ltd.	18,700	575,399
Main Street Capital Corp.(c)	33,700	1,056,495
Triangle Capital Corp.(c)	39,841	819,928

		3,242,794

Auto Parts & Equipment (1.79%)
Johnson Controls, Inc.	21,600	841,752

Automobile Manufacturers (1.84%)
Ford Motor Co.	64,100	865,350

Biotechnology (1.83%)
AbbVie, Inc.	15,100	862,512

Communications Equipment (1.22%)
Cisco Systems, Inc.	20,200	575,094

Construction & Farm Machinery & Heavy Trucks (1.12%)
Cummins, Inc.	4,800	527,712

Diversified Banks (1.66%)
JPMorgan Chase & Co.	13,200	781,704

	Shares or Principal Amount	Value
Diversified Chemicals (1.80%)
Huntsman Corp.	63,700	$847,210

Electronic Equipment & Instruments (1.51%)
Daktronics, Inc.(c)	90,300	713,370

Electronic Manufacturing Services (0.99%)
TE Connectivity, Ltd.	7,500	464,400

Fertilizers & Agricultural Chemicals (1.56%)
Agrium, Inc.(c)	8,300	732,807

Gas Utilities (1.77%)
National Fuel Gas Co.	16,700	835,835

Health Care Distributors (2.90%)
Cardinal Health, Inc.	10,400	852,280
Patterson Cos., Inc.	11,000	511,830

		1,364,110

Health Care Facilities (1.00%)
Ensign Group, Inc.	20,800	470,912

Hotels, Resorts & Cruise Lines (3.23%)
Marriott Vacations Worldwide Corp.	10,300	695,250
Wyndham Worldwide Corp.	10,800	825,444

		1,520,694

Housewares & Specialties (1.63%)
Tupperware Brands Corp.(c)	13,200	765,336

Insurance Brokers (2.19%)
Arthur J Gallagher & Co.	23,200	1,031,936

Integrated Oil & Gas (0.94%)
Exxon Mobil Corp.	5,300	443,027

Integrated Telecommunication Services (5.38%)
AT&T, Inc.	26,000	1,018,420
BCE, Inc.	23,300	1,061,082
Verizon Communications, Inc.	8,400	454,272

		2,533,774

Life & Health Insurance (1.80%)
Sun Life Financial, Inc.	26,300	848,701

Mortgage REIT’s (1.33%)
Annaly Capital Management, Inc., REIT	61,000	625,860

Movies & Entertainment (3.16%)
Time Warner, Inc.	10,100	732,755
Viacom, Inc., Class B	18,300	755,424

		1,488,179

The accompanying notes are an integral part of the financial statements.
6	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Multi-line Insurance (2.95%)
Horace Mann Educators Corp.	25,600	$811,264
Kemper Corp.	19,500	576,615

		1,387,879

Multi-Utilities (2.59%)
CenterPoint Energy, Inc.	21,900	458,148
DTE Energy Co.	8,400	761,544

		1,219,692

Oil & Gas Refining & Marketing (1.56%)
Phillips 66	8,500	736,015

Oil & Gas Storage & Transportation (3.19%)
Ship Finance International, Ltd.(c)	36,100	501,429
TransCanada Corp.(c)	25,400	998,474

		1,499,903

Packaged Foods & Meats (1.63%)
Cal-Maine Foods, Inc.(c)	14,800	768,268

Paper Products (1.67%)
International Paper Co.	19,200	787,968

Pharmaceuticals (5.12%)
Bristol-Myers Squibb Co.	11,800	753,784
Merck & Co., Inc.	16,900	894,179
Pfizer, Inc.	25,800	764,712

		2,412,675

Railroads (1.32%)
Union Pacific Corp.	7,800	620,490

Regional Banks (3.59%)
Fifth Third Bancorp	50,100	836,169
First Commonwealth Financial Corp.	96,500	854,990

		1,691,159

Soft Drinks (0.95%)
Dr. Pepper Snapple Group, Inc.	5,000	447,100

Technology Hardware, Storage & Peripherals (4.13%)
Apple, Inc.	7,400	806,526
Lexmark International, Inc., Class A	14,400	481,392
Western Digital Corp.	13,900	656,636

		1,944,554

Thrifts & Mortgage Finance (1.67%)
Dime Community Bancshares, Inc.	44,600	785,852

Tobacco (1.10%)
Reynolds American, Inc.	10,300	518,193

	Shares or Principal Amount	Value
Trucking (1.72%)
Ryder System, Inc.	12,500	$809,750

Total Common Stocks (Cost $40,479,600)		39,672,388

Preferred Stocks (3.14%)
Consumer Finance (1.04%)
Ally Financial, Inc., Series A	6,929	176,412
Discover Financial Services, Series B	11,792	314,257

		490,669

Diversified Banks (1.03%)
GMAC Capital Trust I, Series 2	10,500	257,355
RBS Capital Funding Trust V, Series E	9,380	226,340

		483,695

Office REIT’s (1.07%)
Equity Commonwealth, Series E	7,752	197,056
Gramercy Property Trust, Inc., Series A(a)	11,843	307,918

		504,974

Total Preferred Stocks (Cost $1,464,979)		1,479,338

Convertible Preferred Stocks (0.51%)
Diversified Banks (0.51%)
Wells Fargo & Co., Series L	200	241,002

Total Convertible Preferred Stocks (Cost $246,403)		241,002

Closed-End Mutual Funds (4.57%)
AllianceBernstein Income Fund, Inc.	60,711	476,581
Deutsche Multi-Market Income Trust	15,817	125,429
Fort Dearborn Income Securities, Inc.	20,269	292,482
Franklin Limited Duration Income Trust	25,267	286,528
Global High Income Fund, Inc.	34,872	303,038
Managed High Yield Plus Fund, Inc.	157,361	280,102

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	7

ICON Equity Income Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Strategic Global
Income Fund, Inc.	43,232	$385,197

Total Closed-End Mutual Funds (Cost $2,106,723)		2,149,357

Underlying Security/Expiration
Date/Exercise Price	Contracts	Value
Put Options Purchased (0.19%)
S&P 500 Index
05/20/16, 1,900	100	87,000

Total Put Options Purchased (Cost $136,135)		87,000

Collateral for Securities on Loan (13.11%)
State Street Navigator Prime Portfolio, 0.49%	6,173,434	6,173,434

Total Collateral for Securities on Loan (Cost $6,173,434)		6,173,434

Short-Term Investments (1.15%)
Time Deposits (1.15%)
State Street Euro Dollar Time Deposit (USD),
0.01%, 04/01/16	541,259	541,259

Total Short-Term Investments
(Cost $541,259)		541,259

Total Investments (110.76%)
(Cost $53,110,439)		$52,153,467

Liabilities Less Other Assets (-10.76%)		(5,065,937)

Net Assets (100.00%)		$47,087,530

(a)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2016 was $1,118,327, which represent 2.37% of the Fund’s Net Assets.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, these securities had a total aggregate market value of $762,155, representing 1.62% of net assets.

(c)	All or a portion of the security was on loan as of March 31, 2016.

REIT - Real Estate Investment Trust

Sector Composition (March 31, 2016)

Financial	25.73%
Consumer Discretionary	13.17%
Health Care	10.85%
Information Technology	7.85%
Industrials	6.16%
Energy	5.69%
Telecommunication Services	5.38%
Materials	5.03%
Utilities	4.36%
Consumer Staples	3.68%

87.90%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
8	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Industry Composition (March 31, 2016)

Asset Management & Custody Banks	6.89%
Integrated Telecommunication Services	5.38%
Pharmaceuticals	5.12%
Technology Hardware, Storage & Peripherals	4.13%
Regional Banks	3.59%
Hotels, Resorts & Cruise Lines	3.23%
Diversified Banks	3.20%
Oil & Gas Storage & Transportation	3.19%
Movies & Entertainment	3.16%
Multi-line Insurance	2.95%
Health Care Distributors	2.90%
Multi-Utilities	2.59%
Insurance Brokers	2.19%
Aerospace & Defense	2.00%
Automobile Manufacturers	1.84%
Biotechnology	1.83%
Life & Health Insurance	1.80%
Diversified Chemicals	1.80%
Auto Parts & Equipment	1.79%
Gas Utilities	1.77%
Trucking	1.72%
Paper Products	1.67%
Thrifts & Mortgage Finance	1.67%
Housewares & Specialties	1.63%
Packaged Foods & Meats	1.63%
Oil & Gas Refining & Marketing	1.56%
Fertilizers & Agricultural Chemicals	1.56%
Apparel Retail	1.52%
Electronic Equipment & Instruments	1.51%
Mortgage REIT’s	1.33%
Railroads	1.32%
Communications Equipment	1.22%
Construction & Farm Machinery & Heavy Trucks	1.12%
Tobacco	1.10%
Office REIT’s	1.07%
Consumer Finance	1.04%
Health Care Facilities	1.00%
Other Industries (each less than 1%)	2.88%

87.90%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	9

ICON Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (86.88%)
Asset Management & Custody Banks (2.79%)
Janus Capital Group, Inc.	94,900	$1,388,387

Automobile Manufacturers (2.07%)
Thor Industries, Inc.	16,100	1,026,697

Biotechnology (4.11%)
Celgene Corp.(a)	20,400	2,041,836

Construction Materials (3.56%)
Martin Marietta Materials, Inc.	11,100	1,770,561

Consumer Finance (2.05%)
Encore Capital Group, Inc.(a)(b)	39,600	1,019,304

Diversified Banks (5.18%)
Bank of America Corp.	190,600	2,576,912

Electric Utilities (2.27%)
OGE Energy Corp.	39,500	1,130,885

Electronic Components (2.02%)
Rogers Corp.(a)	16,800	1,005,816

Home Improvement Retail (5.07%)
Home Depot, Inc.	18,900	2,521,827

Hotels, Resorts & Cruise Lines (4.71%)
Royal Caribbean Cruises, Ltd.	11,100	911,865
Wyndham Worldwide Corp.	18,700	1,429,241

		2,341,106

Household Appliances (3.12%)
Whirlpool Corp.	8,600	1,550,924

Investment Banking & Brokerage (1.11%)
E*TRADE Financial Corp.(a)	22,500	551,025

Life & Health Insurance (2.42%)
CNO Financial Group, Inc.	67,100	1,202,432

Multi-line Insurance (5.38%)
American International Group, Inc.	19,000	1,026,950
Kemper Corp.	55,800	1,650,006

		2,676,956

Multi-Utilities (5.83%)
CenterPoint Energy, Inc.	63,800	1,334,696
CMS Energy Corp.	36,800	1,561,792

		2,896,488

Pharmaceuticals (4.02%)
Jazz Pharmaceuticals PLC(a)	15,300	1,997,415

	Shares or Principal Amount	Value
Railroads (2.22%)
CSX Corp.	42,800	$1,102,100

Real Estate Services (2.70%)
CBRE Group, Inc., Class A(a)	46,500	1,340,130

Regional Banks (13.64%)
Fifth Third Bancorp	92,300	1,540,487
First Commonwealth Financial Corp.	183,700	1,627,582
Signature Bank(a)	18,300	2,490,996
SVB Financial Group(a)	11,000	1,122,550

		6,781,615

Semiconductors (4.62%)
Skyworks Solutions, Inc.	29,500	2,298,050

Specialty Chemicals (5.48%)
Ashland, Inc.	24,800	2,727,008

Tires & Rubber (2.51%)
Goodyear Tire & Rubber Co.	37,800	1,246,644

Total Common Stocks (Cost $43,601,205)		43,194,118

Exchange Traded Funds (0.95%)
ProShares UltraShort S&P 500(a)(b)	24,900	471,855

Total Exchange Traded Funds (Cost $494,191)		471,855

Collateral for Securities on Loan (2.79%)
State Street Navigator Prime Portfolio, 0.49%	1,390,200	1,390,200

Total Collateral for Securities on Loan (Cost $1,390,200)		1,390,200

Short-Term Investments (12.39%)
Money Market Funds (8.05%)
State Street Global Advisors Treasury Fund (0.11% 7 Day Yield)	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.
10	www.iconfunds.com

ICON Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Time Deposits (4.34%)
State Street Euro Dollar Time Deposit (USD),
0.01%, 04/01/16	2,159,188	$2,159,188

Total Short-Term Investments (Cost $6,159,188)		6,159,188

Total Investments (103.01%) (Cost $51,644,784)		$51,215,361

Liabilities Less Other Assets (-3.01%)		(1,498,567)

Net Assets (100.00%)		$49,716,794

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

Sector Composition (March 31, 2016)

Financial	35.27%
Consumer Discretionary	17.48%
Materials	9.04%
Health Care	8.13%
Utilities	8.10%
Information Technology	6.64%
Industrials	2.22%

86.88%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Regional Banks	13.64%
Multi-Utilities	5.83%
Specialty Chemicals	5.48%
Multi-line Insurance	5.38%
Diversified Banks	5.18%
Home Improvement Retail	5.07%
Hotels, Resorts & Cruise Lines	4.71%
Semiconductors	4.62%
Biotechnology	4.11%
Pharmaceuticals	4.02%
Construction Materials	3.56%
Household Appliances	3.12%
Asset Management & Custody Banks	2.79%
Real Estate Services	2.70%
Tires & Rubber	2.51%
Life & Health Insurance	2.42%
Electric Utilities	2.27%
Railroads	2.22%
Automobile Manufacturers	2.07%
Consumer Finance	2.05%
Electronic Components	2.02%
Investment Banking & Brokerage	1.11%

86.88%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	11

ICON Long/Short Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.47%)
Asset Management & Custody Banks (4.56%)
Janus Capital Group, Inc.	61,800	$904,134

Automobile Manufacturers (2.09%)
Thor Industries, Inc.	6,500	414,505

Biotechnology (3.68%)
Celgene Corp.(a)	7,300	730,657

Construction Materials (2.97%)
Martin Marietta Materials, Inc.	3,700	590,187

Data Processing & Outsourced Services (4.52%)
MasterCard, Inc., Class A	9,500	897,750

Diversified Banks (6.70%)
Bank of America Corp.	98,400	1,330,368

Electric Utilities (2.64%)
OGE Energy Corp.	18,300	523,929

Home Improvement Retail (2.22%)
Home Depot, Inc.	3,300	440,319

Hotels, Resorts & Cruise Lines (6.41%)
Royal Caribbean Cruises, Ltd.	4,800	394,320
Wyndham Worldwide Corp.	11,500	878,945

		1,273,265

Household Appliances (3.45%)
Whirlpool Corp.	3,800	685,292

Insurance Brokers (2.24%)
Arthur J Gallagher & Co.	10,000	444,800

Investment Banking & Brokerage (1.67%)
E*TRADE Financial Corp.(a)	13,500	330,615

Life & Health Insurance (2.47%)
CNO Financial Group, Inc.	27,400	491,008

Multi-line Insurance (7.15%)
American International Group, Inc.	11,600	626,980
Kemper Corp.	26,800	792,476

		1,419,456

Multi-Utilities (5.43%)
CenterPoint Energy, Inc.	20,700	433,044
CMS Energy Corp.	15,200	645,088

		1,078,132

Pharmaceuticals (5.53%)
Jazz Pharmaceuticals PLC(a)	8,400	1,096,620

	Shares or Principal Amount	Value
Real Estate Services (2.37%)
CBRE Group, Inc., Class A(a)	16,300	$469,766

Regional Banks (16.25%)
Fifth Third Bancorp	29,400	490,686
First Commonwealth Financial Corp.	91,400	809,804
Signature Bank(a)	9,200	1,252,304
SVB Financial Group(a)	6,600	673,530

		3,226,324

Semiconductors (4.75%)
Skyworks Solutions, Inc.	12,100	942,590

Specialty Chemicals (3.60%)
Ashland, Inc.	6,500	714,740

Tires & Rubber (3.77%)
Goodyear Tire & Rubber Co.	22,700	748,646

Total Common Stocks (Cost $18,864,140)		18,753,103

Exchange Traded Funds (0.99%)
ProShares UltraShort S&P 500(a)(b)	10,400	197,080

Total Exchange Traded Funds (Cost $206,409)		197,080

Collateral for Securities on Loan (1.01%)
State Street Navigator Prime Portfolio, 0.49%	200,200	200,200

Total Collateral for Securities on Loan (Cost $200,200)		200,200

Short-Term Investments (4.81%)
Time Deposits (4.81%)
State Street Euro Dollar Time Deposit (USD),
0.01%, 04/01/16	954,724	954,724

Total Short-Term Investments (Cost $954,724)		954,724

Total Investments (101.28%) (Cost $20,225,473)		$20,105,107

Liabilities Less Other Assets (-1.28%)		(254,047)

Net Assets (100.00%)		$19,851,060

The accompanying notes are an integral part of the financial statements.
12	www.iconfunds.com

ICON Long/Short Fund	Schedule of Investments
March 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

Sector Composition (March 31, 2016)

Financial	43.41%
Consumer Discretionary	17.94%
Information Technology	9.27%
Health Care	9.21%
Utilities	8.07%
Materials	6.57%

94.47%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Regional Banks	16.25%
Multi-line Insurance	7.15%
Diversified Banks	6.70%
Hotels, Resorts & Cruise Lines	6.41%
Pharmaceuticals	5.53%
Multi-Utilities	5.43%
Semiconductors	4.75%
Asset Management & Custody Banks	4.56%
Data Processing & Outsourced Services	4.52%
Tires & Rubber	3.77%
Biotechnology	3.68%
Specialty Chemicals	3.60%
Household Appliances	3.45%
Construction Materials	2.97%
Electric Utilities	2.64%
Life & Health Insurance	2.47%
Real Estate Services	2.37%
Insurance Brokers	2.24%
Home Improvement Retail	2.22%
Automobile Manufacturers	2.09%
Investment Banking & Brokerage	1.67%

94.47%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	13

ICON Opportunities Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (78.21%)
Aerospace & Defense (3.17%)
Curtiss-Wright Corp.	4,349	$329,089

Asset Management & Custody Banks (3.25%)
Janus Capital Group, Inc.	23,000	336,490

Automobile Manufacturers (2.52%)
Thor Industries, Inc.	4,101	261,521

Biotechnology (3.61%)
Enzymotec, Ltd.(a)	16,800	151,704
Ligand Pharmaceuticals, Inc.(a)	2,075	222,212

		373,916

Consumer Finance (2.67%)
Encore Capital Group, Inc.(a)	10,773	277,297

Diversified Chemicals (1.08%)
Huntsman Corp.	8,455	112,451

Electric Utilities (5.39%)
ALLETE, Inc.	5,257	294,760
Otter Tail Corp.	8,900	263,618

		558,378

Electronic Components (2.40%)
Rogers Corp.(a)	4,160	249,059

Electronic Equipment & Instruments (3.36%)
Coherent, Inc.(a)	3,794	348,669

Electronic Manufacturing Services (2.32%)
IPG Photonics Corp.(a)	2,500	240,200

Health Care Facilities (3.24%)
Acadia Healthcare Co., Inc.(a)	6,100	336,171

Health Care Services (2.78%)
BioTelemetry, Inc.(a)	24,711	288,625

Insurance Brokers (2.66%)
Brown & Brown, Inc.	7,700	275,660

Internet Retail (3.28%)
Nutrisystem, Inc.	16,300	340,181

Internet Software & Services (3.39%)
j2 Global, Inc.	5,714	351,868

Leisure Products (3.19%)
Brunswick Corp.	6,900	331,062

	Shares or Principal Amount	Value
Life & Health Insurance (1.95%)
CNO Financial Group, Inc.	11,300	$202,496

Life Sciences Tools & Services (2.63%)
Cambrex Corp.(a)	6,200	272,800

Multi-line Insurance (5.98%)
Horace Mann Educators Corp.	8,100	256,689
Kemper Corp.	12,300	363,711

		620,400

Paper Packaging (4.59%)
Avery Dennison Corp.	6,600	475,926

Pharmaceuticals (2.21%)
Sucampo Pharmaceuticals, Inc., Class A(a)	20,921	228,667

Regional Banks (6.78%)
First Commonwealth Financial Corp.	40,000	354,400
Webster Financial Corp.	9,700	348,230

		702,630

Semiconductor Equipment (2.62%)
Advanced Energy Industries, Inc.(a)	7,800	271,362

Semiconductors (3.14%)
Microsemi Corp.(a)	8,500	325,635

Total Common Stocks (Cost $8,010,052)		8,110,553

Exchange Traded Funds (0.91%)
Direxion Daily Small Cap Bear 3X Shares(a)	2,200	94,468

Total Exchange Traded Funds (Cost $108,799)		94,468

Short-Term Investments (19.88%)
Time Deposits (19.88%)
State Street Euro Dollar Time Deposit (USD),
0.01%, 04/01/16	2,061,247	2,061,247

Total Short-Term Investments (Cost $2,061,247)		2,061,247

The accompanying notes are an integral part of the financial statements.
14	www.iconfunds.com

ICON Opportunities Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Total Investments (99.00%) (Cost $10,180,098)	$10,266,268

Other Assets Less Liabilities (1.00%)	103,646

Net Assets (100.00%)	$10,369,914

(a) Non-income producing security.

Sector Composition (March 31, 2016)

Financial	23.29%
Information Technology	17.23%
Health Care	14.47%
Consumer Discretionary	8.99%
Materials	5.67%
Utilities	5.39%
Industrials	3.17%

78.21%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Regional Banks	6.78%
Multi-line Insurance	5.98%
Electric Utilities	5.39%
Paper Packaging	4.59%
Biotechnology	3.61%
Internet Software & Services	3.39%
Electronic Equipment & Instruments	3.36%
Internet Retail	3.28%
Asset Management & Custody Banks	3.25%
Health Care Facilities	3.24%
Leisure Products	3.19%
Aerospace & Defense	3.17%
Semiconductors	3.14%
Health Care Services	2.78%
Consumer Finance	2.67%
Insurance Brokers	2.66%
Life Sciences Tools & Services	2.63%
Semiconductor Equipment	2.62%
Automobile Manufacturers	2.52%
Electronic Components	2.40%
Electronic Manufacturing Services	2.32%
Pharmaceuticals	2.21%
Life & Health Insurance	1.95%
Diversified Chemicals	1.08%

78.21%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	15

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (19.63%)
Communications (1.26%)
Cincinnati Bell, Inc.
8.38%, 10/15/20	$260,000	$263,900
TCI Communications, Inc.
7.13%, 02/15/28	300,000	403,940

		667,840

Consumer, Cyclical (2.95%)
CVS Health Corp.
4.75%, 12/01/22(a)	500,000	561,451
Darden Restaurants, Inc.
7.05%, 10/15/37(b)	200,000	216,109
International Game Technology
5.35%, 10/15/23	100,000	92,000
Pinnacle Entertainment, Inc.
7.50%, 04/15/21	390,000	405,600
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)	300,000	282,750

		1,557,910

Consumer, Non-cyclical (6.31%)
Altria Group, Inc.
9.25%, 08/06/19	328,000	405,366
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	350,000	350,875
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	250,000	243,437
HCA Holdings, Inc.
5.25%, 04/15/25	400,000	412,000
inVentiv Health, Inc.
9.00%, 01/15/18(a)	418,000	431,585
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	395,000	435,313
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	444,000	459,762
Pfizer, Inc.
5.80%, 08/12/23	200,000	242,691
Prospect Medical Holdings, Inc.
8.38%, 05/01/19(a)	300,000	309,750
United Rentals North America, Inc.
8.25%, 02/01/21	42,000	43,890

		3,334,669

Financial (7.12%)
Ally Financial, Inc.
8.00%, 03/15/20	240,000	268,800
American Equity Investment Life Holding Co.
6.63%, 07/15/21	200,000	205,500
Berkshire Hathaway, Inc.
2.75%, 03/15/23	250,000	255,037
Chubb INA Holdings, Inc.
8.88%, 08/15/29	300,000	451,167
City National Corp.
5.25%, 09/15/20	378,000	423,638

	Shares or Principal Amount	Value
E*TRADE Financial Corp.
5.38%, 11/15/22	$335,000	$353,844
Highmark, Inc.
6.13%, 05/15/41(a)(b)	225,000	235,091
Highmark, Inc.
4.75%, 05/15/21(a)(b)	170,000	174,002
ILFC E-Capital Trust II
4.49%, 12/21/65(a)(c)	100,000	81,000
MetLife Capital Trust IV
7.88%, 12/15/37(a)	210,000	241,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	200,000	208,000
NTC Capital I, Series A
1.14%, 01/15/27(c)	200,000	161,000
PNC Preferred Funding Trust II
1.86%, 03/31/16(a)(c)	151,000	126,840
Prudential Financial, Inc.
8.88%, 06/15/38(c)	200,000	219,500
State Street Capital Trust I
1.18%, 05/15/28(c)	250,000	196,920
USB Realty Corp.
1.77%, 03/31/16(a)(c)	200,000	159,500

		3,761,339

Industrials (1.79%)
General Electric Co.
5.00%,03/31/16 (c)	500,000	515,000
Ingersoll-Rand Co.
6.44%, 11/15/27	51,000	63,070
Ingersoll-Rand Co.
6.39%, 11/15/27	150,000	176,014
Nortek, Inc.
8.50%, 04/15/21	187,000	194,012

		948,096

Information Technology (0.20%)
EarthLink Holdings Corp.
7.38%, 06/01/20	100,000	103,500

Total Corporate Bonds (Cost $10,471,241)		10,373,354

Foreign Corporate Bonds (0.71%)
Consumer, Cyclical (0.71%)
Air Canada
8.75%, 04/01/20(a)	350,000	373,625

Total Foreign Corporate Bonds (Cost $376,021)		373,625

The accompanying notes are an integral part of the financial statements.
16	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
U.S. Treasury Obligations (4.03%)
U.S. Treasury Note
1.00%, 09/15/17	$250,000	$251,074
U.S. Treasury Note
2.13%, 09/30/21	500,000	520,664
U.S. Treasury Note
1.63%, 02/15/26	600,000	591,586
U.S. Treasury Note
1.88%, 05/31/22	750,000	768,750

Total U.S. Treasury Obligations (Cost $2,071,344)		2,132,074

Collateralized Mortgage Obligations (2.63%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2013-J1, Class B3 3.56%,10/25/43(a)(b)(c)	195,370	191,595
MASTR Seasoned Securitization Trust, Inc.,
Series 2005-1, Class 1A1 6.56%, 09/25/32(c)	362,194	390,431
Sequoia Mortgage Trust, Inc.,
Series 2013-1, Class B2 3.64%, 02/25/43(b)(c)	179,973	174,773
Sequoia Mortgage Trust, Inc.,
Series 2013-12, Class B3 4.25%, 12/25/43(a)(b)(c)	214,967	218,548
Towd Point Mortgage Trust, Inc.,
Series 2015-2, Class 2M1 3.75%, 11/25/57(a)(b)(c)	300,000	309,141
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3 6.89%, 09/25/44(a)(b)(c)	100,000	104,937

Total Collateralized Mortgage Obligations (Cost $1,393,867)		1,389,425

Common Stocks (51.46%)
Aerospace & Defense (2.11%)
B/E Aerospace, Inc.	3,000	$138,360
General Dynamics Corp.(d)	2,000	262,740
Honeywell International, Inc.(d)	4,300	481,815
Orbital ATK, Inc.	2,695	234,303

		1,117,218

Airlines (0.69%)
Delta Air Lines, Inc.	5,000	243,400
United Continental Holdings, Inc.(e)	2,000	119,720

		363,120

Apparel, Accessories & Luxury Goods (0.44%)
Hanesbrands, Inc.	8,200	232,388

Application Software (0.95%)
Synchronoss Technologies, Inc.(e)	7,179	232,169

	Shares or Principal Amount	Value
Ultimate Software Group, Inc.(e)	1,400	$270,900

		503,069

Asset Management & Custody Banks (0.44%)
Invesco, Ltd.	7,600	233,852

Auto Parts & Equipment (0.77%)
Gentherm, Inc.(e)	2,500	103,975
Magna International, Inc.(d)	7,000	300,720

		404,695

Automotive Retail (0.30%)
Advance Auto Parts, Inc.	1,000	160,340

Biotechnology (0.82%)
AbbVie, Inc.	5,000	285,600
Celgene Corp.(e)	1,500	150,135

		435,735

Broadcasting (0.65%)
CBS Corp., Class B	6,200	341,558

Building Products (1.25%)
Fortune Brands Home & Security, Inc.	4,500	252,180
Masco Corp.	13,000	408,850

		661,030

Cable & Satellite (0.84%)
Comcast Corp., Class A	7,300	445,884

Construction & Engineering (0.07%)
Comfort Systems U.S.A., Inc.	1,164	36,980

Construction Materials (0.86%)
Eagle Materials, Inc.	3,500	245,385
Martin Marietta Materials, Inc.	1,300	207,363

		452,748

Consumer Finance (2.73%)
Ally Financial, Inc.(e)	32,000	599,040
American Express Co.	3,000	184,200
Discover Financial Services(d)	10,900	555,028
Encore Capital Group, Inc.(e)(f)	4,135	106,435

		1,444,703

Data Processing & Outsourced Services (3.07%)
Alliance Data Systems Corp.(d)(e)	500	110,000
DST Systems, Inc.	1,500	169,155
MasterCard, Inc., Class A	7,000	661,500
Visa, Inc., Class A	8,900	680,672

		1,621,327

Diversified Banks (2.38%)
Bank of America Corp.(d)	41,000	554,320
JPMorgan Chase & Co.	6,000	355,320
U.S. Bancorp	5,000	202,950

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	17

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Wells Fargo & Co.	3,000	$145,080

		1,257,670

Drug Retail (1.62%)
CVS Health Corp.(d)	4,200	435,666
Walgreens Boots Alliance, Inc.	5,000	421,200

		856,866

Electric Utilities (0.59%)
ALLETE, Inc.	3,000	168,210
OGE Energy Corp.	5,000	143,150

		311,360

Electronic Manufacturing Services (1.39%)
IPG Photonics Corp.(e)(f)	3,793	364,431
TE Connectivity, Ltd.	6,000	371,520

		735,951

Fertilizers & Agricultural Chemicals (0.33%)
Monsanto Co.(d)	2,000	175,480

Footwear (0.46%)
Skechers U.S.A., Inc., Class A(e)	8,000	243,600

Health Care Distributors (1.13%)
Cardinal Health, Inc.	1,500	122,925
McKesson Corp.(d)	3,000	471,750

		594,675

Health Care Equipment (0.30%)
Zimmer Biomet Holdings, Inc.	1,500	159,945

Health Care Facilities (0.96%)
HCA Holdings, Inc.(d)(e)	6,500	507,325

Home Improvement Retail (1.17%)
Home Depot, Inc.(d)	1,500	200,145
Lowe’s Cos., Inc.(d)	5,500	416,625

		616,770

Hotels, Resorts & Cruise Lines (1.18%)
Royal Caribbean Cruises, Ltd.	2,500	205,375
Wyndham Worldwide Corp.(d)	5,500	420,365

		625,740

Household Appliances (0.51%)
Whirlpool Corp.	1,500	270,510

Housewares & Specialties (0.38%)
Newell Rubbermaid, Inc.	4,500	199,305

Integrated Telecommunication Services (0.69%)
BCE, Inc.(d)	8,000	364,320

Internet Software & Services (1.65%)
Alphabet, Inc., Class C(e)	401	298,725
Facebook, Inc., Class A(e)	5,000	570,500

		869,225

	Shares or Principal Amount	Value
Investment Banking & Brokerage (0.53%)
Charles Schwab Corp.	10,000	$280,200

Leisure Products (0.36%)
Brunswick Corp.	4,000	191,920

Life & Health Insurance (0.59%)
Lincoln National Corp.(d)	8,000	313,600

Managed Health Care (1.26%)
Aetna, Inc.	3,500	393,225
CIGNA Corp.	2,000	274,480

		667,705

Movies & Entertainment (0.42%)
Time Warner, Inc.(d)	1,500	108,825
Twenty-First Century Fox, Inc., Class A	4,000	111,520

		220,345

Multi-line Insurance (0.90%)
American International Group, Inc.	5,000	270,250
Kemper Corp.	7,000	206,990

		477,240

Multi-Sector Holdings (1.61%)
Berkshire Hathaway, Inc., Class B(e)	6,000	851,280

Multi-Utilities (1.48%)
CMS Energy Corp.	6,200	263,128
Sempra Energy(d)	5,000	520,250

		783,378

Oil & Gas Equipment & Services (0.53%)
Schlumberger, Ltd.(d)	3,800	280,250

Oil & Gas Refining & Marketing (0.63%)
Marathon Petroleum Corp.	5,000	185,900
PBF Energy, Inc., Class A	4,343	144,188

		330,088

Paper Packaging (0.24%)
Graphic Packaging Holding Co.	10,000	128,500

Paper Products (0.51%)
International Paper Co.	6,500	266,760

Pharmaceuticals (1.92%)
Allergan PLC(d)(e)	2,100	562,863
Bristol-Myers Squibb Co.	3,000	191,640
Jazz Pharmaceuticals PLC(e)	2,000	261,100

		1,015,603

Property & Casualty Insurance (0.87%)
XL Group PLC(d)	12,500	460,000

The accompanying notes are an integral part of the financial statements.
18	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Railroads (0.50%)
Union Pacific Corp.	3,300	$262,515

Real Estate Services (1.31%)
CBRE Group, Inc., Class A(d)(e)	20,000	576,400
Jones Lang LaSalle, Inc.	1,000	117,320

		693,720

Regional Banks (1.62%)
Signature Bank(e)	3,800	517,256
SVB Financial Group(d)(e)	3,300	336,765

		854,021

Semiconductors (1.37%)
Broadcom, Ltd.	2,000	309,000
Microsemi Corp.(d)(e)	8,500	325,635
Synaptics, Inc.(d)(e)	1,100	87,714

		722,349

Specialty Chemicals (0.75%)
Ashland, Inc.	1,000	109,960
Sherwin-Williams Co.(d)	1,000	284,670

		394,630

Specialty Stores (0.59%)
Signet Jewelers, Ltd.	2,500	310,075

Technology Hardware, Storage & Peripherals (0.80%)
Apple, Inc.	3,900	425,061

Trucking (1.21%)
Old Dominion Freight Line, Inc.(d)(e)	4,500	313,290
Ryder System, Inc.(d)	5,000	323,900

		637,190

Wireless Telecommunication Services (0.73%)
T-Mobile US, Inc.(e)	10,000	383,000

Total Common Stocks (Cost $26,632,128)		27,192,819

Preferred Stocks (3.97%)
Consumer Finance (0.48%)
Ally Financial, Inc., Series A(f)	9,961	253,607

Diversified Banks (1.31%)
GMAC Capital Trust I, Series 2	23,155	567,529
RBS Capital Funding Trust V, Series E	5,203	125,549

		693,078

Diversified REIT’s (0.62%)
Winthrop Realty Trust, REIT	24,792	325,519

Office REIT’s (1.56%)
Equity Commonwealth, Series E	18,374	467,067

	Shares or Principal Amount	Value
Gramercy Property Trust, Inc., Series A(b)	13,696	$356,096

		823,163

Total Preferred Stocks (Cost $2,109,969)		2,095,367

Closed-End Mutual Funds (7.78%)
Advent/Claymore Enhanced Growth & Income Fund	18,601	152,714
AllianceBernstein Income Fund, Inc.	52,887	415,163
Delaware Investments Dividend & Income Fund, Inc.(f)	25,324	231,208
Deutsche Multi-Market Income Trust	25,613	203,111
Deutsche Strategic Income Trust	1,984	21,963
Diversified Real Asset Income Fund	4,165	65,807
First Trust Dividend and Income Fund	34,191	295,752
First Trust Mortgage Income Fund	14,159	203,465
Firsthand Technology Value Fund, Inc.(e)	2,813	21,098
Fort Dearborn Income Securities, Inc.	14,116	203,694
Franklin Limited Duration Income Trust	8,340	94,576
Global High Income Fund, Inc.	33,484	290,976
Managed High Yield Plus Fund, Inc.	135,618	241,400
Nuveen Global Equity Income Fund	33,005	362,065
Strategic Global Income Fund, Inc.	55,241	492,197
Virtus Total Return Fund	5,956	25,253
Zweig Fund, Inc.	24,833	320,097
Zweig Total Return Fund, Inc.	39,428	472,742

Total Closed-End Mutual Funds (Cost $4,102,472)		4,113,281

Exchange Traded Funds (1.97%)
iShares Currency Hedged MSCI Eurozone ETF	20,000	487,000

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	19

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
iShares Europe ETF	14,100	$551,451

Total Exchange Traded Funds (Cost $1,133,838)		1,038,451

Underlying Security/Expiration
Date/Exercise Price	Contracts	Value
Put Options Purchased (0.03%)
S&P 500 Index
04/15/16, 1,850	80	4,000
S&P 500 Index
04/15/16, 1,875	10	500
S&P 500 Index
05/20/16, 1,900	15	13,050

Total Put Options Purchased (Cost $182,866)		17,550

Collateral for Securities on Loan (0.67%)
State Street Navigator Prime
Portfolio, 0.49%	356,123	356,123

Total Collateral for Securities on Loan (Cost $356,123)		356,123

Short-Term Investments (8.67%)
Time Deposits (8.67%)
State Street Euro Dollar Time
Deposit (USD),
0.01%, 04/01/16	4,582,305	4,582,305

Total Short-Term Investments (Cost $4,582,305)		4,582,305

Total Investments (101.55%) (Cost $53,412,174)		$53,664,374

Liabilities Less Other Assets (-1.55%)		(820,029)

Net Assets (100.00%)		$52,844,345

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, these securities had a total aggregate market value of $4,795,503, representing 9.08% of net assets.

(b)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2016 was $1,980,292, which represent 3.75% of the Fund’s Net Assets.
(c)	Floating Rate Security. Rate disclosed is as of March 31, 2016.
(d)	All or a portion of the security is pledged as collateral for written call options.
(e)	Non-income producing security.
(f)	All or a portion of the security was on loan as of March 31, 2016.

REIT - Real Estate Investment Trust

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
S&P 500 Index:
	04/15/2016	2,000	20	$(126,800)
	04/15/2016	2,025	25	(106,750)
Total Written Call Options

(Premiums received $71,634)				$(233,550)

Sector Composition (March 31, 2016)

Financial	16.95%
Information Technology	9.23%
Consumer Discretionary	8.07%
Health Care	6.39%
Industrials	5.83%
Materials	2.69%
Utilities	2.07%
Consumer Staples	1.62%
Telecommunication Services	1.42%
Energy	1.16%

55.43%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
20	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Industry Composition (March 31, 2016)

Diversified Banks	3.69%
Consumer Finance	3.21%
Data Processing & Outsourced Services	3.07%
Aerospace & Defense	2.11%
Pharmaceuticals	1.92%
Internet Software & Services	1.65%
Drug Retail	1.62%
Regional Banks	1.62%
Multi-Sector Holdings	1.61%
Office REIT’s	1.56%
Multi-Utilities	1.48%
Electronic Manufacturing Services	1.39%
Semiconductors	1.37%
Real Estate Services	1.31%
Managed Health Care	1.26%
Building Products	1.25%
Trucking	1.21%
Hotels, Resorts & Cruise Lines	1.18%
Home Improvement Retail	1.17%
Health Care Distributors	1.13%
Other Industries (each less than 1%)	20.62%

55.43%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Credit Diversification (March 31, 2016)

Rating	% TNA
Aaa	4.05%
Aa2	0.48%
A1	0.46%
A3	4.29%
A*	0.85%
A-*	0.74%
Baa1	1.06%
Baa2	2.15%
Baa3	2.31%
BBB*	0.60%
BBB-*	0.78%
Ba1	1.19%
Ba2	0.17%
Ba3	1.04%
BB*	0.15%
B1	1.40%
B2	2.14%
B3	1.33%
B+*	0.20%
Caa1	0.08%
NR	1.53%

Total:	27.00%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	21

ICON Diversified Funds	Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund

Assets
Investments, at cost	$87,882,198	$53,110,439	$51,644,784
Investments, at value(a)	87,320,512	52,153,467	51,215,361
Cash	6,743	–	–
Foreign currency, at value (Cost $–, $6,713 and $–, respectively)	–	6,713	–
Receivables:
Investments sold	3,135,251	1,662,758	–
Fund shares sold	597,164	1,433,917	4,322
Expense reimbursements due from Adviser	46,403	10,214	9,491
Interest	1,063,832	48,166	12
Dividends	564	149,153	19,433
Foreign tax reclaims	–	892	–
Other Assets	22,142	44,470	21,186
Total assets	92,192,611	55,509,750	51,269,805

Liabilities
Payables:
Payable for collateral received on securities loaned	633,023	6,173,434	1,390,200
Investments purchased	5,745,764	2,098,077	–
Fund shares redeemed	114,843	69,791	68,843
Distributions due to shareholders	256,113	–	–
Advisory fees	42,036	27,832	31,163
Transfer agent fees	15,988	12,139	14,637
Fund accounting fees	9,442	4,751	5,599
Accrued distribution fees	4,395	8,613	11,602
Trustee fees and expenses	4,352	2,215	2,925
Administration fees	2,123	1,125	1,265
Accrued expenses	26,955	24,243	26,777
Total liabilities	6,855,034	8,422,220	1,553,011
Net Assets - all share classes	$85,337,577	$47,087,530	$49,716,794

Net Assets - Class S	$73,815,261	$25,306,351	$31,121,388

Net Assets - Class C	$4,793,523	$6,814,112	$12,344,662

Net Assets - Class A	$6,728,793	$14,967,067	$6,250,744

Net Assets Consists of
Paid-in capital	$89,298,926	$68,209,500	$70,816,112
Accumulated undistributed net investment income/(loss)	73,045	83,772	(164,908)
Accumulated undistributed net realized gain/(loss)	(3,472,708)	(20,249,018)	(20,504,987)
Unrealized appreciation/(depreciation)	(561,686)	(956,724)	(429,423)
Net Assets	$85,337,577	$47,087,530	$49,716,794

Shares outstanding (unlimited shares authorized, no par value)
Class S	7,976,885	1,682,888	2,305,513
Class C	515,970	448,940	1,027,185
Class A	730,297	997,841	488,538
Net asset value (offering and redemption price per share)
Class S	$9.25	$15.04	$13.50
Class C	$9.29	$15.18	$12.02
Class A	$9.21	$15.00	$12.79
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.67	$15.91	$13.58

(a) Includes securities on loan of	$602,439	$5,700,282	$1,413,258

The accompanying notes are an integral part of the financial statements.
22	www.iconfunds.com

ICON Diversified Funds	Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$20,225,473	$10,180,098	$53,412,174
Investments, at value(a)	20,105,107	10,266,268	53,664,374
Receivables:
Investments sold	–	149,667	485,293
Fund shares sold	60	818	475,271
Expense reimbursements due from Adviser	23,365	–	11,024
Interest	–	–	188,425
Dividends	6,276	1,796	23,886
Foreign tax reclaims	–	–	500
Other Assets	17,936	5,055	21,980
Total assets	20,152,744	10,423,604	54,870,753

Liabilities
Written options, at value (Premiums received $–, $– and $71,634, respectively)	–	–	233,550
Payables:
Payable for collateral received on securities loaned	200,200	–	356,123
Payable for interest expense on securities sold short	53	–	–
Expense recoupment due to Adviser	–	985	–
Investments purchased	–	–	1,284,503
Fund shares redeemed	32,693	23,780	61,028
Advisory fees	14,503	6,521	32,979
Transfer agent fees	18,360	2,318	9,951
Fund accounting fees	2,869	1,324	5,812
Accrued distribution fees	5,402	–	14,654
Trustee fees and expenses	1,692	586	2,315
Administration fees	486	266	1,348
Accrued expenses	25,426	17,910	24,145
Total liabilities	301,684	53,690	2,026,408
Net Assets - all share classes	$19,851,060	$10,369,914	$52,844,345

Net Assets - Class S	$8,480,025	$–	$27,962,864

Net Assets - Class C	$4,779,007	$–	$15,383,296

Net Assets - Class A	$6,592,028	$–	$9,498,185

Net Assets Consists of
Paid-in capital	$75,367,792	$10,757,115	$66,250,174
Accumulated undistributed net investment income/(loss)	(208,436)	(56,611)	79,210
Accumulated undistributed net realized gain/(loss)	(55,187,930)	(416,760)	(13,575,389)
Unrealized appreciation/(depreciation)	(120,366)	86,170	90,350
Net Assets	$19,851,060	$10,369,914	$52,844,345

Shares outstanding (unlimited shares authorized, no par value)		794,606
Class S	472,008	–	1,967,045
Class C	297,280	–	1,178,519
Class A	377,310	–	684,617
Net asset value (offering and redemption price per share)		$13.05
Class S	$17.97	$–	$14.22
Class C	$16.08	$–	$13.05
Class A	$17.47	$–	$13.87
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$18.54	$–	$14.72

(a) Includes securities on loan of	$197,080	$–	$352,913

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	23

ICON Diversified Funds	Statements of Operations
Period Ended March 31, 2016 (Unaudited)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Investment Income
Interest	$1,555,567	$69,709	$75
Dividends	400,815	1,088,858	383,390
Foreign taxes withheld	–	(9,776)	(269)
Income from securities lending, net	9,097	89,230	5,499
Other Income	–	15	–
Total investment income	1,965,479	1,238,036	388,695

Expenses
Advisory fees	251,496	161,240	194,727
Administration fees	22,338	11,362	13,794
Transfer agent fees	43,966	34,667	44,437
Distribution fees:
Class C	18,978	33,150	64,500
Class A	8,089	16,683	8,317
Registration fees	16,807	17,589	16,247
Audit and tax service expense	15,715	15,608	12,097
Fund accounting fees	11,661	6,043	6,691
Trustee fees and expenses	7,208	3,726	4,751
Insurance expense	5,728	2,586	4,222
Custody fees	4,582	2,755	1,841
Printing fees	7,857	6,506	8,137
Interest expense	415	144	959
Recoupment of previously reimbursed expenses	–	30	–
Other expenses	21,421	14,283	14,929
Total expenses before expense reimbursement	436,261	326,372	395,649
Expense reimbursement by Adviser due to expense limitation agreement	(94,390)	(18,356)	(14,030)
Net Expenses	341,871	308,016	381,619
Net Investment Income/(Loss)	1,623,608	930,020	7,076

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(733,959)	(524,015)	(1,173,440)
Foreign currency	–	(319)	–
	(733,959)	(524,334)	(1,173,440)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	1,080,197	2,425,539	(253,303)
	1,080,197	2,425,539	(253,303)
Net realized and unrealized gain/(loss)	346,238	1,901,205	(1,426,743)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,969,846	$2,831,225	$(1,419,667)

The accompanying notes are an integral part of the financial statements.
24	www.iconfunds.com

ICON Diversified Funds	Statements of Operations
Period Ended March 31, 2016 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund

Investment Income
Interest	$4	$13	$298,901
Dividends	185,299	82,149	393,548
Foreign taxes withheld	–	–	(1,484)
Income from securities lending, net	2,586	–	10,747
Other Income	–	–	4,043

Total investment income	187,889	82,162	705,755

Expenses
Advisory fees	104,820	40,372	192,563
Administration fees	6,533	2,859	13,687
Transfer agent fees	35,559	6,021	38,937
Distribution fees:
Class C	27,569	–	73,394
Class A	9,816	–	11,251
Registration fees	16,741	4,298	18,915
Audit and tax service expense	14,607	10,671	18,060
Fund accounting fees	3,494	1,803	9,085
Trustee fees and expenses	2,624	967	4,130
Insurance expense	2,365	770	2,033
Custody fees	2,420	1,210	6,321
Printing fees	5,579	4,685	5,695
Interest expense	6,090	266	1,585
Recoupment of previously reimbursed expenses	–	2,725	1,390
Other expenses	9,339	4,356	13,709

Total expenses before expense reimbursement	247,556	81,003	410,755
Expense reimbursement by Adviser due to expense limitation agreement	(46,557)	–	(16,378)

Net Expenses	200,999	81,003	394,377

Net Investment Income/(Loss)	(13,110)	1,159	311,378

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(12,804)	(393,396)	(387,719)
Foreign currency	–	–	(150)
Written options	–	–	(418)

	(12,804)	(393,396)	(388,287)

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(626,759)	160,777	1,043,140
Written options	–	–	(161,916)

	(626,759)	160,777	881,224

Net realized and unrealized gain/(loss)	(639,563)	(232,619)	492,937

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(652,673)	$(231,460)	$804,315

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	25

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Bond Fund			ICON Equity Income Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015		Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$1,623,608	$3,856,226		$930,020	$1,436,199
Net realized gain/(loss)	(733,959)	(2,721,154)		(524,334)	2,378,033
Change in net unrealized appreciation/(depreciation)	1,080,197	(1,322,993)		2,425,539	(3,911,455)
Net increase/(decrease) in net assets resulting from operations	1,969,846	(187,921)		2,831,225	(97,223)

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,367,824)	(4,367,039)	(a)	(548,826)	(760,578)
Class C	(66,020)	(198,438)	(a)	(100,132)	(154,918)
Class A	(114,321)	(381,214)	(a)	(271,238)	(425,141)
Net realized gains
Class S	–	(1,100,327)		–	–
Class C	–	(49,999)		–	–
Class A	–	(96,051)		–	–
Return of capital
Class S	–	(281,945)		–	–
Class C	–	(12,812)		–	–
Class A	–	(24,612)		–	–
Net decrease from dividends and distributions	(1,548,165)	(6,512,437)		(920,196)	(1,340,637)

Fund Share Transactions
Shares Sold
Class S	10,716,414	19,939,410		6,031,658	22,636,893
Class C	1,219,168	2,204,299		876,147	2,336,246
Class A	3,163,704	5,041,777		2,178,930	2,127,508
Reinvested dividends and distributions
Class S	782,893	5,264,217		330,082	715,630
Class C	30,434	160,822		44,091	105,154
Class A	38,782	245,318		136,935	385,989
Shares repurchased
Class S	(11,230,687)	(33,725,086)		(4,785,008)	(7,873,137)
Class C	(623,081)	(843,849)		(1,266,332)	(796,100)
Class A	(4,313,702)	(1,286,486)		(1,012,980)	(2,907,210)
Net increase/(decrease) from fund share transactions	(216,075)	(2,999,578)		2,533,523	16,730,973

Total net increase/(decrease) in net assets	205,606	(9,699,936)		4,444,552	15,293,113

Net Assets
Beginning of period	85,131,971	94,831,907		42,642,978	27,349,865
End of period	$85,337,577	$85,131,971		$47,087,530	$42,642,978

Accumulated undistributed net investment income/(loss)	$73,045	$(2,398)		$83,772	$73,948

(a)	The ICON Bond Fund had a distribution in excess of net investment income during the fiscal year ending September 30, 2015.

The accompanying notes are an integral part of the financial statements.
26	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Bond Fund		ICON Equity Income Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold
Class S	1,168,335	2,079,890	408,071	1,503,214
Class C	132,278	230,646	59,018	150,250
Class A	344,948	531,071	146,550	137,103
Issued to shareholders in reinvestment of distributions
Class S	85,195	556,451	23,051	46,951
Class C	3,299	16,961	3,051	6,871
Class A	4,237	26,037	9,589	25,418
Shares repurchased
Class S	(1,224,556)	(3,548,159)	(334,361)	(503,502)
Class C	(67,811)	(89,159)	(85,523)	(51,185)
Class A	(473,534)	(136,282)	(70,985)	(186,068)
Net increase/(decrease)	(27,609)	(332,544)	158,461	1,129,052
Shares outstanding, beginning of period	9,250,761	9,583,305	2,971,208	1,842,156
Shares outstanding, end of period	9,223,152	9,250,761	3,129,669	2,971,208

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	27

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Fund		ICON Long/Short Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$7,076	$(305,707)	$(13,110)	$(272,826)
Net realized gain/(loss)	(1,173,440)	1,666,949	(12,804)	1,596,940
Change in net unrealized appreciation/(depreciation)	(253,303)	(3,490,916)	(626,759)	(1,334,483)
Net increase/(decrease) in net assets resulting from operations	(1,419,667)	(2,129,674)	(652,673)	(10,369)

Fund Share Transactions
Shares Sold
Class S	940,066	2,650,530	832,126	13,446,762
Class C	374,970	570,850	56,867	1,135,887
Class A	211,943	673,069	343,989	2,023,326
Shares repurchased
Class S	(2,676,208)	(9,474,040)	(9,325,634)	(12,681,757)
Class C	(1,384,595)	(3,146,732)	(1,387,569)	(1,710,185)
Class A	(764,096)	(1,412,280)	(2,698,483)	(4,078,006)
Net decrease from fund share transactions	(3,297,920)	(10,138,603)	(12,178,704)	(1,863,973)

Total net decrease in net assets	(4,717,587)	(12,268,277)	(12,831,377)	(1,874,342)

Net Assets
Beginning of period	54,434,381	66,702,658	32,682,437	34,556,779
End of period	$49,716,794	$54,434,381	$19,851,060	$32,682,437

Accumulated undistributed net investment income/(loss)	$(164,908)	$(171,984)	$(208,436)	$(195,326)

Transactions in Fund Shares
Shares sold
Class S	66,837	174,791	44,953	668,902
Class C	31,369	40,080	3,467	60,489
Class A	16,195	44,868	19,761	100,326
Shares repurchased
Class S	(197,959)	(601,521)	(508,120)	(627,870)
Class C	(114,404)	(226,313)	(87,105)	(93,775)
Class A	(60,326)	(95,562)	(155,427)	(207,860)
Net decrease	(258,288)	(663,657)	(682,471)	(99,788)
Shares outstanding, beginning of period	4,079,524	4,743,181	1,829,069	1,928,857
Shares outstanding, end of period	3,821,236	4,079,524	1,146,598	1,829,069

The accompanying notes are an integral part of the financial statements.
28	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund			ICON Risk-Managed Balanced Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015		Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$1,159	$(80,515)		$311,378	$293,801
Net realized gain/(loss)	(393,396)	29,960		(388,287)	446,087
Change in net unrealized appreciation/(depreciation)	160,777	587,690		881,224	(1,184,909)

Net increase/(decrease) in net assets resulting from operations	(231,460)	537,135		804,315	(445,021)

Dividends and Distributions to Shareholders
Net investment income	–	(126,909)
Class S	–	–		(158,222)	(195,258)	(a)
Class C	–	–		(27,223)	(45,453)	(a)
Class A	–	–		(43,069)	(80,740)	(a)
Net realized gains	(10,170)	(60,583)	(b)

Net decrease from dividends and distributions	(10,170)	(187,492)		(228,514)	(321,451)

Fund Share Transactions
Shares Sold	421,967	1,123,562
Class S	–	–		10,309,611	20,735,760
Class C	–	–		4,959,068	5,157,125
Class A	–	–		2,815,927	7,372,991
Reinvested dividends and distributions	10,162	182,711
Class S	–	–		43,000	158,420
Class C	–	–		–	36,577
Class A	–	–		9,681	63,152
Shares repurchased	(867,552)	(2,741,644)
Class S	–	–		(9,409,735)	(13,651,238)
Class C	–	–		(2,762,387)	(1,464,014)
Class A	–	–		(1,880,129)	(6,013,030)

Net increase/(decrease) from fund share transactions	(435,423)	(1,435,371)		4,085,036	12,395,743

Total net increase/(decrease) in net assets	(677,053)	(1,085,728)		4,660,837	11,629,271

Net Assets
Beginning of period	11,046,967	12,132,695		48,183,508	36,554,237

End of period	$10,369,914	$11,046,967		$52,844,345	$48,183,508

Accumulated undistributed net investment income/(loss)	$(56,611)	$(57,770)		$79,210	$(3,654)

(a)	The ICON Risk-Managed Balanced Fund had a distribution in excess of net investment income during the fiscal year ending September 30, 2015.
(b)	The ICON Opportunities Fund had a distribution in excess of net realized gain during the fiscal year ending September 30, 2015.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	29

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold	31,643	79,579
Class S	–	–	737,265	1,429,825
Class C	–	–	380,220	385,869
Class A	–	–	203,437	521,467
Issued to shareholders in reinvestment of distributions	753	13,494
Class S	–	–	3,009	11,119
Class C	–	–	–	2,801
Class A	–	–	694	4,524
Shares repurchased	(67,095)	(194,321)
Class S	–	–	(676,147)	(973,454)
Class C	–	–	(215,285)	(109,255)
Class A	–	–	(136,774)	(421,260)

Net increase/(decrease)	(34,699)	(101,248)	296,419	851,636

Shares outstanding, beginning of period	829,305	930,553	3,533,762	2,682,126

Shares outstanding, end of period	794,606	829,305	3,830,181	3,533,762

The accompanying notes are an integral part of the financial statements.
30	www.iconfunds.com

ICON Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$9.20		$9.90	$9.89	$10.51	$10.11	$10.79

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.18		0.41	0.43 (c)	0.24	0.38	0.47
Net realized and unrealized gains/(losses) on investments	0.04		(0.44)	0.15	(0.32)	0.59	(0.46)

Total from investment operations	0.22		(0.03)	0.58	(0.08)	0.97	0.01

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.51)	(0.44)	(0.24)	(0.40)	(0.47)
Distributions from net realized gains	–		(0.13)	(0.13)	(0.30)	(0.17)	(0.22)
Return of capital	–		(0.03)	–	–	–	–

Total dividends and distributions	(0.17)		(0.67)	(0.57)	(0.54)	(0.57)	(0.69)

Net asset value, end of period	$9.25		$9.20	$9.90	$9.89	$10.51	$10.11

Total Return	2.44%	(d)	(0.28)%	6.01%	(0.84)%	9.93%	0.15%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$73,815		$73,152	$87,675	$88,313	$81,381	$881

Ratio of expenses to average net assets
Before expense limitation/ recoupment	0.94%	(e)	0.91%	0.86%	0.89%	0.88%	1.18%
After expense limitation/ recoupment (f)	0.75%	(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	3.75%	(e)	4.10%	4.22%	2.19%	3.46%	4.08%
After expense limitation/ recoupment	3.94%	(e)	4.26%	4.33% (c)	2.33%	3.59%	4.51%
Portfolio turnover rate	70%	(d)	153%	176%	97%	51%	32%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)

Investment income per share of Class S reflects a large, non-recurring dividend which amounted to $0.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.59% for Class S.

(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	31

ICON Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$9.24		$9.94	$9.93	$10.55	$10.15	$10.83

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	0.14		0.32	0.34 (b)	0.15	0.31	0.39
Net realized and unrealized gains/(losses) on investments	0.05		(0.43)	0.15	(0.32)	0.57	(0.46)
Total from investment operations	0.19		(0.11)	0.49	(0.17)	0.88	(0.07)

Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.43)	(0.35)	(0.15)	(0.31)	(0.39)
Distributions from net realized gains	–		(0.13)	(0.13)	(0.30)	(0.17)	(0.22)
Return of capital	–		(0.03)	–	–	–	–
Total dividends and distributions	(0.14)		(0.59)	(0.48)	(0.45)	(0.48)	(0.61)

Net asset value, end of period	$9.29		$9.24	$9.94	$9.93	$10.55	$10.15

Total Return(c)	2.03%	(d)	(1.10)%	5.10%	(1.66)%	8.98%	(0.68)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,794		$4,142	$2,879	$3,008	$3,772	$3,879

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.10%	(e)	2.19%	2.27%	2.06%	2.28%	2.16%
After expense limitation/recoupment(f)	1.60%	(e)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	2.61%	(e)	2.76%	2.75%	1.02%	2.35%	3.11%
After expense limitation/recoupment	3.11%	(e)	3.35%	3.42% (b)	1.48%	3.03%	3.67%
Portfolio turnover rate	70%	(d)	153%	176%	97%	51%	32%

(a)	Calculated using the average shares method.
(b)

Investment income per share of Class C reflects a large, non-recurring dividend which amounted to $0.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.84% for Class C.

(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
32	www.iconfunds.com

ICON Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$9.17		$9.86	$9.89	$10.51	$10.11	$10.81

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	0.17		0.36	0.43 (c)	0.21	0.36	0.46
Net realized and unrealized gains/(losses) on investments	0.04		(0.41)	0.12	(0.32)	0.58	(0.46)
Total from investment operations	0.21		(0.05)	0.55	(0.11)	0.94	–

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.48)	(0.45)	(0.21)	(0.37)	(0.48)
Distributions from net realized gains	–		(0.13)	(0.13)	(0.30)	(0.17)	(0.22)
Return of capital	–		(0.03)	–	–	–	–
Total dividends and distributions	(0.17)		(0.64)	(0.58)	(0.51)	(0.54)	(0.70)

Net asset value, end of period	$9.21		$9.17	$9.86	$9.89	$10.51	$10.11

Total Return(d)	2.27%	(e)	(0.44)%	5.77%	(1.08)%	9.66%	(0.02)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,729		$7,838	$4,278	$6,792	$7,515	$249

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.40%	(f)	1.36%	1.44%	1.34%	1.31%	5.83%
After expense limitation/recoupment(g)	1.00%	(f)	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	3.26%	(f)	3.50%	3.84%	1.71%	3.13%	(0.38)%
After expense limitation/recoupment	3.66%	(f)	3.86%	4.28% (c)	2.06%	3.44%	4.44%
Portfolio turnover rate	70%	(e)	153%	176%	97%	51%	32%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)

Investment income per share of Class A reflects a large, non-recurring dividend which amounted to $0.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.55% for Class A.

(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	33

ICON Equity Income Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$14.36		$14.87	$13.80	$12.18	$10.21	$10.96

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	0.33		0.56	0.52	0.47	0.43	0.50
Net realized and unrealized gains/(losses) on investments	0.69		(0.56)	1.04	1.65	2.03	(0.71)
Total from investment operations	1.02		(0.00) (c)	1.56	2.12	2.46	(0.21)

Less dividends and distributions:
Dividends from net investment income	(0.34)		(0.51)	(0.49)	(0.50)	(0.49)	(0.54)
Total dividends and distributions	(0.34)		(0.51)	(0.49)	(0.50)	(0.49)	(0.54)

Net asset value, end of period	$15.04		$14.36	$14.87	$13.80	$12.18	$10.21

Total Return	7.22%	(d)	(0.17)%	11.36%	17.76%	24.43%	(2.40)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$25,306		$22,779	$8,022	$5,116	$7,123	$142

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.26%	(e)	1.25%	1.38%	1.53%	1.47%	3.99%
After expense limitation/recoupment (f)	1.20%	(e)	1.20%	1.20%	1.21%	1.21%	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	4.50%	(e)	3.52%	3.36%	3.28%	3.31%	1.45%
After expense limitation/recoupment	4.56%	(e)	3.57%	3.54%	3.60%	3.57%	4.24%
Portfolio turnover rate	67%	(d)	174%	148%	163%	122%	143%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
34	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$14.45		$14.96	$13.88	$12.25	$10.16	$10.85

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.26		0.40	0.36	0.35	0.29	0.37
Net realized and unrealized gains/(losses) on investments	0.69		(0.56)	1.06	1.65	2.06	(0.72)
Total from investment operations	0.95		(0.16)	1.42	2.00	2.35	(0.35)

Less dividends and distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.34)	(0.37)	(0.26)	(0.34)
Total dividends and distributions	(0.22)		(0.35)	(0.34)	(0.37)	(0.26)	(0.34)

Net asset value, end of period	$15.18		$14.45	$14.96	$13.88	$12.25	$10.16

Total Return(b)	6.66%	(c)	(1.16)%	10.26%	16.58%	23.31%	(3.47)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,814		$6,825	$5,481	$5,423	$5,146	$3,874

Ratio of expenses to average net assets
Before expense limitation/ recoupment	2.37%	(d)	2.34%	2.45%	2.42%	2.62%	2.53%
After expense limitation/ recoupment (e)	2.20%	(d)	2.20%	2.20%	2.21%	2.20%	2.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	3.35%	(d)	2.40%	2.21%	2.49%	2.09%	2.85%
After expense limitation/ recoupment	3.52%	(d)	2.54%	2.46%	2.70%	2.51%	3.18%
Portfolio turnover rate	67%	(c)	174%	148%	163%	122%	143%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	35

ICON Equity Income Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011

Net asset value, beginning of period	$14.29		$14.79	$13.73	$12.12	$10.15	$10.90

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	0.31		0.50	0.47	0.45	0.39	0.47
Net realized and unrealized gains/(losses) on investments	0.68		(0.53)	1.04	1.63	2.03	(0.71)

Total from investment operations	0.99		(0.03)	1.51	2.08	2.42	(0.24)

Less dividends and distributions:
Dividends from net investment income	(0.28)		(0.47)	(0.45)	(0.47)	(0.45)	(0.51)

Total dividends and distributions	(0.28)		(0.47)	(0.45)	(0.47)	(0.45)	(0.51)

Net asset value, end of period	$15.00		$14.29	$14.79	$13.73	$12.12	$10.15

Total Return(c)	7.03%	(d)	(0.38)%	11.07%	17.49%	24.10%	(2.66)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,967		$13,039	$13,847	$12,798	$10,758	$2,871

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.54%	(e)	1.52%	1.59%	1.68%	1.69%	1.91%
After expense limitation/recoupment(f)	1.45%	(e)	1.45%	1.45%	1.46%	1.45%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	4.23%	(e)	3.14%	3.08%	3.24%	3.11%	3.55%
After expense limitation/recoupment	4.32%	(e)	3.21%	3.22%	3.45%	3.35%	4.01%
Portfolio turnover rate	67%	(d)	174%	148%	163%	122%	143%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
36	www.iconfunds.com

ICON Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011

Net asset value, beginning of period	$13.83		$14.52	$14.00	$11.34	$8.82	$9.04

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.02		(0.02)	0.00 (c)	0.07	0.07	(0.07)
Net realized and unrealized gains/(losses) on investments	(0.35)		(0.67)	0.52	2.66	2.45	(0.15)

Total from investment operations	(0.33)		(0.69)	0.52	2.73	2.52	(0.22)

Less dividends and distributions:
Dividends from net investment income	–		–	–	(0.07)	–	–

Total dividends and distributions	–		–	–	(0.07)	–	–

Net asset value, end of period	$13.50		$13.83	$14.52	$14.00	$11.34	$8.82

Total Return	(2.39)%	(d)	(4.75)%	3.71%	24.27%	28.57%	(2.43)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$31,121		$33,695	$41,577	$6,986	$22,952	$133

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.15%	(e)	1.09%	1.10%	1.23%	1.18%	2.52%
After expense limitation/ recoupment (f)	1.15%	(e)	1.09%	1.10%	1.23%	1.18%	2.52%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	0.35%	(e)	(0.11)%	0.02%	0.59%	0.61%	(0.72)%
After expense limitation/ recoupment	0.35%	(e)	(0.11)%	0.02%	0.59%	0.61%	(0.72)%
Portfolio turnover rate	3%	(d)	54%	65%	33%	24%	58%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	37

ICON Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011

Net asset value, beginning of period	$12.38		$13.15	$12.82	$10.42	$8.17	$8.36

Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.05)	(b)	(0.18)	(0.14)	(0.07)	(0.04)	(0.05)
Net realized and unrealized gains/(losses) on investments	(0.31)		(0.59)	0.47	2.47	2.29	(0.14)

Total from investment operations	(0.36)		(0.77)	0.33	2.40	2.25	(0.19)

Net asset value, end of period	$12.02		$12.38	$13.15	$12.82	$10.42	$8.17

Total Return(c)	(2.91)%	(d)	(5.86)%	2.57%	23.03%	27.54%	(2.27)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,345		$13,745	$17,050	$18,848	$18,378	$17,884

Ratio of expenses to average net assets
Before expense limitation/ recoupment	2.39%	(e)	2.27%	2.26%	2.32%	2.35%	2.27%
After expense limitation/ recoupment (f)	2.25%	(e)	2.25%	2.25%	2.26%	2.28%	2.27%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(0.89)%	(e)	(1.29)%	(1.09)%	(0.64)%	(0.48)%	(0.50)%
After expense limitation/ recoupment	(0.75)%	(e)	(1.27)%	(1.08)%	(0.58)%	(0.41)%	(0.50)%
Portfolio turnover rate	3%	(c)	54%	65%	33%	24%	58%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
38	www.iconfunds.com

ICON Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011

Net asset value, beginning of period	$13.13		$13.84	$13.39	$10.85	$8.46	$8.67

Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.00)	(c)(d)	(0.08)	(0.05)	0.02	0.03	(0.07)
Net realized and unrealized gains/(losses) on investments	(0.34)		(0.63)	0.50	2.56	2.36	(0.14)

Total from investment operations	(0.34)		(0.71)	0.45	2.58	2.39	(0.21)

Less dividends and distributions:
Dividends from net investment income	–		–	–	(0.04)	–	–

Total dividends and distributions	–		–	–	(0.04)	–	–

Net asset value, end of period	$12.79		$13.13	$13.84	$13.39	$10.85	$8.46

Total Return(e)	(2.59)%	(f)	(5.13)%	3.36%	23.90%	28.25%	(2.42)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,251		$6,994	$8,076	$10,000	$12,401	$1,245

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.66%	(g)	1.55%	1.56%	1.58%	1.54%	2.52%
After expense limitation/ recoupment (h)	1.50%	(g)	1.50%	1.50%	1.51%	1.54%	2.52%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(0.17)%	(g)	(0.57)%	(0.38)%	0.12%	0.27%	(0.75)%
After expense limitation/ recoupment	(0.01)%	(g)	(0.52)%	(0.32)%	0.19%	0.27%	(0.75)%
Portfolio turnover rate	3%	(f)	54%	65%	33%	24%	58%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(d)	Amount less than $(0.005).
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	39

ICON Long/Short Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011

Net asset value, beginning of period	$18.39		$18.41	$17.48	$14.56	$11.61	$11.90

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.02		(0.09)	(0.06)	0.01	0.02	0.02
Net realized and unrealized gains/(losses) on investments	(0.44)		0.07	0.99	2.91	2.93	(0.31)

Total from investment operations	(0.42)		(0.02)	0.93	2.92	2.95	(0.29)

Net asset value, end of period	$17.97		$18.39	$18.41	$17.48	$14.56	$11.61

Total Return	(2.28)%	(c)	(0.11)%	5.32%	20.05%	25.41%	(2.44)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$8,480		$17,196	$16,465	$4,774	$3,471	$42

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.68%	(d)	1.37%	1.45%	1.53%	2.18%	7.76%
After expense limitation/recoupment (e)	1.30%	(d)	1.28%	1.32%	1.32%	1.35%	1.65%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.18)%	(d)	(0.52)%	(0.47)%	(0.14)%	(0.70)%	(5.96)%
After expense limitation/recoupment	0.20%	(d)	(0.43)%	(0.34)%	0.07%	0.13%	0.15%
Portfolio turnover rate	3%	(c)	74%	65%	33%	54%	67%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.
40	www.iconfunds.com

ICON Long/Short Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$16.54		$16.74	$16.05	$13.52	$10.89	$11.29

Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.07)		(0.27)	(0.24)	(0.14)	(0.11)	(0.11)
Net realized and unrealized gains/(losses) on investments	(0.39)		0.07	0.93	2.67	2.74	(0.29)

Total from investment operations	(0.46)		(0.20)	0.69	2.53	2.63	(0.40)

Net asset value, end of period	$16.08		$16.54	$16.74	$16.05	$13.52	$10.89

Total Return(b)	(2.78)%	(c)	(1.19)%	4.30%	18.71%	24.15%	(3.54)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,779		$6,300	$6,932	$6,108	$6,004	$5,546

Ratio of expenses to average net assets
Before expense limitation/ recoupment	2.77%	(d)	2.53%	2.57%	2.62%	2.95%	3.14%
After expense limitation/ recoupment (e)	2.35%	(d)	2.33%	2.38%	2.37%	2.41%	2.70%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(1.23)%	(d)	(1.68)%	(1.58)%	(1.21)%	(1.44)%	(1.38)%
After expense limitation/ recoupment	(0.81)%	(d)	(1.48)%	(1.39)%	(0.96)%	(0.90)%	(0.94)%
Portfolio turnover rate	3%	(c)	74%	65%	33%	54%	67%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	41

ICON Long/Short Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$17.91		$17.99	$17.13	$14.31	$11.44	$11.77

Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.00)	(c)	(0.15)	(0.12)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gains/(losses) on investments	(0.44)		0.07	0.98	2.84	2.89	(0.31)
Total from investment operations	(0.44)		(0.08)	0.86	2.82	2.87	(0.33)

Net asset value, end of period	$17.47		$17.91	$17.99	$17.13	$14.31	$11.44

Total Return(d)	(2.46)%	(e)	(0.44)%	5.02%	19.71%	25.09%	(2.80)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,592		$9,186	$11,160	$8,813	$15,687	$1,213

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.94%	(f)	1.73%	1.81%	1.91%	2.09%	3.23%
After expense limitation/ recoupment (g)	1.60%	(f)	1.58%	1.63%	1.61%	1.65%	1.91%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(0.40)%	(f)	(0.89)%	(0.82)%	(0.45)%	(0.58)%	(1.46)%
After expense limitation/ recoupment	(0.06)%	(f)	(0.74)%	(0.64)%	(0.16)%	(0.14)%	(0.14)%
Portfolio turnover rate	3%	(e)	74%	65%	33%	54%	67%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.
42	www.iconfunds.com

ICON Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013(a)
Net asset value, beginning of period	$13.32		$13.04	$13.02	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.00	(c)	(0.09)	(0.12)	(0.01)
Net realized and unrealized gains/(losses) on investments	(0.26)		0.58	0.41 (d)	3.03
Total from investment operations	(0.26)		0.49	0.29	3.02

Less dividends and distributions:
Distributions from net realized gains	(0.01)		(0.21)	(0.27)	–
Total dividends and distributions	(0.01)		(0.21)	(0.27)	–

Net asset value, end of period	$13.05		$13.32	$13.04	$13.02

Total Return	(1.94)	%(e)	3.75%	2.19%	30.20%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$10,370		$11,047	$12,133	$442

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.50	%(f)	1.58%	2.44%	12.47%
After expense limitation/ recoupment (g)	1.50	%(f)	1.50%	1.50%	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	0.02	%(f)	(0.72)%	(1.81)%	(11.02)%
After expense limitation/ recoupment	0.02	%(f)	(0.65)%	(0.87)%	(0.07)%
Portfolio turnover rate	24	%(e)	76%	46%	52%

(a)	Commenced operations on October 1, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	43

ICON Risk-Managed Balanced Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$14.02		$13.98	$13.40	$12.32	$10.88	$10.96

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.11		0.18	0.24	0.24	0.15	0.12
Net realized and unrealized gains/(losses) on investments	0.17		0.01	0.56	1.04	1.44	(0.05)

Total from investment operations	0.28		0.19	0.80	1.28	1.59	0.07

Less dividends and distributions:
Dividends from net investment income	(0.08)		(0.15)	(0.22)	(0.20)	(0.15)	(0.15)
Total dividends and distributions	(0.08)		(0.15)	(0.22)	(0.20)	(0.15)	(0.15)

Net asset value, end of period	$14.22		$14.02	$13.98	$13.40	$12.32	$10.88

Total Return	2.00	%(c)	1.35%	6.02%	10.51%	14.65%	0.51%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$27,963		$26,677	$20,071	$43,350	$6,692	$60

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.24	%(d)	1.34%	1.22%	1.43%	1.80%	7.22%
After expense limitation/ recoupment (e)	1.21	%(d)	1.20%	1.20%	1.21%	1.24%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	1.52	%(d)	1.09%	1.72%	1.65%	0.69%	(4.94)%
After expense limitation/recoupment	1.55	%(d)	1.23%	1.74%	1.87%	1.25%	1.05%
Portfolio turnover rate	62	%(c)	119%	137%	98%	71%	68%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
44	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$12.89		$12.90	$12.39	$11.41	$10.09	$10.15

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.03		0.03	0.09	0.09	0.02	0.01
Net realized and unrealized	0.15		0.01	0.54	0.98	1.34	(0.05)
gains/(losses) on investments

Total from investment operations	0.18		0.04	0.63	1.07	1.36	(0.04)

Less dividends and distributions:
Dividends from net investment income	(0.02)		(0.05)	(0.12)	(0.09)	(0.04)	(0.02)

Total dividends and distributions	(0.02)		(0.05)	(0.12)	(0.09)	(0.04)	(0.02)

Net asset value, end of period	$13.05		$12.89	$12.90	$12.39	$11.41	$10.09

Total Return(b)	1.42	%(c)	0.31%	5.06%	9.45%	13.47%	(0.45)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,383		$13,061	$9,469	$5,667	$2,243	$2,099

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.27	%(d)	2.38%	2.33%	2.72%	3.25%	2.95%
After expense limitation/recoupment (e)	2.21	%(d)	2.20%	2.20%	2.22%	2.23%	2.23%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	0.47	%(d)	0.06%	0.61%	0.22%	(0.79)%	(0.66)%
After expense limitation/recoupment	0.53	%(d)	0.24%	0.74%	0.72%	0.23%	0.06%
Portfolio turnover rate	62	%(c)	119%	137%	98%	71%	68%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	45

ICON Risk-Managed Balanced Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$13.68		$13.69	$13.12	$12.06	$10.66	$10.72

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.09		0.14	0.20	0.18	0.11	0.09
Net realized and unrealized gains/(losses) on investments	0.16		0.00 (c)	0.57	1.05	1.41	(0.05)

Total from investment operations	0.25		0.14	0.77	1.23	1.52	0.04

Less dividends and distributions:
Dividends from net investment income	(0.06)		(0.15)	(0.20)	(0.17)	(0.12)	(0.10)

Total dividends and distributions	(0.06)		(0.15)	(0.20)	(0.17)	(0.12)	(0.10)

Net asset value, end of period	$13.87		$13.68	$13.69	$13.12	$12.06	$10.66

Total Return(d)	1.86	%(e)	1.00%	5.88%	10.28%	14.28%	0.32%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,498		$8,446	$7,014	$7,819	$4,045	$1,982

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.61	%(f)	1.70%	1.65%	2.12%	2.16%	2.08%
After expense limitation/recoupment (g)	1.46	%(f)	1.45%	1.45%	1.47%	1.48%	1.48%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	1.13	%(f)	0.71%	1.29%	0.81%	0.28%	0.20%
After expense limitation/recoupment	1.28	%(f)	0.96%	1.49%	1.46%	0.96%	0.80%
Portfolio turnover rate	62	%(e)	119%	137%	98%	71%	68%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
46	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

1. ORGANIZATION

The ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are a series of funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is to maximize total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is longterm capital appreciation with a secondary objective of capital preservation. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as periods with rising interest rates.

The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligations or “CMO”), and in other types of mortgage-related securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Semi-Annual Report | March 31, 2016	47

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The Equity Income Fund, ICON Fund and Long/Short Fund have significant weights in the Financial Sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect this sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options shall be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

48	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2016:

ICON Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$57,007,955	$–	$57,007,955
Foreign Corporate Bonds	–	2,241,750	–	2,241,750
U.S. Treasury Obligations	–	985,977	–	985,977
Collateralized Mortgage Obligations	–	7,708,199	–	7,708,199
Common Stocks	766,215	–	–	766,215
Preferred Stocks	4,709,389	–	–	4,709,389
Closed-End Mutual Funds	8,187,615	–	–	8,187,615
Collateral for Securities on Loan	–	633,023	–	633,023
Short-Term Investments	–	5,080,389	–	5,080,389
Total	$13,663,219	$73,657,293	$–	$87,320,512

ICON Equity Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,809,689	$–	$1,809,689
Common Stocks	39,672,388	–	–	39,672,388
Preferred Stocks	1,479,338	–	–	1,479,338
Convertible Preferred Stocks	241,002	–	–	241,002
Closed-End Mutual Funds	2,149,357	–	–	2,149,357
Put Options Purchased	87,000	–	–	87,000
Collateral for Securities on Loan	–	6,173,434	–	6,173,434
Short-Term Investments	–	541,259	–	541,259
Total	$43,629,085	$8,524,382	$–	$52,153,467

ICON Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,194,118	$–	$–	$43,194,118
Exchange Traded Funds	471,855	–	–	471,855
Collateral for Securities on Loan	–	1,390,200	–	1,390,200
Short-Term Investments
Money Market Funds	4,000,000	–	–	4,000,000
Time Deposits	–	2,159,188	–	2,159,188
Total	$47,665,973	$3,549,388	$–	$51,215,361

Semi-Annual Report | March 31, 2016	49

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,753,103	$–	$–	$18,753,103
Exchange Traded Funds	197,080	–	–	197,080
Collateral for Securities on Loan	–	200,200	–	200,200
Short-Term Investments	–	954,724	–	954,724
Total	$18,950,183	$1,154,924	$–	$20,105,107

ICON Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,110,553	$–	$–	$8,110,553
Exchange Traded Funds	94,468	–	–	94,468
Short-Term Investments	–	2,061,247	–	2,061,247
Total	$8,205,021	$2,061,247	$–	$10,266,268

ICON Risk-Managed Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$10,373,354	$–	$10,373,354
Foreign Corporate Bonds	–	373,625	–	373,625
U.S. Treasury Obligations	–	2,132,074	–	2,132,074
Collateralized Mortgage Obligations	–	1,389,425	–	1,389,425
Common Stocks	27,518,338	–	–	27,518,338
Preferred Stocks	1,769,848	–	–	1,769,848
Closed-End Mutual Funds	4,113,281	–	–	4,113,281
Exchange Traded Funds	1,038,451	–	–	1,038,451
Put Options Purchased	17,550	–	–	17,550
Collateral for Securities on Loan	–	356,123	–	356,123
Short-Term Investments	–	4,582,305	–	4,582,305
Total	$34,457,468	$19,206,906	$–	$53,664,374

Other Financial Instruments
Liabilities
Written Call Options	$(233,550)	–	–	$(233,550)
Total	$(233,550)	–	–	$(233,550)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

No Level 3 securities were held in any of the Funds at March 31, 2016.

For the period ended March 31, 2016, there was no transfer activity between Level 1, Level 2 or Level 3. The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

50	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2016 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2016, the Equity Income Fund engaged in purchased put option transactions, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments. The RiskManaged Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use. The cash collateral held for the custodian and/or borrowings from the custodian are included on the Statement of Assets and Liabilities.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended March 31, 2016, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	–	$–
Options written during period	(125)	(184,011)
Options closed during period	80	112,377
Options outstanding, end of period	(45)	$(71,634)

Semi-Annual Report | March 31, 2016	51

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Equity Income Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$87,000	N/A	N/A
Total		$87,000		$–

ICON Risk-Managed Balanced Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$17,550	N/A	N/A
Equity Contracts (Written Options)	N/A	N/A	Written options, at value	$ 233,550
Total		$17,550		$ 233,550

ICON Equity Income Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$–	$(49,135)
Total		$–	$(49,135)

ICON Risk-Managed Balanced Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$(422,918)	$(129,858)
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Change in unrealized net appreciation/(depreciation) on written options	(418)	(161,916)
Total		$(423,336)	$(291,774)

52	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The average purchased and written option contracts during the period ended March 31, 2016, was as follows:

ICON Equity Income Fund Derivative Type	Unit of Measurement	Average+
Purchased Options	Contracts	100++

ICON Risk-Managed Balanced Fund Derivative Type	Unit of Measurement	Average+
Purchased Options	Contracts	115++
Written Options	Contracts	30++

+	The average is calculated based on the actual number of days with outstanding derivatives.
++

During the period ended March 31, 2016, the Equity Income Fund had outstanding purchased option contracts for 9 days and the Risk-Managed Balanced Fund had outstanding purchased option contracts for the entire period and outstanding written option contracts for 128 days.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s prime broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2016, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2016, is included in the Statement of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016. It may also include collateral received from the pre-funding of security loans.

Semi-Annual Report | March 31, 2016	53

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2016:

Remaining contractual maturity of the lending agreement

	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Market Value	Collateral Received	Amounts due to/(from) counterparty
Securities Lending Transactions
ICON Bond Fund
Corporate Securities	$494,680	$–	$–	$–	$494,680	$522,460	$27,780
Equity Securities	107,759	–	–	–	107,759	110,563	2,804
Total					602,439	633,023	30,584
ICON Equity Income Fund
Equity Securities	5,700,282	–	–	–	5,700,282	6,173,434	473,152
ICON Fund
Equity Securities	1,413,258	–	–	–	1,413,258	1,390,200	(23,058)
ICON Long/Short Fund
Equity Securities	197,080	–	–	–	197,080	200,200	3,120
ICON Risk-Managed Balanced Fund
Equity Securities	352,913	–	–	–	352,913	356,123	3,210
Total Loans					$8,265,972	$8,752,980	$487,008

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

54	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Printing Fees	Transfer Agent Fees	Registration Fees
ICON Bond Fund
Class S	$6,656	$34,182	$7,064
Class C	502	4,314	4,874
Class A	699	5,470	4,869
ICON Equity Income Fund
Class S	4,116	17,759	6,561
Class C	686	5,923	5,241
Class A	1,704	10,985	5,787
ICON Fund
Class S	4,927	17,330	5,566
Class C	2,140	18,789	5,622
Class A	1,070	8,318	5,059
ICON Long/Short Fund
Class S	2,782	18,003	4,526
Class C	964	8,062	5,652
Class A	1,833	9,494	6,563
ICON Risk-Managed Balanced Fund
Class S	2,865	20,973	5,523
Class C	1,471	10,528	6,509
Class A	1,359	7,436	6,883

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk- Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Bond Fund	–	0.75%	1.60%	1.00%
ICON Equity Income Fund	–	1.20%	2.20%	1.45%
ICON Fund	–	1.25%	2.25%	1.50%
ICON Long/Short Fund	–	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.50%	–	–	–
ICON Risk-Managed Balanced Fund	–	1.20%	2.20%	1.45%

Semi-Annual Report | March 31, 2016	55

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The Funds’ expense limitations, excluding the Bond Fund Class A, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2021. Limitations for the Bond Fund Class A, all classes of the ICON Fund and the Opportunities Fund will continue in effect until at least January 31, 2017. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2016 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019
ICON Bond Fund	$74,512	$136,560	$180,067	$94,390
ICON Equity Income Fund	24,180	42,058	31,087	18,356
ICON Fund	6,833	6,978	6,855	14,030
ICON Long/Short Fund	32,062	50,612	50,987	46,557
ICON Opportunities Fund	18,639	22,580	8,824	–
ICON Risk-Managed Balanced Fund	19,515	28,053	61,973	16,378

Accounting, Custody and Transfer Agent Fees

Effective March 1, 2016, ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Funds. Prior to March 1, 2016, State Street Bank and Trust Company (“State Street”) served as the fund accounting agent for the Funds. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions. Effective after the close of business on April 8, 2016, ALPS assumed the transfer agent services for the Trust.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2016, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

Effective March 1, 2016, ICON Advisers has a sub-administration agreement with ALPS under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust. Prior to March 1, 2016, the sub-administration agreement was between ICON Advisers and State Street.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

56	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the period ended March 31, 2016, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2016, the total related amounts paid by the Funds under this arrangement was $2,437 and is included in Other Expenses on the Statement of Operations.

4. BORROWINGS

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 28, 2016, the maximum borrowing limit was changed from $75 million to $50 million. Prior to March 28, 2015, the maximum borrowing limit was $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street.

For the period ended March 31, 2016, the average outstanding loan by Fund was as follows:

Fund*	Average Borrowing (10/1/15-3/31/16)^	Average Interest Rates (10/1/15-3/31/16)^
ICON Bond Fund	$1,201,046	1.38%
ICON Equity Income Fund	642,015	1.57%
ICON Fund	224,613	1.54%
ICON Long/Short Fund	1,087,519	1.54%
ICON Opportunities Fund	22,380	1.55%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2016.
^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
ICON Bond Fund	$57,093,380	$55,021,029	$968,438	$4,805,127
ICON Equity Income Fund	31,010,101	28,638,460	–	–
ICON Fund	1,589,890	10,205,433	–	–
ICON Long/Short Fund	680,225	13,415,937	–	–
ICON Opportunities Fund	2,459,134	4,822,596	–	–
ICON Risk-Managed Balanced Fund	30,920,147	28,419,817	1,078,328	1,953,433

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, partnership adjustments, distribution recharacterization, and net investment losses.

Semi-Annual Report | March 31, 2016	57

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

For the year ended September 30, 2015, the following Funds had capital loss carryforwards:

Fund	Expiring in 2017	Expiring in 2018
ICON Equity Income Fund	$633,993	$19,089,764
ICON Fund	–	17,897,797
ICON Long/Short Fund	33,675,748	19,325,857
ICON Risk-Managed Balanced Fund	–	13,217,299

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2015, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$2,398,174
ICON Fund	3,100,699
ICON Long/Short Fund	3,830,377
ICON Risk-Managed Balanced Fund	318,827

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2015, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
ICON Bond Fund	$4,946,691	$1,246,377	$319,369
ICON Equity Income Fund	1,340,637	–	–
ICON Opportunities Fund	126,909	60,583	–
ICON Risk-Managed Balanced Fund	321,451	–	–

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral*	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
ICON Bond Fund	$–	$(2,708,514)	$–	$(1,674,516)	$(4,383,030)
ICON Equity Income Fund	73,948	–	(19,723,757)	(3,383,190)	(23,032,999)
ICON Fund	–	(1,605,734)	(17,897,797)	(176,120)	(19,679,651)
ICON Long/Short Fund	–	(2,368,847)	(53,001,605)	506,393	(54,864,059)
ICON Opportunities Fund	–	(70,964)	–	(74,607)	(145,571)
ICON Risk-Managed Balanced Fund	–	–	(13,217,299)	(764,331)	(13,981,630)

*	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

58	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

As of March 31, 2016, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Bond Fund	$1,347,616	$(1,927,917)	$(580,301)	$87,900,813
ICON Equity Income Fund	2,124,815	(3,134,129)	(1,009,314)	53,162,781
ICON Fund	3,714,300	(4,143,723)	(429,423)	51,644,784
ICON Long/Short Fund	1,537,809	(1,658,175)	(120,366)	20,225,473
ICON Opportunities Fund	841,893	(755,723)	86,170	10,180,098
ICON Risk Managed Balanced Fund	2,415,268	(2,170,804)	244,464	53,419,910

7. SUBSEQUENT EVENTS

Effective after the close of business on April 8, 2016, ALPS became the Trust’s transfer agent.

Semi-Annual Report | March 31, 2016	59

ICON Diversified Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/15 – 3/31/16).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
ICON Bond Fund
Class S
Actual	$ 1,000.00	$ 1,024.40	0.75%	$ 3.80
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.25	0.75%	$ 3.79
Class C
Actual	$ 1,000.00	$ 1,020.30	1.60%	$ 8.08
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.00	1.60%	$ 8.07
Class A
Actual	$ 1,000.00	$ 1,022.70	1.00%	$ 5.06
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.00	1.00%	$ 5.05

ICON Equity Income Fund
Class S
Actual	$ 1,000.00	$ 1,072.20	1.20%	$ 6.22
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.00	1.20%	$ 6.06
Class C
Actual	$ 1,000.00	$ 1,066.60	2.20%	$ 11.37
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.00	2.20%	$ 11.08
Class A
Actual	$ 1,000.00	$ 1,070.30	1.45%	$ 7.50
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.75	1.45%	$ 7.31

60	www.iconfunds.com

ICON Diversified Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
ICON Fund
Class S
Actual	$ 1,000.00	$ 976.10	1.15%	$ 5.68
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.25	1.15%	$ 5.81
Class C
Actual	$ 1,000.00	$ 970.90	2.25%	$ 11.09
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.75	2.25%	$ 11.33
Class A
Actual	$ 1,000.00	$ 974.10	1.50%	$ 7.40
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57

ICON Long/Short Fund
Class S
Actual	$ 1,000.00	$ 977.20	1.30%	$ 6.43
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.50	1.30%	$ 6.56
Class C
Actual	$ 1,000.00	$ 972.20	2.35%	$ 11.59
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.25	2.35%	$ 11.83
Class A
Actual	$ 1,000.00	$ 975.40	1.60%	$ 7.90
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.00	1.60%	$ 8.07

ICON Opportunities Fund
Actual	$ 1,000.00	$ 980.60	1.50%	$ 7.43
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57

ICON Risk-Managed Balanced Fund
Class S
Actual	$ 1,000.00	$ 1,020.00	1.21%	$ 6.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.95	1.21%	$ 6.11
Class C
Actual	$ 1,000.00	$ 1,014.20	2.21%	$ 11.13
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.95	2.21%	$ 11.13
Class A
Actual	$ 1,000.00	$ 1,018.60	1.46%	$ 7.37
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.70	1.46%	$ 7.36

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual Report | March 31, 2016	61

ICON Diversified Funds	Additional Information
March 31, 2016 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

62	www.iconfunds.com

ICON Diversified Funds	Privacy Policy
March 31, 2016 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances
• income and transaction history
• checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2016	63

ICON Diversified Funds	Privacy Policy
March 31, 2016 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?	We collect your personal information, for example, when you
• open an account or enter into an investment advisory contract • provide account information or give us your contact information • make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•      Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

• ICON doesn’t jointly market

64	www.iconfunds.com

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By E-Mail	info@iconadvisers.com

By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201

In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT

March 31, 2016

International Funds

ICON Emerging Markets Fund
ICON International Equity Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON International Funds	About This Report
March 31, 2016 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2016, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (77.07%)
Airlines (0.56%)
Turk Hava Yollari AO(a)	68,000	$188,128

Airport Services (0.69%)
TAV Havalimanlari Holding AS	39,000	232,752

Apparel Retail (0.33%)
Mr. Price Group, Ltd.	9,100	109,243

Auto Parts & Equipment (1.10%)
Hyundai Wia Corp.	4,000	367,497

Building Products (2.16%)
China Lesso Group Holdings, Ltd.	232,000	124,716
Dynasty Ceramic PCL	1,000,000	125,649
Sintex Industries, Ltd.	408,027	474,207

		724,572

Cable & Satellite (1.58%)
Naspers, Ltd., Class N	3,800	529,719

Casinos & Gaming (1.24%)
Kangwon Land, Inc.	11,600	414,678

Construction & Engineering (0.24%)
Hyundai Development Co-Engineering & Construction	2,000	80,422

Construction Materials (0.41%)
Siam Cement PCL	10,500	138,911

Consumer Finance (0.38%)
Credito Real SAB de CV SOFOM ER	60,000	126,965

Diversified Banks (8.46%)
Akbank T.A.S.	96,000	273,445
Bank of China, Ltd., Class H	2,110,000	876,001
Barclays Africa Group, Ltd.	13,000	131,319
Corpbanca S.A.	15,000,000	137,170
Industrial & Commercial Bank of China, Ltd., Class H	980,000	548,970
KB Financial Group, Inc.	17,000	472,043
Malayan Banking Bhd	131,000	302,770
Standard Bank Group, Ltd.	10,800	96,638

		2,838,356

Diversified Support Services (1.30%)
KEPCO Plant Service & Engineering Co., Ltd.	7,800	437,158

	Shares or Principal Amount	Value
Electric Utilities (0.55%)
Power Grid Corp. of India, Ltd.	88,000	$184,766

Electronic Equipment & Instruments (0.71%)
SFA Engineering Corp.	4,500	239,136

Electronic Manufacturing Services (1.44%)
AAC Technologies Holdings, Inc.	63,000	481,698

Environmental & Facilities Services (1.52%)
China Everbright International, Ltd.	456,000	509,229

Fertilizers & Agricultural Chemicals (0.55%)
UPL, Ltd.	25,600	184,703

Food Distributors (1.16%)
Hyundai Greenfood Co., Ltd.	23,000	390,485

Forest Products (0.65%)
Century Plyboards India, Ltd.	84,000	216,707

Gas Utilities (1.45%)
Korea Gas Corp.	14,500	486,908

Health Care Facilities (2.69%)
Life Healthcare Group Holdings, Ltd.	159,000	383,773
Netcare, Ltd.	212,000	518,036

		901,809

Health Care Supplies (1.06%)
Kossan Rubber Industries	230,000	356,658

Home Furnishings (1.40%)
Hanssem Co., Ltd.	2,400	468,833

Household Appliances (2.33%)
Coway Co., Ltd.	6,600	555,897
Cuckoo Electronics Co., Ltd.	1,280	224,607

		780,504

Household Products (2.32%)
LG Household & Health Care, Ltd.	940	777,246

Hypermarkets & Super Centers (0.57%)
Robinsons Retail Holdings, Inc.	120,000	192,930

Industrial Conglomerates (0.88%)
Aditya Birla Nuvo, Ltd.	3,000	37,242
Beijing Enterprises Holdings, Ltd.	12,000	65,715

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	3

ICON Emerging Markets Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
SK Holdings Co., Ltd.	990	$193,213

		296,170

Integrated Oil & Gas (0.45%)
Esso Thailand PCL(a)	1,050,000	152,171

Internet Software & Services (5.06%)
NAVER Corp.	1,290	718,878
Tencent Holdings, Ltd.	47,845	978,161

		1,697,039

Life & Health Insurance (1.07%)
China Life Insurance Co., Ltd., Class H	50,000	122,863
Ping An Insurance Group Co. of China, Ltd., Class H	49,000	235,140

		358,003

Managed Health Care (1.23%)
Qualicorp S.A.	100,000	414,390

Metal & Glass Containers (0.45%)
HSIL, Ltd.	36,000	151,209

Motorcycle Manufacturers (1.36%)
Hero MotoCorp, Ltd.	10,300	458,082

Oil & Gas Refining & Marketing (3.69%)
Hellenic Petroleum S.A.(a)	76,000	319,950
Hindustan Petroleum Corp., Ltd.	21,000	249,730
Indian Oil Corp., Ltd.	82,000	487,277
NewOcean Energy Holdings, Ltd.	500,000	179,950

		1,236,907

Packaged Foods & Meats (2.84%)
CJ CheilJedang Corp.	930	282,895
Orion Corp.	300	239,968
Tiger Brands, Ltd.	19,500	428,922

		951,785

Paper Products (1.39%)
Fibria Celulose S.A.	25,000	210,671
Lee & Man Paper Manufacturing, Ltd.	160,000	109,452
Mondi, Ltd.	7,600	146,247

		466,370

Personal Products (0.82%)
Amorepacific Corp.	812	274,595

Pharmaceuticals (2.30%)
China Medical System Holdings, Ltd.	60,000	83,280
Dr. Reddy’s Laboratories, Ltd.	3,800	173,612
Granules India, Ltd.	195,000	353,112

	Shares or Principal Amount	Value
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,000	$160,530

		770,534

Property & Casualty Insurance (1.69%)
Hyundai Marine & Fire Insurance Co., Ltd.	8,000	232,372
Samsung Fire & Marine Insurance Co., Ltd.	1,300	335,747

		568,119

Real Estate Development (2.53%)
AP Thailand PCL	1,380,000	239,009
China Overseas Land & Investment, Ltd.	68,000	215,368
China Resources Land Ltd.	106,000	271,954
Oberoi Realty, Ltd.	34,000	124,025

		850,356

Regional Banks (1.29%)
BNK Financial Group, Inc.	51,000	432,525

Reinsurance (0.76%)
Korean Reinsurance Co.	20,784	253,692

Renewable Electricity (1.20%)
Huaneng Renewables Corp., Ltd., Class H	1,300,000	404,060

Semiconductors (1.21%)
SK Hynix, Inc.	7,000	172,324
Taiwan Semiconductor Manufacturing Co., Ltd.	47,000	234,428

		406,752

Specialty Stores (0.32%)
FF Group	5,500	107,857

Technology Hardware, Storage & Peripherals (4.24%)
Catcher Technology Co., Ltd.	20,000	163,915
Pegatron Corp.	89,000	207,192
Samsung Electronics Co., Ltd.	916	1,051,208

		1,422,315

Thrifts & Mortgage Finance (0.44%)
LIC Housing Finance, Ltd.	19,800	147,432

Water Utilities (1.35%)
Beijing Enterprises Water Group, Ltd.	252,000	158,110
CT Environmental Group, Ltd.	1,000,000	293,972

		452,082

Wireless Telecommunication Services (3.65%)
China Mobile, Ltd.	61,500	681,111
Intouch Holdings PCL, Class F	50,000	90,530

The accompanying notes are an integral part of the financial statements.
4	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
SK Telecom Co., Ltd.	2,500	$453,023

		1,224,664

Total Common Stocks (Cost $25,299,704)		25,857,122

Short-Term Investments (22.49%)
Money Market Funds (8.94%)
State Street Global Advisors Treasury Fund (0.11% 7 Day Yield)	3,000,000	3,000,000

Time Deposits (13.55%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	4,545,379	4,545,379

Total Short-Term Investments (Cost $7,545,379)		7,545,379

Total Investments (99.56%) (Cost $32,845,083)		$33,402,501

Other Assets Less Liabilities (0.44%)		148,532

Net Assets (100.00%)		$33,551,033

(a)	Non-income producing security.

ADR - American Depositary Receipt

Country Composition (March 31, 2016)

South Korea	28.49%
China	12.38%
India	9.66%
South Africa	6.99%
Hong Kong	6.53%
Thailand	2.22%
Turkey	2.06%
Malaysia	1.96%
Brazil	1.86%
Taiwan	1.81%
Greece	1.27%
Philippines	0.57%
Israel	0.48%
Chile	0.41%
Mexico	0.38%

77.07%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	5

ICON Emerging Markets Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Industry Composition (March 31, 2016)

Diversified Banks	8.46%
Internet Software & Services	5.06%
Technology Hardware, Storage & Peripherals	4.24%
Oil & Gas Refining & Marketing	3.69%
Wireless Telecommunication Services	3.65%
Packaged Foods & Meats	2.84%
Health Care Facilities	2.69%
Real Estate Development	2.53%
Household Appliances	2.33%
Household Products	2.32%
Pharmaceuticals	2.30%
Building Products	2.16%
Property & Casualty Insurance	1.69%
Cable & Satellite	1.58%
Environmental & Facilities Services	1.52%
Gas Utilities	1.45%
Electronic Manufacturing Services	1.44%
Home Furnishings	1.40%
Paper Products	1.39%
Motorcycle Manufacturers	1.36%
Water Utilities	1.35%
Diversified Support Services	1.30%
Regional Banks	1.29%
Casinos & Gaming	1.24%
Managed Health Care	1.23%
Semiconductors	1.21%
Renewable Electricity	1.20%
Food Distributors	1.16%
Auto Parts & Equipment	1.10%
Life & Health Insurance	1.07%
Health Care Supplies	1.06%
Other Industries (each less than 1%)	9.76%

77.07%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2016)

Financial	16.62%
Information Technology	12.66%
Consumer Discretionary	9.66%
Consumer Staples	7.71%
Industrials	7.35%
Health Care	7.28%
Utilities	4.55%
Energy	4.14%
Telecommunication Services	3.65%
Materials	3.45%

77.07%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
6	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (80.15%)
Advertising (0.66%)
Stroeer SE & Co. KGaA(a)	7,400	$464,275

Aerospace & Defense (0.87%)
Meggitt PLC	40,000	233,184
Zodiac Aerospace	19,000	379,447

		612,631

Airport Services (0.99%)
Fraport AG Frankfurt Airport Services Worldwide	11,500	696,399

Apparel, Accessories & Luxury (0.49%)
Luxottica Group S.p.A.	6,200	341,545

Auto Parts & Equipment (1.33%)
Hyundai Wia Corp.	4,000	367,496
Martinrea International, Inc.(a)	33,000	260,697
NGK Spark Plug Co., Ltd.	16,000	306,388

		934,581

Biotechnology (0.38%)
Bavarian Nordic A/S(b)	7,062	263,564

Brewers (1.63%)
Asahi Group Holdings, Ltd.	36,700	1,142,276

Broadcasting (0.79%)
ITV PLC	161,000	556,340

Building Products (0.66%)
Sintex Industries, Ltd.	396,229	460,496

Cable & Satellite (1.40%)
Naspers, Ltd., Class N	1,968	274,339
Quebecor, Inc., Class B	27,000	708,912

		983,251

Commodity Chemicals (0.28%)
Toray Industries, Inc.(a)	23,000	196,285

Communications Equipment (1.96%)
ADVA Optical Networking SE(b)	52,000	616,512
Telefonaktiebolaget LM Ericsson	76,000	760,966

		1,377,478

Computer & Electronics Retail (0.58%)
Dixons Carphone PLC	67,000	409,463

Construction Materials (0.58%)
Buzzi Unicem S.p.A.	23,554	406,039

	Shares or Principal Amount	Value
Data Processing & Outsourced Services (1.46%)
SafeCharge International Group, Ltd.	63,000	$232,996
Wirecard AG(a)	20,900	789,767

		1,022,763

Distributors (0.44%)
Inchcape PLC	30,000	311,155

Diversified Banks (3.80%)
Bank of China, Ltd., Class H	1,700,000	705,783
Industrial & Commercial Bank of China, Ltd., Class H	900,000	504,156
KB Financial Group, Inc.	13,000	360,974
Nordea Bank AB	26,000	249,390
Skandinaviska Enskilda Banken AB	27,000	257,478
Sumitomo Mitsui Financial Group, Inc.(a)	19,300	585,903

		2,663,684

Diversified Capital Markets (0.60%)
Close Brothers Group PLC	23,200	419,656

Diversified REIT’s (0.88%)
Charter Hall Group, REIT	173,000	615,144

Diversified Support Services (1.10%)
Babcock International Group PLC	38,000	517,461
KEPCO Plant Service & Engineering Co., Ltd.	4,500	252,207

		769,668

Drug Retail (1.08%)
Sugi Holdings Co., Ltd.	14,400	759,734

Electric Utilities (1.20%)
Enel S.p.A.	120,000	531,987
Power Grid Corp. of India, Ltd.	146,000	306,544

		838,531

Electronic Components (0.88%)
Austria Technologie & Systemtechnik AG	18,000	263,513
Laird PLC	65,000	354,806

		618,319

Electronic Equipment & Instruments (1.81%)
Ingenico Group S.A.	7,057	808,956
Jenoptik AG	28,595	457,580

		1,266,536

Environmental & Facilities Services (0.91%)
China Everbright International, Ltd.	410,000	457,860
Lassila & Tikanoja Oyj(b)	10,000	181,950

		639,810

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	7

ICON International Equity Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Fertilizers & Agricultural Chemicals (0.52%)
UPL, Ltd.	51,000	$367,963

Food Distributors (0.70%)
Hyundai Greenfood Co., Ltd.	29,000	492,351

Food Retail (0.40%)
Valor Holdings Co., Ltd.(a)	11,200	282,387

Gas Utilities (0.76%)
Korea Gas Corp.	15,800	530,562

Health Care Equipment (1.40%)
GN Store Nord A/S(a)	32,000	668,114
Smith & Nephew PLC	19,000	312,603

		980,717

Health Care Facilities (0.66%)
Netcare, Ltd.	190,000	464,277

Health Care Supplies (1.29%)
Coloplast A/S	6,700	507,010
Kossan Rubber Industries	257,000	398,526

		905,536

Highways & Railtracks (0.62%)
Groupe Eurotunnel SE	39,000	436,628

Home Furnishings (0.39%)
Hanssem Co., Ltd.	1,400	273,486

Home Improvement Retail (0.25%)
Hornbach Holding AG & Co. KGaA	2,740	176,909

Hotels, Resorts & Cruise Lines (0.90%)
Melia Hotels International S.A.	29,000	340,477
TUI AG	18,500	287,957

		628,434

Household Products (0.94%)
LG Household & Health Care, Ltd.	800	661,486

Hypermarkets & Super Centers (0.46%)
Robinsons Retail Holdings, Inc.	200,000	321,551

Industrial Conglomerates (1.75%)
Indus Holding AG	25,000	1,231,106

Industrial Machinery (0.47%)
EVA Precision Industrial Holdings, Ltd.	2,200,000	326,511

	Shares or Principal Amount	Value
Integrated Oil & Gas (0.96%)
BP PLC	135,000	$675,455

Integrated Telecommunication Services (2.01%)
BT Group PLC	53,000	334,651
Deutsche Telekom AG	20,300	363,945
Telenor ASA	44,000	711,439

		1,410,035

Internet Retail (1.14%)
Rakuten, Inc.	30,000	289,589
Yoox Net-A-Porter Group S.p.A.(b)	9,200	281,911
Zalando SE(a)(b)	7,000	229,497

		800,997

Internet Software & Services (1.91%)
Auto Trader Group PLC	40,000	223,803
NAVER Corp.	1,010	562,843
Tencent Holdings, Ltd.	27,000	551,998

		1,338,644

IT Consulting & Other Services (1.77%)
Cap Gemini S.A.	3,000	281,413
Fujitsu, Ltd.	72,000	266,240
GFT Technologies SE	15,200	384,444
IT Holdings Corp.	13,000	307,482

		1,239,579

Leisure Products (0.41%)
Amer Sports Oyj(b)	10,000	290,296

Life & Health Insurance (1.99%)
Aegon N.V.	51,000	280,286
Prudential PLC	60,000	1,116,509

		1,396,795

Managed Health Care (0.59%)
Qualicorp S.A.	100,000	414,390

Movies & Entertainment (0.49%)
Cineworld Group PLC	45,000	346,700

Multi-line Insurance (1.72%)
Allianz SE	2,000	324,810
Assicurazioni Generali S.p.A.	21,000	310,865
AXA S.A.	24,400	572,149

		1,207,824

Multi-Utilities (0.77%)
Engie S.A.	34,900	540,727

Oil & Gas Equipment & Services (0.70%)
Ezion Holdings, Ltd.	460,000	194,303
Gulf Marine Services PLC	99,851	94,293
Saipem S.p.A.(b)	500,000	199,951

		488,547

Oil & Gas Refining & Marketing (2.19%)
Hellenic Petroleum S.A.(b)	74,000	311,530

The accompanying notes are an integral part of the financial statements.
8	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Hindustan Petroleum Corp., Ltd.	25,000	$297,298
Indian Oil Corp., Ltd.	96,000	570,471
NewOcean Energy Holdings, Ltd.	1,000,000	359,899

		1,539,198

Packaged Foods & Meats (1.34%)
CJ CheilJedang Corp.	910	276,811
Orion Corp.	300	239,969
Tiger Brands, Ltd.	19,100	420,123

		936,903

Paper Packaging (0.93%)
Smurfit Kappa Group PLC	25,200	649,490

Paper Products (0.83%)
Fibria Celulose S.A.	26,000	219,098
Mondi PLC	19,000	363,342

		582,440

Personal Products (0.93%)
Amorepacific Corp.	703	237,734
Kose Corp.(a)	4,300	418,035

		655,769

Pharmaceuticals (6.32%)
Bayer AG	2,800	328,105
Cipla, Ltd.	33,000	255,047
Granules India, Ltd.	200,000	362,166
Hikma Pharmaceuticals PLC	15,000	425,948
Nichi-iko Pharmaceutical Co., Ltd.	14,000	322,535
Novartis AG	5,600	405,171
Roche Holding AG	4,000	982,161
Sanofi	4,300	345,702
Shire PLC	12,100	690,121
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,900	315,709

		4,432,665

Property & Casualty Insurance (0.73%)
Sompo Japan Nipponkoa Holdings, Inc.	18,000	510,147

Real Estate Development (1.16%)
China Overseas Land & Investment, Ltd.	90,000	285,046
Oberoi Realty, Ltd.	145,321	530,103

		815,149

Real Estate Operating Companies (0.40%)
Deutsche EuroShop AG	6,000	280,941

Regional Banks (0.39%)
BNK Financial Group, Inc.	32,000	271,388

	Shares or Principal Amount	Value
Renewable Electricity (0.58%)
Huaneng Renewables Corp., Ltd., Class H	1,300,000	$404,060

Retail REIT’s (1.79%)
Klepierre, REIT	14,300	683,080
Wereldhave N.V., REIT	10,300	575,114

		1,258,194

Security & Alarm Services (0.72%)
Loomis AB, Class B	18,000	508,059

Semiconductors (1.36%)
ams AG	9,000	308,424
ARM Holdings PLC	18,100	263,560
Infineon Technologies AG	27,000	382,815

		954,799

Specialized Finance (0.35%)
Power Finance Corp., Ltd.	95,000	245,667

Specialty Chemicals (1.93%)
Hitachi Chemical Co., Ltd.	35,000	628,942
Tokyo Ohka Kogyo Co., Ltd.(a)	29,000	725,099

		1,354,041

Technology Hardware, Storage & Peripherals (0.61%)
Samsung Electronics Co., Ltd.	370	424,615

Thrifts & Mortgage Finance (0.84%)
Paragon Group of Cos. PLC	127,000	587,786

Trading Companies & Distributors (0.67%)
Travis Perkins PLC	18,000	471,526

Trucking (0.40%)
Hitachi Transport System, Ltd.	400	6,678
TransForce, Inc.(a)	16,000	275,095

		281,773

Water Utilities (0.54%)
CT Environmental Group, Ltd.	1,300,000	382,164

Wireless Telecommunication Services (2.41%)
China Mobile, Ltd.	44,800	496,159
Drillisch AG(a)	13,000	531,954
Freenet AG	10,000	298,670
SK Telecom Co., Ltd.	2,000	362,418

		1,689,201

Total Common Stocks (Cost $58,865,846)		56,235,491

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	9

ICON International Equity Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Preferred Stocks (0.74%)
Household Products (0.74%)
Henkel AG & Co. KGaA	4,700	$517,036

Total Preferred Stocks (Cost $520,079)		517,036

Collateral for Securities on Loan (6.87%)
State Street Navigator Prime Portfolio, 0.49%	4,819,696	4,819,696

Total Collateral for Securities on Loan (Cost $4,819,696)		4,819,696

Short-Term Investments (18.37%)
Time Deposits (18.37%)
State Street Euro Dollar Time Deposit (USD),
0.01%, 04/01/16	12,892,938	12,892,938

Total Short-Term Investments (Cost $12,892,938)		12,892,938

Total Investments (106.13%) (Cost $77,098,559)		$74,465,161

Liabilities Less Other Assets (-6.13%)		(4,299,330)

Net Assets (100.00%)		$70,165,831

(a)	All or a portion of the security was on loan as of March 31, 2016.
(b)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Country Composition (March 31, 2016)

Germany	11.91%
United Kingdom	11.43%
Japan	9.61%
South Korea	7.58%
France	5.77%
India	4.83%
China	3.64%
Italy	2.96%
Hong Kong	2.75%
Sweden	2.53%
Denmark	2.05%
Switzerland	1.98%
Ireland	1.91%
Canada	1.77%
South Africa	1.65%
Netherlands	1.22%
Norway	1.01%
Brazil	0.90%
Australia	0.88%
Austria	0.81%
Finland	0.67%
Malaysia	0.57%
Spain	0.49%
Philippines	0.46%
Greece	0.45%
Israel	0.45%
Guernsey	0.33%
Singapore	0.28%

80.89%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
10	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Industry Composition (March 31, 2016)

Pharmaceuticals	6.32%
Diversified Banks	3.80%
Wireless Telecommunication Services	2.41%
Oil & Gas Refining & Marketing	2.19%
Integrated Telecommunication Services	2.01%
Life & Health Insurance	1.99%
Communications Equipment	1.96%
Specialty Chemicals	1.93%
Internet Software & Services	1.91%
Electronic Equipment & Instruments	1.81%
Retail REIT’s	1.79%
IT Consulting & Other Services	1.77%
Industrial Conglomerates	1.75%
Multi-line Insurance	1.72%
Household Products	1.68%
Brewers	1.63%
Data Processing & Outsourced Services	1.46%
Health Care Equipment	1.40%
Cable & Satellite	1.40%
Semiconductors	1.36%
Packaged Foods & Meats	1.34%
Auto Parts & Equipment	1.33%
Health Care Supplies	1.29%
Electric Utilities	1.20%
Real Estate Development	1.16%
Internet Retail	1.14%
Diversified Support Services	1.10%
Drug Retail	1.08%
Other Industries (each less than 1%)	28.96%

80.89%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (March 31, 2016)

Financial	14.65%
Information Technology	11.76%
Health Care	10.64%
Consumer Discretionary	9.27%
Industrials	9.16%
Consumer Staples	8.22%
Materials	5.07%
Telecommunication Services	4.42%
Utilities	3.85%
Energy	3.85%

80.89%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	11

ICON International Funds	Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Assets
Investments, at cost	$32,845,083	$77,098,559
Investments, at value(a)	33,402,501	74,465,161
Foreign currency, at value (Cost $4,538 and $30,167, respectively)	4,566	30,228
Receivables:
Investments sold	940,117	2,443,690
Fund shares sold	599,028	920,284
Expense reimbursements due from Adviser	24,002	8,249
Dividends	50,106	99,949
Foreign tax reclaims	2,470	48,173
Other Assets	22,606	32,444
Total assets	35,045,396	78,048,178

Liabilities
Payables:
Payable for collateral received on securities loaned	–	4,819,696
Investments purchased	1,414,976	2,744,055
Fund shares redeemed	16,029	186,381
Advisory fees	26,539	57,992
Transfer agent fees	2,410	14,601
Fund accounting fees	4,601	10,410
Accrued distribution fees	1,852	3,232
Trustee fees and expenses	931	3,839
Administration fees	913	1,744
Accrued expenses	26,112	40,397
Total liabilities	1,494,363	7,882,347
Net Assets - all share classes	$33,551,033	$70,165,831

Net Assets - Class S	$26,481,095	$63,750,265

Net Assets - Class C	$822,217	$3,010,678

Net Assets - Class A	$6,247,721	$3,404,888

Net Assets Consists of
Paid-in capital	$41,182,487	$164,144,861
Accumulated undistributed net investment income/(loss)	(119,318)	(550,658)
Accumulated undistributed net realized gain/(loss)	(8,071,071)	(90,793,274)
Unrealized appreciation/(depreciation)	558,935	(2,635,098)
Net Assets	$33,551,033	$70,165,831

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,966,334	5,513,316
Class C	64,619	290,017
Class A	465,977	298,464
Net asset value (offering and redemption price per share)
Class S	$13.47	$11.56
Class C	$12.72	$10.38
Class A	$13.41	$11.41
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.23	$12.10

(a) Includes securities on loan of	$–	$4,590,069

The accompanying notes are an integral part of the financial statements.
12	www.iconfunds.com

ICON International Funds	Statements of Operations
Period Ended March 31, 2016 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Investment Income
Interest	$882	$312
Dividends	136,387	511,601
Foreign taxes withheld	(35,873)	(42,507)
Income from securities lending, net	–	20,980
Other Income	–	18,479
Total investment income	101,396	508,865
Expenses
Advisory fees	124,013	361,010
Administration fees	6,614	19,206
Transfer agent fees	19,436	40,120
Distribution fees:
Class C	4,074	15,882
Class A	4,601	4,416
Registration fees	16,767	16,137
Audit and tax service expense	20,498	20,646
Fund accounting fees	10,598	20,288
Trustee fees and expenses	1,702	6,373
Insurance expense	705	5,333
Custody fees	15,838	20,977
Printing fees	7,238	10,997
Other expenses	13,627	23,547
Total expenses before expense reimbursement	245,711	564,932
Expense reimbursement by Adviser due to expense limitation agreement	(44,766)	(17,382)
Net Expenses	200,945	547,550
Net Investment Income/(Loss)	(99,549)	(38,685)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(341,033)	(2,302,939)
Foreign currency	(3,251)	(125,499)
Capital gains tax	(1,952)	–
	(346,236)	(2,428,438)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	1,554,559	3,592,981
Capital gains tax	616	–
	1,555,175	3,592,981
Net realized and unrealized gain/(loss)	1,208,939	1,164,543
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,109,390	$1,125,858

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	13

ICON International Funds	Statements of Changes in Net Assets

	ICON Emerging Markets Fund		ICON International Equity Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$(99,549)	$(30,748)	$(38,685)	$(58,796)
Net realized gain/(loss)(a)	(346,236)	(267,920)	(2,428,438)	(5,163,420)
Change in net unrealized appreciation/(depreciation)	1,555,175	(787,186)	3,592,981	3,119,772
Net increase/(decrease) in net assets resulting from operations	1,109,390	(1,085,854)	1,125,858	(2,102,444)

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–	–	(71,695)
Net decrease from dividends and distributions	–	–	–	(71,695)

Fund Share Transactions
Shares Sold
Class S	12,522,779	20,067,880	1,819,936	4,506,506
Class C	530,462	349,016	52,390	82,616
Class A	6,969,681	862,982	147,140	1,145,130
Reinvested dividends and distributions
Class S	–	–	–	70,812
Shares repurchased
Class S	(3,180,996)	(11,885,964)	(6,305,770)	(15,856,511)
Class C	(307,830)	(468,737)	(374,827)	(1,251,157)
Class A	(1,541,832)	(398,743)	(524,124)	(1,339,594)
Net increase/(decrease) from fund share transactions	14,992,264	8,526,434	(5,185,255)	(12,642,198)

Total net increase/(decrease) in net assets	16,101,654	7,440,580	(4,059,397)	(14,816,337)

Net Assets
Beginning of period	17,449,379	10,008,799	74,225,228	89,041,565
End of period	$33,551,033	$17,449,379	$70,165,831	$74,225,228

Accumulated undistributed net investment income/(loss)	$(119,318)	$(19,769)	$(550,658)	$(511,973)

Transactions in Fund Shares
Shares sold
Class S	966,164	1,456,599	157,859	382,453
Class C	42,061	26,591	4,951	7,381
Class A	530,774	62,831	13,089	94,725
Issued to shareholders in reinvestment of distributions
Class S	–	–	–	6,089
Shares repurchased
Class S	(244,376)	(863,679)	(553,625)	(1,317,093)
Class C	(26,335)	(35,508)	(36,277)	(114,930)
Class A	(120,941)	(28,954)	(46,107)	(114,235)
Net increase/(decrease)	1,147,347	617,880	(460,110)	(1,055,610)
Shares outstanding, beginning of period	1,349,583	731,703	6,561,907	7,617,517
Shares outstanding, end of period	2,496,930	1,349,583	6,101,797	6,561,907

(a)

Prior to September 30, 2015, the Funds presented realized gain/loss by investment type. This change in presentation was made to conform to industry standards and had no effect on the Funds’ change in net assets.

The accompanying notes are an integral part of the financial statements.
14	www.iconfunds.com

ICON Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$12.95		$13.72	$13.51		$12.21	$10.12	$12.35

Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.05)		(0.03)	(0.03)		0.06	0.11	0.07
Net realized and unrealized gains/(losses) on investments	0.57		(0.74)	0.27		1.33	2.02	(2.30)
Total from investment operations	0.52		(0.77)	0.24		1.39	2.13	(2.23)

Less dividends and distributions:
Dividends from net investment income	–		–	(0.03)		(0.09)	(0.04)	–
Total dividends and distributions	–		–	(0.03)		(0.09)	(0.04)	–

Net asset value, end of period	$13.47		$12.95	$13.72		$13.51	$12.21	$10.12

Total Return	4.02	%(b)	(5.61)%	1.78%		11.44%	21.16%	(18.06)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$26,481		$16,123	$8,942		$29,053	$37,969	$55,637

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.87	%(c)	2.44%	2.11%		1.64%	1.50%	1.59%
After expense limitation/recoupment	1.55	%(c)	1.55%	1.88	%(d)	1.64%	1.50%	1.59%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(1.09)	%(c)	(1.08)%	(0.42)%		0.46%	0.96%	0.55%
After expense limitation/recoupment	(0.77)	%(c)	(0.19)%	(0.19)%		0.46%	0.96%	0.55%
Portfolio turnover rate	63	%(b)	76%	92%		60%	72%	71%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

Effective May 5, 2014, Class S’s operating expenses, not including interest expense, were contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	15

ICON Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of period	$12.30		$13.18		$13.06		$11.84		$9.88		$12.17

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	(0.11)		(0.17)		(0.11)		(0.05)		0.01		(0.02)
Net realized and unrealized gains/(losses) on investments	0.53		(0.71)		0.23		1.28		1.95		(2.27)
Total from investment operations	0.42		(0.88)		0.12		1.23		1.96		(2.29)

Less dividends and distributions:
Dividends from net investment income	–		–		–		(0.01)		–		–
Total dividends and distributions	–		–		–		(0.01)		–		–

Net asset value, end of period	$12.72		$12.30		$13.18		$13.06		$11.84		$9.88

Total Return(b)	3.41	%(c)	(6.68)%		0.92%		10.44%		19.84%		(18.82)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$822		$601		$762		$832		$869		$792

Ratio of expenses to average net assets
Before expense limitation/ recoupment	3.91	%(d)	5.11%		4.65%		3.76%		3.91%		4.40%
After expense limitation/ recoupment	2.55	%(d)	2.55	%(e)	2.78	%(e)	2.56	%(e)	2.55	%(e)	2.55	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(3.13)	%(d)	(3.88)%		(2.70)%		(1.63)%		(1.28)%		(2.02)%
After expense limitation/ recoupment	(1.77)	%(d)	(1.32)%		(0.83)%		(0.43)%		0.08%		(0.17)%
Portfolio turnover rate	63	%(c)	76%		92%		60%		72%		71%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
16	www.iconfunds.com

ICON Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of period	$12.91		$13.71		$13.51		$12.17		$10.10		$12.35

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	(0.05)		(0.07)		(0.04)		0.04		0.09		0.04
Net realized and unrealized gains/(losses) on investments	0.55		(0.73)		0.27		1.33		2.00		(2.29)
Total from investment operations	0.50		(0.80)		0.23		1.37		2.09		(2.25)

Less dividends and distributions:
Dividends from net investment income	–		–		(0.03)		(0.03)		(0.02)		–
Total dividends and distributions	–		–		(0.03)		(0.03)		(0.02)		–

Net asset value, end of period	$13.41		$12.91		$13.71		$13.51		$12.17		$10.10

Total Return(b)	3.87	%(c)	(5.84)%		1.68%		11.29%		20.73%		(18.22)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,248		$725		$305		$789		$690		$768

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.17	%(d)	4.75%		4.32%		2.97%		2.88%		3.05%
After expense limitation/recoupment	1.80	%(d)	1.80	%(e)	1.95	%(e)	1.81	%(e)	1.80	%(e)	1.81	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(1.14)	%(d)	(3.44)%		(2.65)%		(0.82)%		(0.31)%		(0.97)%
After expense limitation/recoupment	(0.77)	%(d)	(0.49)%		(0.28)%		0.34%		0.77%		0.27%
Portfolio turnover rate	63	%(c)	76%		92%		60%		72%		71%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	17

ICON International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of period	$11.37		$11.75		$11.81		$11.05		$9.22		$12.11

Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.00)	(c)	0.00	(d)	0.06		0.07		0.16		0.14
Net realized and unrealized gains/(losses) on investments	0.19		(0.37)		(0.12)		0.74		1.78		(2.95)
Total from investment operations	0.19		(0.37)		(0.06)		0.81		1.94		(2.81)

Less dividends and distributions:
Dividends from net investment income	–		(0.01)		–		(0.00)	(c)	(0.11)		(0.08)
Distributions from net realized gains	–		–		–		(0.05)		–		–
Total dividends and distributions	–		(0.01)		–		(0.05)		(0.11)		(0.08)

Net asset value, end of period	$11.56		$11.37		$11.75		$11.81		$11.05		$9.22

Total Return	1.67	%(e)	(3.15)%		(0.51)%		7.33%		21.19%		(23.38)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$63,750		$67,201		$80,356		$42,105		$56,152		$6,826

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.45	%(f)	1.41%		1.41%		1.45%		1.39%		1.45%
After expense limitation/ recoupment	1.45	%(f)	1.41	%(g)	1.41	%(g)	1.45	%(g)	1.39	%(g)	1.45	%(g)
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(0.06)	%(f)	0.00	%(h)	0.44%		0.65%		1.47%		1.12%
After expense limitation/ recoupment	(0.06)	%(f)	0.00	%(h)	0.44%		0.65%		1.47%		1.12%
Portfolio turnover rate	88	%(e)	204%		193%		138%		122%		91%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	Amount less than $0.005.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.
18	www.iconfunds.com

ICON International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of period	$10.27		$10.72		$10.89		$10.26		$8.56		$11.30

Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.07)		(0.12)		(0.08)		(0.04)		(0.02)		0.00	(b)
Net realized and unrealized gains/(losses) on investments	0.18		(0.33)		(0.09)		0.67		1.72		(2.74)
Total from investment operations	0.11		(0.45)		(0.17)		0.63		1.70		(2.74)

Net asset value, end of period	$10.38		$10.27		$10.72		$10.89		$10.26		$8.56

Total Return(c)	1.07	%(d)	(4.20)%		(1.56)%		6.14%		19.86%		(24.25)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,011		$3,299		$4,597		$5,657		$6,773		$8,050

Ratio of expenses to average net assets
Before expense limitation/ recoupment	3.08	%(e)	2.96%		2.82%		2.77%		2.72%		2.64%
After expense limitation/ recoupment	2.55	%(e)	2.55	%(f)	2.56	%(f)	2.56	%(f)	2.55	%(f)	2.55	%(f)
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(1.97)	%(e)	(1.56)%		(0.99)%		(0.63)%		(0.41)%		(0.11)%
After expense limitation/ recoupment	(1.44)	%(e)	(1.15)%		(0.73)%		(0.42)%		(0.24)%		(0.02)%
Portfolio turnover rate	88	%(d)	204%		193%		138%		122%		91%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	19

ICON International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of period	$11.24		$11.65		$11.75		$10.99		$9.16		$12.04

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	0.01	(c)	(0.04)		0.00	(d)	0.04		0.11		0.10
Net realized and unrealized gains/(losses) on investments	0.16		(0.37)		(0.10)		0.73		1.77		(2.94)
Total from investment operations	0.17		(0.41)		(0.10)		0.77		1.88		(2.84)

Less dividends and distributions:
Dividends from net investment income	–		–		–		(0.00)	(e)	(0.05)		(0.04)
Distributions from net realized gains	–		–		–		(0.01)		–		–
Total dividends and distributions	–		–		–		(0.01)		(0.05)		(0.04)

Net asset value, end of period	$11.41		$11.24		$11.65		$11.75		$10.99		$9.16

Total Return(f)	1.51	%(g)	(3.52)%		(0.85)%		7.03%		20.61%		(23.65)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,405		$3,725		$4,089		$5,043		$6,309		$2,640

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.31	%(h)	2.25%		2.12%		2.19%		2.01%		2.03%
After expense limitation/recoupment	1.80	%(h)	1.80	%(i)	1.81	%(i)	1.81	%(i)	1.80	%(i)	1.80	%(i)
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.27)	%(h)	(0.77)%		(0.27)%		(0.06)%		0.85%		0.56%
After expense limitation/recoupment	0.24	%(h)	(0.32)%		0.04%		0.32%		1.06%		0.79%
Portfolio turnover rate	88	%(g)	204%		193%		138%		122%		91%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(d)	Amount less than $0.005.
(e)	Amount less than $(0.005).
(f)	The total return calculation excludes any sales charges.
(g)	Not Annualized.
(h)	Annualized.
(i)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
20	www.iconfunds.com

ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

1. ORGANIZATION

The ICON Emerging Markets Fund (“Emerging Markets Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Emerging Markets Fund primarily invests in securities of issuers whose principal activities are in emerging markets, or are economically tied to an emerging market country. The International Equity Fund primarily invests in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The ICON Emerging Markets Fund has a significant weighting in South Korea which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that country.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

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ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options shall be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.
Level 2	—	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3	—	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2016:

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Banks	$137,170	$2,701,186	$–	$2,838,356
Paper Products	210,671	255,699	–	466,370
Pharmaceuticals	160,530	610,004	–	770,534
Other	898,013	20,883,849	–	21,781,862
Short-Term Investments
Money Market Funds	3,000,000	–	–	3,000,000
Time Deposits	–	4,545,379	–	4,545,379
Total	$4,406,384	$28,996,117	$–	$33,402,501

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ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Auto Parts & Equipment	$260,697	$673,884	$–	$934,581
Cable & Satellite	708,912	274,339	–	983,251
Data Processing & Outsourced Services	232,996	789,767	–	1,022,763
Environmental & Facilities Services	181,950	457,860	–	639,810
Health Care Supplies	398,526	507,010	–	905,536
Oil & Gas Equipment & Services	94,293	394,254	–	488,547
Paper Products	219,098	363,342	–	582,440
Pharmaceuticals	315,709	4,116,956	–	4,432,665
Trucking	275,095	6,678	–	281,773
Other	414,390	45,549,735	–	45,964,125
Preferred Stocks	–	517,036	–	517,036
Collateral for Securities on Loan	–	4,819,696	–	4,819,696
Short-Term Investments	–	12,892,938	–	12,892,938
Total	$3,101,666	$71,363,495	$–	$74,465,161

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

There were no significant Level 3 securities held in any of the Funds at March 31, 2016.

For the ICON Emerging Markets Fund, there was no transfer activity between Level 1 and Level 2 for the period ended March 31, 2016.

For the ICON International Equity Fund, common stocks valued at $1,291,967 were transferred from Level 1 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at March 31, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

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ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. At March 31, 2016 and for the period then ended, the Emerging Markets Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2016, is included in the Statement of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016. It may also include collateral received from the pre-funding of security loans.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2016:

Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Market Value	Collateral Received	Amounts due to/(from) counterparty
Securities Lending Transactions
ICON International Equity Fund
Equity Securities	$4,590,069	$–	$–	$–	$4,590,069	$4,819,696	$229,627
Total Loans					$4,590,069	$4,819,696	$229,627

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

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ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Printing Fees	Transfer Agent Fees	Registration Fees
ICON Emerging Markets Fund
Class S	$6,559	$17,476	$7,432
Class C	266	716	4,545
Class A	413	1,244	4,790
ICON International Equity Fund
Class S	7,680	27,934	6,594
Class C	1,477	5,956	4,551
Class A	1,840	6,230	4,992

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Emerging Markets Fund	1.55%	2.55%	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021 for Class A, Class C and International Equity Fund Class S. Effective May 5, 2014, ICON Advisers contractually agreed to limit the total expenses of the Emerging Markets Fund Class S shares to an annual rate of 1.55% in effect until at least January 31, 2017. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

Semi-Annual Report | March 31, 2016	25

ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

As of March 31, 2016 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019
ICON Emerging Markets Fund	$11,152	$62,550	$128,006	$44,766
ICON International Equity Fund	15,927	29,665	34,662	17,382

Accounting, Custody and Transfer Agent Fees

Effective March 1, 2016, ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Funds. Prior to March 1, 2016, State Street Bank and Trust Company (“State Street”) served as the fund accounting agent for the Funds. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses. Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions. Effective after the close of business on April 8, 2016, ALPS assumed the transfer agent services for the Trust.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2016, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

Effective March 1, 2016, ICON Advisers has a sub-administration agreement with ALPS under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust. Prior to March 1, 2016, the sub-administration agreement was between ICON Advisers and State Street.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds, if any, is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the period ended March 31, 2016, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2016, the total related amounts paid by the Funds under this arrangement was $832 and is included in Other Expenses on the Statement of Operations.

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ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

4. BORROWINGS

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 28, 2016, the maximum borrowing limit was changed from $75 million to $50 million. Prior to March 28, 2015, the maximum borrowing limit was $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street.

For the period ended March 31, 2016, there were no outstanding borrowings under this agreement/arrangement.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Emerging Markets Fund	$22,236,164	$12,425,261
ICON International Equity Fund	53,840,223	66,276,349

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as passive foreign investment companies, foreign currency transactions, and net investment losses.

For the year ended September 30, 2015 the following Funds had capital loss carryforwards:

Fund	Expiring in 2017	Expiring in 2018	Unlimited
ICON Emerging Markets Fund	$7,143,674	$–	$332,861
ICON International Equity Fund	53,195,839	27,012,993	4,334,930

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2015, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON International Equity Fund	$71,689	$–

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral*	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
ICON Emerging Markets Fund	$–	$(249,486)	$(7,476,535)	$(1,014,823)	$(8,740,844)
ICON International Equity Fund	–	(4,317,244)	(84,543,762)	(6,243,882)	(95,104,888)

*	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to investments in passive foreign investment companies.

Semi-Annual Report | March 31, 2016	27

ICON International Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

As of March 31, 2016, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Emerging Markets Fund	$2,263,061	$(1,705,643)	$557,418	$32,845,083
ICON International Equity Fund	3,368,386	(6,001,784)	(2,633,398)	77,098,559

7. SUBSEQUENT EVENTS

Effective after the close of business on April 8, 2016, ALPS became the Trust’s transfer agent.

28	www.iconfunds.com

ICON International Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/15 – 3/31/16).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
ICON Emerging Markets Fund
Class S
Actual	$1,000.00	$1,040.20	1.55%	$7.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	1.55%	$7.82
Class C
Actual	$1,000.00	$1,034.10	2.55%	$12.97
Hypothetical (5% return before expenses)	$1,000.00	$1,012.25	2.55%	$12.83
Class A
Actual	$1,000.00	$1,038.70	1.80%	$9.17
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	1.80%	$9.07

ICON International Equity Fund
Class S
Actual	$1,000.00	$1,016.70	1.45%	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.45%	$7.31
Class C
Actual	$1,000.00	$1,010.70	2.55%	$12.82
Hypothetical (5% return before expenses)	$1,000.00	$1,012.25	2.55%	$12.83
Class A
Actual	$1,000.00	$1,015.10	1.80%	$9.07
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	1.80%	$9.07

Semi-Annual Report | March 31, 2016	29

ICON International Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

30	www.iconfunds.com

ICON International Funds	Additional Information
March 31, 2016 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2016	31

ICON International Funds	Privacy Policy
March 31, 2016 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances
• income and transaction history
• checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

32	www.iconfunds.com

ICON International Funds	Privacy Policy
March 31, 2016 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.
How does ICON collect my personal information?	We collect your personal information, for example, when you
• open an account or enter into an investment advisory contract
• provide account information or give us your contact information
• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•      Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

• ICON doesn’t jointly market

Semi-Annual Report | March 31, 2016	33

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By E-Mail	info@iconadvisers.com

By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201

In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT March 31, 2016

Sector Funds

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Natural Resources Fund

ICON Utilities Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON Sector Funds	About This Report
March 31, 2016 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2016, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Consumer Discretionary Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (79.64%)
Apparel Retail (2.99%)
Foot Locker, Inc.	7,200	$464,400
L Brands, Inc.	5,200	456,612
TJX Cos., Inc.	6,000	470,100

		1,391,112

Apparel, Accessories & Luxury Goods (2.20%)
Hanesbrands, Inc.	29,000	821,860
Sequential Brands Group, Inc.(a)	31,900	203,841

		1,025,701

Automotive Retail (2.23%)
AutoZone, Inc.(a)	1,300	1,035,697

Broadcasting (3.13%)
CBS Corp., Class B	26,400	1,454,376

Cable & Satellite (4.34%)
Comcast Corp., Class A	27,000	1,649,160
Starz, Class A(a)	14,100	371,253

		2,020,413

Drug Retail (1.63%)
CVS Health Corp.	7,300	757,229

Footwear (8.01%)
NIKE, Inc., Class B	26,900	1,653,543
Skechers U.S.A., Inc., Class A(a)	68,100	2,073,645

		3,727,188

General Merchandise Stores (2.32%)
Target Corp.	13,100	1,077,868

Home Improvement Retail (10.47%)
Home Depot, Inc.	20,000	2,668,600
Lowe’s Cos., Inc.	29,100	2,204,325

		4,872,925

Homebuilding (2.44%)
LGI Homes, Inc.(a)(b)	46,800	1,133,028

Hotels, Resorts & Cruise Lines (5.77%)
Diamond Resorts International, Inc.(a)(b)	9,000	218,700
Norwegian Cruise Line Holdings, Ltd.(a)	29,000	1,603,410
Royal Caribbean Cruises, Ltd.	4,200	345,030
Wyndham Worldwide Corp.	6,800	519,724

		2,686,864

Internet Retail (5.78%)
Expedia, Inc.	8,200	884,124
Priceline Group, Inc.(a)	1,400	1,804,544

		2,688,668

Leisure Products (0.77%)
Brunswick Corp.	7,500	359,850

	Shares or Principal Amount	Value
Movies & Entertainment (14.48%)
Cinemark Holdings, Inc.	43,300	$1,551,439
Time Warner, Inc.	21,200	1,538,060
Twenty-First Century Fox, Inc., Class A	82,100	2,288,948
Walt Disney Co.	13,700	1,360,547

		6,738,994

Restaurants (7.04%)
Popeyes Louisiana Kitchen, Inc.(a)	27,300	1,421,238
Starbucks Corp.	31,100	1,856,670

		3,277,908

Specialty Stores (6.04%)
Signet Jewelers, Ltd.	20,800	2,579,824
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,200	232,488

		2,812,312

Total Common Stocks (Cost $36,474,555)		37,060,133

Collateral for Securities on Loan (2.64%)
State Street Navigator Prime Portfolio, 0.49%	1,229,214	1,229,214

Total Collateral for Securities on Loan (Cost $1,229,214)		1,229,214

Short-Term Investments (19.84%)
Time Deposits (19.84%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	9,234,119	9,234,119

Total Short-Term Investments (Cost $9,234,119)		9,234,119

Total Investments (102.12%) (Cost $46,937,888)		$47,523,466

Liabilities Less Other Assets (-2.12%)		(984,315)

Net Assets (100.00%)		$46,539,151

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	3

ICON Consumer Discretionary Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Sector Composition (March 31, 2016)

Consumer Discretionary	78.01%
Consumer Staples	1.63%

79.64%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Movies & Entertainment	14.48%
Home Improvement Retail	10.47%
Footwear	8.01%
Restaurants	7.04%
Specialty Stores	6.04%
Internet Retail	5.78%
Hotels, Resorts & Cruise Lines	5.77%
Cable & Satellite	4.34%
Broadcasting	3.13%
Apparel Retail	2.99%
Homebuilding	2.44%
General Merchandise Stores	2.32%
Automotive Retail	2.23%
Apparel, Accessories & Luxury Goods	2.20%
Drug Retail	1.63%
Other Industries (each less than 1%)	0.77%

79.64%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
4	www.iconfunds.com

ICON Consumer Staples Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (66.58%)
Agricultural Products (4.48%)
Bunge, Ltd.	9,400	$532,698
Ingredion, Inc.	4,100	437,839

		970,537

Distillers & Vintners (1.88%)
Constellation Brands, Inc., Class A	2,700	407,943

Drug Retail (13.10%)
CVS Health Corp.	14,200	1,472,966
Walgreens Boots Alliance, Inc.	16,200	1,364,688

		2,837,654

Food Retail (6.78%)
Kroger Co.	38,400	1,468,800

Household Products (3.90%)
Orchids Paper Products Co.(a)	2,000	55,020
Procter & Gamble Co.	7,200	592,632
Spectrum Brands Holdings, Inc.	1,800	196,704

		844,356

Hypermarkets & Super Centers (4.78%)
Costco Wholesale Corp.	1,700	267,886
Wal-Mart Stores, Inc.	11,200	767,088

		1,034,974

Packaged Foods & Meats (14.77%)
Cal-Maine Foods, Inc.(a)	1,800	93,438
ConAgra Foods, Inc.	14,400	642,528
Dean Foods Co.	11,900	206,108
Flowers Foods, Inc.	15,100	278,746
General Mills, Inc.	5,200	329,420
Hain Celestial Group, Inc.(b)	2,000	81,820
Hershey Co.	2,000	184,180
J.M. Smucker Co.	900	116,856
Mondelez International, Inc., Class A	25,600	1,027,072
Pinnacle Foods, Inc.	3,100	138,508
WhiteWave Foods Co.(b)	2,500	101,600

		3,200,276

Personal Products (0.50%)
Medifast, Inc.	3,600	108,684

Soft Drinks (10.43%)
Coca-Cola Co.	13,100	607,709
Monster Beverage Corp.(b)	4,400	586,872
PepsiCo, Inc.	10,400	1,065,792

		2,260,373

Tobacco (5.96%)
Altria Group, Inc.	10,000	626,600

	Shares or Principal Amount	Value
Reynolds American, Inc.	13,200	$664,092

		1,290,692

Total Common Stocks (Cost $12,829,418)		14,424,289

Collateral for Securities on Loan (0.71%)
State Street Navigator Prime Portfolio, 0.49%	153,950	153,950

Total Collateral for Securities on Loan (Cost $153,950)		153,950

Short-Term Investments (33.17%)
Money Market Funds (23.08%)
State Street Global Advisors Treasury Fund (0.11% 7 Day Yield)	5,000,000	5,000,000

Time Deposits (10.09%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	2,186,209	2,186,209

Total Short-Term Investments (Cost $7,186,209)		7,186,209

Total Investments (100.46%) (Cost $20,169,577)		$21,764,448

Liabilities Less Other Assets (-0.46%)		(100,411)

Net Assets (100.00%)		$21,664,037

(a)	All or a portion of the security was on loan as of March 31, 2016.
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	5

ICON Consumer Staples Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Sector Composition (March 31, 2016)

Consumer Staples	66.58%

66.58%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Packaged Foods & Meats	14.77%
Drug Retail	13.10%
Soft Drinks	10.43%
Food Retail	6.78%
Tobacco	5.96%
Hypermarkets & Super Centers	4.78%
Agricultural Products	4.48%
Household Products	3.90%
Distillers & Vintners	1.88%
Other Industries (each less than 1%)	0.50%

66.58%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
6	www.iconfunds.com

ICON Energy Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.13%)
Gas Utilities (0.54%)
National Fuel Gas Co.(a)	37,200	$1,861,860

Integrated Oil & Gas (28.18%)
Chevron Corp.	207,500	19,795,500
Exxon Mobil Corp.	606,300	50,680,617
Royal Dutch Shell PLC, Sponsored ADR, Class A	228,200	11,056,290
Suncor Energy, Inc.(a)	532,300	14,803,263

		96,335,670

Multi-Utilities (1.31%)
DTE Energy Co.	20,700	1,876,662
Sempra Energy	24,900	2,590,845

		4,467,507

Oil & Gas Equipment & Services (17.66%)
Bristow Group, Inc.	198,900	3,763,188
Dril-Quip, Inc.(b)	153,400	9,289,904
Helix Energy Solutions Group, Inc.(b)	456,300	2,555,280
Matrix Service Co.(b)	291,000	5,150,700
National Oilwell Varco, Inc.(a)	202,600	6,300,860
Oceaneering International, Inc.	271,300	9,018,012
Schlumberger, Ltd.	254,800	18,791,500
Tenaris S.A., ADR(a)	222,600	5,511,576

		60,381,020

Oil & Gas Exploration & Production (20.74%)
Anadarko Petroleum Corp.	135,100	6,291,607
Antero Resources Corp.(a)(b)	70,300	1,748,361
Cabot Oil & Gas Corp.	324,800	7,376,208
Chesapeake Energy Corp.(a)	804,700	3,315,364
Cimarex Energy Co.	52,500	5,106,675
Continental Resources, Inc.(a)(b)	374,600	11,372,856
Denbury Resources, Inc.(a)	1,675,900	3,720,498
EOG Resources, Inc.	120,100	8,716,858
EQT Corp.	99,400	6,685,644
Southwestern Energy Co.(a)(b)	622,600	5,024,382
Stone Energy Corp.(a)(b)	1,541,747	1,217,980
Synergy Resources Corp.(a)(b)	893,100	6,939,387
Whiting Petroleum Corp.(a)(b)	423,434	3,379,003

		70,894,823

Oil & Gas Refining & Marketing (11.71%)
HollyFrontier Corp.	229,600	8,109,472
Marathon Petroleum Corp.	265,700	9,878,726
PBF Energy, Inc., Class A	236,400	7,848,480
Phillips 66	164,050	14,205,090

		40,041,768

Oil & Gas Storage & Transportation (14.99%)
Energy Transfer Partners L.P.	99,100	3,204,894
Magellan Midstream Partners L.P.	141,500	9,735,200
ONEOK Partners L.P.	206,200	6,474,680

	Shares or Principal Amount	Value
Plains All American Pipeline L.P.	399,700	$8,381,709
Ship Finance International, Ltd.(a)	358,700	4,982,343
Spectra Energy Corp.	111,300	3,405,780
Teekay LNG Partners L.P.	446,700	5,664,156
TransCanada Corp.(a)	80,100	3,148,731
Williams Cos., Inc.	389,300	6,256,051

		51,253,544

Total Common Stocks (Cost $367,552,355)		325,236,192

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.10%)
SPDR S&P Oil & Gas Exploration & Production ETF 04/15/16, 27	19,300	347,400

Total Put Options Purchased (Cost $1,395,499)		347,400

Collateral for Securities on Loan (11.69%)
State Street Navigator Prime Portfolio, 0.49%	39,957,778	39,957,778

Total Collateral for Securities on Loan (Cost $39,957,778)		39,957,778

Short-Term Investments (4.77%)
Time Deposits (4.77%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	16,320,944	16,320,944

Total Short-Term Investments (Cost $16,320,944)		16,320,944

Total Investments (111.69%) (Cost $425,226,576)		$381,862,314

Liabilities Less Other Assets (-11.69%)		(39,963,831)

Net Assets (100.00%)		$341,898,483

(a)	All or a portion of the security was on loan as of March 31, 2016.
(b)	Non-income producing security.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	7

ICON Energy Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Sector Composition (March 31, 2016)

Energy	93.28%
Utilities	1.85%

95.13%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Integrated Oil & Gas	28.18%
Oil & Gas Exploration & Production	20.74%
Oil & Gas Equipment & Services	17.66%
Oil & Gas Storage & Transportation	14.99%
Oil & Gas Refining & Marketing	11.71%
Multi-Utilities	1.31%
Other Industries (each less than 1%)	0.54%

95.13%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
8	www.iconfunds.com

ICON Financial Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.34%)
Asset Management & Custody Banks (8.99%)
Affiliated Managers Group, Inc.(a)	4,500	$730,800
GAMCO Investors, Inc., Class A	13,100	485,486
Janus Capital Group, Inc.	78,600	1,149,918
Triangle Capital Corp.(b)	61,048	1,256,368
Waddell & Reed Financial, Inc., Class A	19,200	451,968
WisdomTree Investments, Inc.(b)	38,700	442,341

		4,516,881

Consumer Finance (9.80%)
Ally Financial, Inc.(a)	69,800	1,306,656
American Express Co.	18,200	1,117,480
Discover Financial Services	25,200	1,283,184
Encore Capital Group, Inc.(a)(b)	20,100	517,374
PRA Group, Inc.(a)(b)	23,800	699,482

		4,924,176

Data Processing & Outsourced Services (3.03%)
Euronet Worldwide, Inc.(a)	10,100	748,511
MasterCard, Inc., Class A	8,200	774,900

		1,523,411

Diversified Banks (23.45%)
Bank of America Corp.	169,100	2,286,232
Citigroup, Inc.	48,200	2,012,350
Credicorp, Ltd.	6,900	903,969
JPMorgan Chase & Co.	43,300	2,564,226
U.S. Bancorp	38,800	1,574,892
Wells Fargo & Co.	50,400	2,437,344

		11,779,013

Diversified Capital Markets (1.25%)
UBS Group AG(b)	39,200	627,984

Hotel & Resort REIT’s (1.31%)
Hospitality Properties Trust, REIT	24,700	656,032

Insurance Brokers (4.68%)
Aon PLC	11,400	1,190,730
Arthur J Gallagher & Co.	26,100	1,160,928

		2,351,658

Investment Banking & Brokerage (4.03%)
Charles Schwab Corp.	16,300	456,726
E*TRADE Financial Corp.(a)	36,700	898,783
Morgan Stanley	26,700	667,767

		2,023,276

Life & Health Insurance (7.00%)
CNO Financial Group, Inc.	67,700	1,213,184
Lincoln National Corp.	13,800	540,960
Sun Life Financial, Inc.	34,000	1,097,180
Unum Group	21,400	661,688

		3,513,012

	Shares or Principal Amount	Value
Mortgage REIT’s (4.32%)
Annaly Capital Management, Inc., REIT	134,800	$1,383,048
MFA Financial, Inc., REIT	114,900	787,065

		2,170,113

Multi-line Insurance (7.25%)
American International Group, Inc.	25,800	1,394,490
Horace Mann Educators Corp.	33,424	1,059,206
Kemper Corp.	40,110	1,186,053

		3,639,749

Multi-Sector Holdings (4.15%)
Berkshire Hathaway, Inc., Class B(a)	14,700	2,085,636

Property & Casualty Insurance (3.63%)
XL Group PLC	49,500	1,821,600

Real Estate Services (5.76%)
CBRE Group, Inc., Class A(a)	49,900	1,438,118
Jones Lang LaSalle, Inc.	12,400	1,454,768

		2,892,886

Regional Banks (8.67%)
BancorpSouth, Inc.	20,500	436,855
Fifth Third Bancorp	70,600	1,178,314
First Commonwealth Financial Corp.	150,300	1,331,658
Signature Bank(a)	7,500	1,020,900
SVB Financial Group(a)	3,800	387,790

		4,355,517

Specialized Finance (1.02%)
MarketAxess Holdings, Inc.	4,100	511,803

Total Common Stocks (Cost $55,614,368)		49,392,747

Collateral for Securities on Loan (7.68%)
State Street Navigator Prime Portfolio, 0.49%	3,856,881	3,856,881

Total Collateral for Securities on Loan (Cost $3,856,881)		3,856,881

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	9

ICON Financial Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Short-Term Investments (2.14%)
Time Deposits (2.14%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	1,074,535	$1,074,535

Total Short-Term Investments (Cost $1,074,535)		1,074,535

Total Investments (108.16%) (Cost $60,545,784)		$54,324,163

Liabilities Less Other Assets (-8.16%)		(4,100,528)

Net Assets (100.00%)		$50,223,635

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

REIT - Real Estate Investment Trust

Sector Composition (March 31, 2016)

Financial	95.31%
Information Technology	3.03%

98.34%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Diversified Banks	23.45%
Consumer Finance	9.80%
Asset Management & Custody Banks	8.99%
Regional Banks	8.67%
Multi-line Insurance	7.25%
Life & Health Insurance	7.00%
Real Estate Services	5.76%
Insurance Brokers	4.68%
Mortgage REIT’s	4.32%
Multi-Sector Holdings	4.15%
Investment Banking & Brokerage	4.03%
Property & Casualty Insurance	3.63%
Data Processing & Outsourced Services	3.03%
Hotel & Resort REIT’s	1.31%
Diversified Capital Markets	1.25%
Specialized Finance	1.02%

98.34%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
10	www.iconfunds.com

ICON Healthcare Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.11%)
Biotechnology (21.21%)
AbbVie, Inc.	96,000	$5,483,520
Amgen, Inc.	30,000	4,497,900
Celgene Corp.(a)	55,300	5,534,977
Regeneron Pharmaceuticals, Inc.(a)	2,000	720,880

		16,237,277

Health Care Distributors (18.16%)
AmerisourceBergen Corp.	43,000	3,721,650
Cardinal Health, Inc.	69,900	5,728,305
McKesson Corp.	23,100	3,632,475
PharMerica Corp.(a)	37,000	818,070

		13,900,500

Health Care Equipment (9.12%)
Becton, Dickinson and Co.	24,600	3,734,772
Medtronic PLC	22,000	1,650,000
Zimmer Biomet Holdings, Inc.	15,000	1,599,450

		6,984,222

Health Care Facilities (4.99%)
Acadia Healthcare Co., Inc.(a)	6,700	369,237
HCA Holdings, Inc.(a)	44,200	3,449,810

		3,819,047

Health Care Services (9.38%)
Adeptus Health, Inc., Class A(a)(b)	6,600	366,564
BioTelemetry, Inc.(a)	309,535	3,615,368
Express Scripts Holding Co.(a)	22,400	1,538,656
Laboratory Corp. of America Holdings(a)	14,200	1,663,246

		7,183,834

Health Care Technology (2.16%)
Cerner Corp.(a)	15,600	826,176
Omnicell, Inc.(a)	29,600	824,952

		1,651,128

Managed Health Care (11.86%)
Anthem, Inc.	20,500	2,849,295
CIGNA Corp.	13,300	1,825,292
UnitedHealth Group, Inc.	34,200	4,408,380

		9,082,967

Pharmaceuticals (19.23%)
Bristol-Myers Squibb Co.	68,000	4,343,840
Eli Lilly & Co.	32,000	2,304,320
Jazz Pharmaceuticals PLC(a)	29,600	3,864,280
Merck & Co., Inc.	49,000	2,592,590
Mylan N.V.(a)	35,000	1,622,250

		14,727,280

Total Common Stocks (Cost $77,623,033)		73,586,255

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.47%)
State Street Navigator Prime Portfolio, 0.49%	359,700	$359,700

Total Collateral for Securities on Loan (Cost $359,700)		359,700

Short-Term Investments (2.88%)
Time Deposits (2.88%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	2,208,778	2,208,778

Total Short-Term Investments (Cost $2,208,778)		2,208,778

Total Investments (99.46%) (Cost $80,191,511)		$76,154,733

Other Assets Less Liabilities (0.54%)		413,037

Net Assets (100.00%)		$76,567,770

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

Sector Composition (March 31, 2016)

Health Care	96.11%

96.11%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Biotechnology	21.21%
Pharmaceuticals	19.23%
Health Care Distributors	18.16%
Managed Health Care	11.86%
Health Care Services	9.38%
Health Care Equipment	9.12%
Health Care Facilities	4.99%
Health Care Technology	2.16%

96.11%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	11

ICON Industrials Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (86.99%)
Aerospace & Defense (30.42%)
B/E Aerospace, Inc.	8,000	$368,960
Boeing Co.	5,000	634,700
Curtiss-Wright Corp.	2,000	151,340
General Dynamics Corp.	5,900	775,083
Honeywell International, Inc.	9,300	1,042,065
Orbital ATK, Inc.	7,890	685,957
Raytheon Co.	1,100	134,893
United Technologies Corp.	4,900	490,490

		4,283,488

Air Freight & Logistics (0.93%)
FedEx Corp.	800	130,176

Airlines (8.89%)
Alaska Air Group, Inc.	6,600	541,332
Delta Air Lines, Inc.	12,000	584,160
JetBlue Airways Corp.(a)	6,000	126,720

		1,252,212

Building Products (10.99%)
AO Smith Corp.	2,000	152,620
Apogee Enterprises, Inc.	5,000	219,450
Armstrong World Industries, Inc.(a)	2,000	96,740
Fortune Brands Home & Security, Inc.	3,000	168,120
Masco Corp.	12,000	377,400
PGT, Inc.(a)	40,000	393,600
Quanex Building Products Corp.	8,000	138,880

		1,546,810

Construction & Engineering (5.89%)
Comfort Systems U.S.A., Inc.	10,000	317,700
Tutor Perini Corp.(a)	32,900	511,266

		828,966

Construction & Farm Machinery & Heavy Trucks (2.87%)
Allison Transmission Holdings, Inc.	15,000	404,700

Human Resource & Employment Services (0.77%)
WageWorks, Inc.(a)	2,138	108,204

Industrial Conglomerates (4.85%)
Danaher Corp.	7,200	682,992

Industrial Machinery (8.02%)
Crane Co.	5,700	307,002
Middleby Corp.(a)	3,000	320,310
Snap-on, Inc.	3,200	502,368

		1,129,680

Railroads (3.79%)
Union Pacific Corp.	6,700	532,985

	Shares or Principal Amount	Value
Research & Consulting Services (0.62%)
Hill International, Inc.(a)	25,922	$87,357

Trucking (8.95%)
JB Hunt Transport Services, Inc.	3,600	303,264
Landstar System, Inc.	7,300	471,653
Ryder System, Inc.	7,500	485,850

		1,260,767

Total Common Stocks (Cost $10,570,180)		12,248,337

Short-Term Investments (14.53%)
Time Deposits (14.53%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	2,046,238	2,046,238

Total Short-Term Investments (Cost $2,046,238)		2,046,238

Total Investments (101.52%) (Cost $12,616,418)		$14,294,575

Liabilities Less Other Assets (-1.52%)		(213,569)

Net Assets (100.00%)		$14,081,006

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
12	www.iconfunds.com

ICON Industrials Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Sector Composition (March 31, 2016)

Industrials	86.99%

86.99%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Aerospace & Defense	30.42%
Building Products	10.99%
Trucking	8.95%
Airlines	8.89%
Industrial Machinery	8.02%
Construction & Engineering	5.89%
Industrial Conglomerates	4.85%
Railroads	3.79%
Construction & Farm Machinery & Heavy Trucks	2.87%
Other Industries (each less than 1%)	2.32%

86.99%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	13

ICON Information Technology Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.45%)
Application Software (4.74%)
CDK Global, Inc.	24,000	$1,117,200
Mentor Graphics Corp.	51,100	1,038,863

		2,156,063

Communications Equipment (2.01%)
Cisco Systems, Inc.	32,100	913,887

Data Processing & Outsourced Services (12.79%)
DST Systems, Inc.	4,400	496,188
Euronet Worldwide, Inc.(a)	7,400	548,414
Everi Holdings, Inc.(a)	277,400	635,246
MasterCard, Inc., Class A	14,700	1,389,150
MAXIMUS, Inc.	22,500	1,184,400
Visa, Inc., Class A	20,480	1,566,310

		5,819,708

Electronic Components (3.68%)
Rogers Corp.(a)	28,000	1,676,360

Electronic Equipment & Instruments (3.62%)
FEI Co.	12,200	1,085,922
Keysight Technologies, Inc.(a)	20,200	560,348

		1,646,270

Electronic Manufacturing Services (7.15%)
IPG Photonics Corp.(a)	14,835	1,425,347
Methode Electronics, Inc.	32,000	935,680
TE Connectivity, Ltd.	14,400	891,648

		3,252,675

Home Entertainment Software (3.47%)
Electronic Arts, Inc.(a)	23,900	1,580,029

Internet Software & Services (18.53%)
Alphabet, Inc., Class A(a)	3,200	2,441,280
Alphabet, Inc., Class C(a)	3,439	2,561,883
Facebook, Inc., Class A(a)	23,700	2,704,170
j2 Global, Inc.	11,800	726,644

		8,433,977

IT Consulting & Other Services (1.43%)
Cognizant Technology Solutions Corp., Class A(a)	10,400	652,080

Semiconductor Equipment (6.22%)
Advanced Energy Industries, Inc.(a)	40,597	1,412,370
Applied Materials, Inc.	23,700	501,966
Teradyne, Inc.	42,400	915,416

		2,829,752

Semiconductors (13.21%)
Broadcom, Ltd.	6,600	1,019,700
M/A-COM Technology Solutions Holdings, Inc.(a)(b)	14,600	639,334
Microsemi Corp.(a)	33,200	1,271,892

	Shares or Principal Amount	Value
Monolithic Power Systems, Inc.	8,400	$534,576
QUALCOMM, Inc.	11,600	593,224
Skyworks Solutions, Inc.	14,500	1,129,550
Synaptics, Inc.(a)	10,300	821,322

		6,009,598

Systems Software (6.31%)
Microsoft Corp.	29,500	1,629,285
Oracle Corp.	30,400	1,243,664

		2,872,949

Technology Hardware, Storage & Peripherals (14.29%)
Apple, Inc.	52,200	5,689,278
Lexmark International, Inc., Class A	24,300	812,349

		6,501,627

Total Common Stocks (Cost $37,357,783)		44,344,975

Collateral for Securities on Loan (1.44%)
State Street Navigator Prime Portfolio, 0.49%	653,350	653,350

Total Collateral for Securities on Loan (Cost $653,350)		653,350

Short-Term Investments (3.50%)
Time Deposits (3.50%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	1,594,715	1,594,715

Total Short-Term Investments (Cost $1,594,715)		1,594,715

Total Investments (102.39%) (Cost $39,605,848)		$46,593,040

Liabilities Less Other Assets (-2.39%)		(1,085,606)

Net Assets (100.00%)		$45,507,434

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

The accompanying notes are an integral part of the financial statements.
14	www.iconfunds.com

ICON Information Technology Fund	Schedule of Investments
March 31, 2016 (Unaudited)

Sector Composition (March 31, 2016)

Information Technology	97.45%

97.45%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Internet Software & Services	18.53%
Technology Hardware, Storage & Peripherals	14.29%
Semiconductors	13.21%
Data Processing & Outsourced Services	12.79%
Electronic Manufacturing Services	7.15%
Systems Software	6.31%
Semiconductor Equipment	6.22%
Application Software	4.74%
Electronic Components	3.68%
Electronic Equipment & Instruments	3.62%
Home Entertainment Software	3.47%
Communications Equipment	2.01%
IT Consulting & Other Services	1.43%

97.45%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	15

ICON Natural Resources Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (75.18%)
Building Products (6.31%)
Apogee Enterprises, Inc.	16,000	$702,240
Fortune Brands Home & Security, Inc.	12,000	672,480
Masco Corp.	23,000	723,350
PGT, Inc.(a)	166,300	1,636,392
Rockwool International A/S, Class B	4,000	635,297

		4,369,759

Commodity Chemicals (0.95%)
Cabot Corp.	7,000	338,310
Methanex Corp.(b)	9,939	319,241

		657,551

Construction & Engineering (2.15%)
Comfort Systems U.S.A., Inc.	46,940	1,491,284

Construction Materials (15.62%)
Buzzi Unicem S.p.A.	110,000	1,896,250
Eagle Materials, Inc.	68,000	4,767,480
Headwaters, Inc.(a)	105,000	2,083,200
Martin Marietta Materials, Inc.	13,000	2,073,630

		10,820,560

Diversified Chemicals (13.10%)
Dow Chemical Co.	68,745	3,496,371
Eastman Chemical Co.	15,000	1,083,450
Huntsman Corp.	250,000	3,325,000
Olin Corp.	67,339	1,169,678

		9,074,499

Diversified Metals & Mining (0.52%)
Freeport-McMoRan, Inc.(b)	35,000	361,900

Electric Utilities (0.54%)
OGE Energy Corp.	13,000	372,190

Fertilizers & Agricultural Chemicals (4.29%)
Agrium, Inc.(b)	5,500	485,595
Monsanto Co.	28,300	2,483,042

		2,968,637

Integrated Oil & Gas (5.45%)
BP PLC	415,000	2,076,398
Royal Dutch Shell PLC, Sponsored ADR, Class A	35,000	1,695,750

		3,772,148

Oil & Gas Equipment & Services (0.74%)
Schlumberger, Ltd.	7,000	516,250

Oil & Gas Refining & Marketing (2.98%)
PBF Energy, Inc., Class A	41,214	1,368,305
Phillips 66	8,000	692,720

		2,061,025

Oil & Gas Storage & Transportation (2.35%)
Enbridge, Inc.	24,000	934,314

	Shares or Principal Amount	Value
Spectra Energy Corp.	10,000	$306,000
Ultrapar Participacoes S.A., Sponsored ADR(b)	20,000	385,600

		1,625,914

Paper Packaging (5.11%)
Avery Dennison Corp.	7,200	519,192
Graphic Packaging Holding Co.	195,000	2,505,750
Smurfit Kappa Group PLC	20,000	515,469

		3,540,411

Paper Products (5.63%)
International Paper Co.	95,000	3,898,800

Research & Consulting Services (0.54%)
Hill International, Inc.(a)	110,217	371,431

Specialty Chemicals (8.35%)
Ashland, Inc.	13,000	1,429,480
Celanese Corp., Class A	17,000	1,113,500
PolyOne Corp.	60,000	1,815,000
Sherwin-Williams Co.	5,000	1,423,350

		5,781,330

Steel (0.55%)
Nucor Corp.	8,000	378,400

Total Common Stocks (Cost $55,200,882)		52,062,089

Exchange Traded Funds (9.28%)
iShares North American Natural Resources ETF(b)	112,000	3,329,760
Energy Select Sector SPDR Fund(b)	50,000	3,096,000

Total Exchange Traded Funds (Cost $6,681,608)		6,425,760

Collateral for Securities on Loan (6.54%)
State Street Navigator Prime Portfolio, 0.49%	4,531,692	4,531,692

Total Collateral for Securities on Loan (Cost $4,531,692)		4,531,692

The accompanying notes are an integral part of the financial statements.
16	www.iconfunds.com

ICON Natural Resources Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Short-Term Investments (17.46%)
Time Deposits (17.46%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	12,090,758	$12,090,758

Total Short-Term Investments (Cost $12,090,758)		12,090,758

Total Investments (108.46%) (Cost $78,504,940)		$75,110,299

Liabilities Less Other Assets (-8.46%)		(5,858,565)

Net Assets (100.00%)		$69,251,734

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2016.

ADR - American Depositary Receipt

Sector Composition (March 31, 2016)

Materials	54.12%
Energy	11.52%
Industrials	9.00%
Utilities	0.54%

75.18%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Construction Materials	15.62%
Diversified Chemicals	13.10%
Specialty Chemicals	8.35%
Building Products	6.31%
Paper Products	5.63%
Integrated Oil & Gas	5.45%
Paper Packaging	5.11%
Fertilizers & Agricultural Chemicals	4.29%
Oil & Gas Refining & Marketing	2.98%
Oil & Gas Storage & Transportation	2.35%
Construction & Engineering	2.15%
Other Industries (each less than 1%)	3.84%

75.18%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	17

ICON Utilities Fund	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.92%)
Electric Utilities (36.47%)
ALLETE, Inc.	20,700	$1,160,649
American Electric Power Co., Inc.	33,700	2,237,680
Duke Energy Corp.	14,400	1,161,792
Edison International	40,500	2,911,545
Eversource Energy	28,400	1,656,856
NextEra Energy, Inc.	17,600	2,082,784
OGE Energy Corp.	81,500	2,333,345
Pinnacle West Capital Corp.	29,900	2,244,593

		15,789,244

Gas Utilities (11.33%)
National Fuel Gas Co.(a)	55,200	2,762,760
South Jersey Industries, Inc.	46,500	1,322,925
Southwest Gas Corp.	12,400	816,540

		4,902,225

Integrated Telecommunication Services (7.65%)
AT&T, Inc.	37,700	1,476,709
BCE, Inc.	24,500	1,115,730
Verizon Communications, Inc.	13,300	719,264

		3,311,703

Multi-Utilities (32.33%)
Ameren Corp.	39,900	1,998,990
Black Hills Corp.(a)	13,300	799,729
CenterPoint Energy, Inc.	99,800	2,087,816
CMS Energy Corp.	45,576	1,934,246
Dominion Resources, Inc.	10,800	811,296
DTE Energy Co.	25,700	2,329,962
Public Service Enterprise Group, Inc.	23,900	1,126,646
Sempra Energy	19,500	2,028,975
Vectren Corp.	17,400	879,744

		13,997,404

Oil & Gas Storage & Transportation (6.93%)
Magellan Midstream Partners L.P.	15,300	1,052,640
Ship Finance International, Ltd.(a)	75,500	1,048,695
TransCanada Corp.(a)	22,900	900,199

		3,001,534

Semiconductors (2.19%)
Monolithic Power Systems, Inc.	14,900	948,236

Water Utilities (1.02%)
Aqua America, Inc.	13,800	439,116

Total Common Stocks (Cost $38,834,599)		42,389,462

	Shares or Principal Amount	Value
Collateral for Securities on Loan (11.37%)
State Street Navigator Prime Portfolio, 0.49%	4,924,300	$4,924,300

Total Collateral for Securities on Loan (Cost $4,924,300)		4,924,300

Short-Term Investments (5.76%)
Time Deposits (5.76%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/16	2,491,815	2,491,815

Total Short-Term Investments (Cost $2,491,815)		2,491,815

Total Investments (115.05%) (Cost $46,250,714)		$49,805,577

Liabilities Less Other Assets (-15.05%)		(6,515,457)

Net Assets (100.00%)		$43,290,120

(a)	All or a portion of the security was on loan as of March 31, 2016.

Sector Composition (March 31, 2016)

Utilities	81.15%
Telecommunication Services	7.65%
Energy	6.93%
Information Technology	2.19%

97.92%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2016)

Electric Utilities	36.47%
Multi-Utilities	32.33%
Gas Utilities	11.33%
Integrated Telecommunication Services	7.65%
Oil & Gas Storage & Transportation	6.93%
Semiconductors	2.19%
Water Utilities	1.02%

97.92%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
18	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$46,937,888	$20,169,577	$425,226,576

Investments, at value(a)	47,523,466	21,764,448	381,862,314
Receivables:
Investments sold	323,930	–	4,482,917
Fund shares sold	38,286	73,494	520,139
Expense reimbursements due from Adviser	767	9,900	–
Dividends	16,275	29,267	221,598
Foreign tax reclaims	–	–	14,318
Other Assets	22,358	20,040	128,752

Total assets	47,925,082	21,897,149	387,230,038

Liabilities
Payables:
Payable for collateral received on securities loaned	1,229,214	153,950	39,957,778
Expense recoupment due to Adviser	–	–	211
Investments purchased	–	–	3,992,419
Fund shares redeemed	62,647	30,862	713,874
Advisory fees	39,023	17,131	285,673
Transfer agent fees	23,269	9,832	234,444
Fund accounting fees	5,144	1,791	35,442
Accrued distribution fees	686	2,150	10,668
Trustee fees and expenses	2,532	604	17,952
Administration fees	1,198	641	9,397
Accrued expenses	22,218	16,151	73,697

Total liabilities	1,385,931	233,112	45,331,555

Net Assets - all share classes	$46,539,151	$21,664,037	$341,898,483

Net Assets - Class S	$43,258,388	$11,415,041	$318,753,212

Net Assets - Class C	$–	$–	$9,246,728

Net Assets - Class A	$3,280,763	$10,248,996	$13,898,543

Net Assets Consists of
Paid-in capital	$45,308,366	$19,087,598	$537,814,712
Accumulated undistributed net investment income/(loss)	(55,593)	8,707	1,845,325
Accumulated undistributed net realized gain/(loss)	700,800	972,861	(154,397,564)
Unrealized appreciation/(depreciation)	585,578	1,594,871	(43,363,990)

Net Assets	$46,539,151	$21,664,037	$341,898,483

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,099,522	1,459,993	28,276,959
Class C	–	–	850,747
Class A	243,189	1,313,968	1,236,621
Net asset value (offering and redemption price per share)
Class S	$13.96	$7.82	$11.27
Class C	$–	$–	$10.87
Class A	$13.49	$7.80	$11.24
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.31	$8.28	$11.92

(a) Includes securities on loan of	$1,230,242	$148,458	$39,325,928

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	19

ICON Sector Funds	Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$60,545,784	$80,191,511	$12,616,418

Investments, at value(a)	54,324,163	76,154,733	14,294,575
Foreign currency, at value (Cost $8,678, $– and $–, respectively)	8,678	–	–
Receivables:
Investments sold	1,161,728	917,831	550,598
Fund shares sold	146,880	12,554	51,586
Expense reimbursements due from Adviser	2,484	6,154	11,813
Dividends	84,542	94,399	3,941
Foreign tax reclaims	1,980	4,543	–
Other Assets	22,827	33,895	15,128

Total assets	55,753,282	77,224,109	14,927,641

Liabilities
Payables:
Payable for collateral received on securities loaned	3,856,881	359,700	–
Investments purchased	1,511,921	–	779,836
Fund shares redeemed	74,782	111,368	19,259
Advisory fees	42,329	65,494	11,710
Transfer agent fees	14,268	65,779	14,612
Fund accounting fees	5,478	10,630	1,832
Accrued distribution fees	523	1,240	124
Trustee fees and expenses	2,691	6,408	848
Administration fees	1,260	1,825	362
Accrued expenses	19,514	33,895	18,052

Total liabilities	5,529,647	656,339	846,635

Net Assets - all share classes	$50,223,635	$76,567,770	$14,081,006

Net Assets - Class S	$47,565,204	$71,108,544	$13,457,908

Net Assets - Class A	$2,658,431	$5,459,226	$623,098

Net Assets Consists of
Paid-in capital	$144,506,648	$85,554,050	$31,783,343
Accumulated undistributed net investment income/(loss)	330,664	(122,218)	3,037
Accumulated undistributed net realized gain/(loss)	(88,392,056)	(4,827,284)	(19,383,531)
Unrealized appreciation/(depreciation)	(6,221,621)	(4,036,778)	1,678,157

Net Assets	$50,223,635	$76,567,770	$14,081,006

Shares outstanding (unlimited shares authorized, no par value)
Class S	6,486,262	5,134,480	1,173,413
Class A	359,805	408,384	54,816
Net asset value (offering and redemption price per share)
Class S	$7.33	$13.85	$11.47
Class A	$7.39	$13.37	$11.37
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$7.84	$14.18	$12.06

(a) Includes securities on loan of	$3,200,616	$366,564	$–

The accompanying notes are an integral part of the financial statements.
20	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Assets
Investments, at cost	$39,605,848	$78,504,940	$46,250,714

Investments, at value(a)	46,593,040	75,110,299	49,805,577
Receivables:
Investments sold	405,634	534,278	1,515,981
Fund shares sold	129,383	82,251	780,497
Expense reimbursements due from Adviser	5,390	5,085	–
Dividends	1,680	66,063	152,615
Foreign tax reclaims	–	–	–
Other Assets	19,173	30,343	17,793

Total assets	47,154,300	75,828,319	52,272,463

Liabilities
Payables:
Payable for collateral received on securities loaned	653,350	4,531,692	4,924,300
Expense recoupment due to Adviser	–	–	2,198
Investments purchased	847,444	1,854,106	3,924,793
Fund shares redeemed	56,101	68,350	69,562
Advisory fees	36,581	56,904	34,072
Transfer agent fees	24,922	35,338	6,111
Fund accounting fees	5,040	7,239	3,427
Accrued distribution fees	358	1,497	2,314
Trustee fees and expenses	2,403	3,640	1,261
Administration fees	1,122	1,856	1,187
Accrued expenses	19,545	15,963	13,118

Total liabilities	1,646,866	6,576,585	8,982,343

Net Assets - all share classes	$45,507,434	$69,251,734	$43,290,120

Net Assets - Class S	$43,677,670	$64,695,518	$32,194,172

Net Assets - Class C	$–	$1,027,802	$–

Net Assets - Class A	$1,829,764	$3,528,414	$11,095,948

Net Assets Consists of
Paid-in capital	$30,513,762	$79,512,810	$38,646,222
Accumulated undistributed net investment income/(loss)	(402,568)	167,176	30,232
Accumulated undistributed net realized gain/(loss)	8,409,048	(7,033,611)	1,058,468
Unrealized appreciation/(depreciation)	6,987,192	(3,394,641)	3,555,198

Net Assets	$45,507,434	$69,251,734	$43,290,120

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,643,318	5,436,321	3,454,029
Class C	–	89,140	–
Class A	113,170	298,558	1,207,259
Net asset value (offering and redemption price per share)
Class S	$16.52	$11.90	$9.32
Class C	$–	$11.53	$–
Class A	$16.17	$11.82	$9.19
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$17.15	$12.54	$9.75

(a) Includes securities on loan of	$639,334	$4,420,875	$4,835,708

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	21

ICON Sector Funds	Statements of Operations
Period Ended March 31, 2016 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$294	$204	$493
Dividends	283,469	122,575	6,079,957
Foreign taxes withheld	(2,841)	–	(105,394)
Income from securities lending, net	19,908	2,830	272,442

Total investment income	300,830	125,609	6,247,498

Expenses
Advisory fees	237,429	71,325	1,664,359
Administration fees	12,625	3,782	88,104
Transfer agent fees	41,784	21,313	463,126
Distribution fees:
Class C	–	–	47,088
Class A	4,134	7,530	17,003
Registration fees	13,906	10,648	26,399
Audit and tax service expense	11,845	11,756	12,630
Fund accounting fees	6,203	2,137	41,091
Trustee fees and expenses	4,186	1,014	29,697
Insurance expense	3,676	1,065	30,515
Custody fees	2,606	1,388	7,595
Printing fees	7,161	3,061	43,407
Interest expense	94	–	764
Recoupment of previously reimbursed expenses	–	690	–
Other expenses	12,896	4,498	79,413

Total expenses before expense reimbursement	358,545	140,207	2,551,191
Expense reimbursement by Adviser due to expense limitation agreement	(2,174)	(25,614)	–

Net Expenses	356,371	114,593	2,551,191

Net Investment Income/(Loss)	(55,541)	11,016	3,696,307

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	700,803	972,861	(48,871,516)
Foreign currency	–	–	12,323

	700,803	972,861	(48,859,193)

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	2,684,029	491,425	54,858,485

	2,684,029	491,425	54,858,485

Net realized and unrealized gain/(loss)	3,384,832	1,464,286	5,999,292

Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,329,291	$1,475,302	$9,695,599

The accompanying notes are an integral part of the financial statements.
22	www.iconfunds.com

ICON Sector Funds	Statements of Operations
Period Ended March 31, 2016 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Investment Income
Interest	$35	$84	$43
Dividends	679,233	582,827	112,261
Foreign taxes withheld	(2,959)	–	–
Income from securities lending, net	27,499	634	1,566
Other Income	–	11,826	–

Total investment income	703,808	595,371	113,870

Expenses
Advisory fees	261,342	467,280	71,905
Administration fees	13,923	24,813	3,818
Transfer agent fees	36,424	113,644	20,797
Distribution fees:
Class A	2,711	14,282	762
Registration fees	12,841	21,017	10,542
Audit and tax service expense	11,819	12,042	11,791
Fund accounting fees	6,782	11,817	2,143
Trustee fees and expenses	4,555	9,818	1,282
Insurance expense	2,562	9,690	2,196
Custody fees	2,193	3,277	1,468
Printing fees	6,565	10,534	5,964
Interest expense	508	2,362	–
Other expenses	14,205	27,549	4,980

Total expenses before expense reimbursement	376,430	728,125	137,648
Expense reimbursement by Adviser due to expense limitation agreement	(3,286)	(10,536)	(29,003)

Net Expenses	373,144	717,589	108,645

Net Investment Income/(Loss)	330,664	(122,218)	5,225

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(1,921,907)	(4,827,281)	70,883
Foreign currency	(94)	–	–

	(1,922,001)	(4,827,281)	70,883

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(2,065,411)	4,061,716	548,346

	(2,065,411)	4,061,716	548,346

Net realized and unrealized gain/(loss)	(3,987,412)	(765,565)	619,229

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,656,748)	$(887,783)	$624,454

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	23

ICON Sector Funds	Statements of Operations
Period Ended March 31, 2016 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund (a)	ICON Utilities Fund
Investment Income
Interest	$78	$137	$35
Dividends	227,378	768,035	795,966
Foreign taxes withheld	–	(10,184)	(7,640)
Income from securities lending, net	9,257	15,125	5,445
Other Income	1,175	6	–

Total investment income	237,888	773,119	793,806

Expenses
Advisory fees	233,873	324,964	158,392
Administration fees	12,401	17,237	8,437
Transfer agent fees	50,228	75,655	25,688
Distribution fees:
Class C	–	3,993	–
Class A	2,478	3,626	9,344
Registration fees	11,608	15,323	10,999
Audit and tax service expense	11,841	12,699	11,767
Fund accounting fees	6,077	8,405	4,173
Trustee fees and expenses	4,133	5,847	2,200
Insurance expense	3,457	5,642	1,240
Custody fees	2,141	2,269	2,092
Printing fees	7,267	10,695	4,305
Interest expense	699	539	115
Recoupment of previously reimbursed expenses	525	10	10,116
Other expenses	12,777	17,177	8,221

Total expenses before expense reimbursement	359,505	504,081	257,089
Expense reimbursement by Adviser due to expense limitation agreement	(5,438)	(10,068)	(9,595)

Net Expenses	354,067	494,013	247,494

Net Investment Income/(Loss)	(116,179)	279,106	546,312

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	8,767,081	(6,189,353)	1,222,914
Foreign currency	–	(7,595)	(235)

	8,767,081	(6,196,948)	1,222,679

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(4,013,199)	11,622,994	4,390,351

	(4,013,199)	11,622,994	4,390,351

Net realized and unrealized gain/(loss)	4,753,882	5,426,046	5,613,030

Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,637,703	$5,705,152	$6,159,342

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.

The accompanying notes are an integral part of the financial statements.
24	www.iconfunds.com

Intentionally Left Blank

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

Operations
Net investment income/(loss)	$(55,541)	$(279,889)	$11,016	$37,316
Net realized gain/(loss)	700,803	5,384,667	972,861	2,707,892
Change in net unrealized appreciation/(depreciation)	2,684,029	(1,319,349)	491,425	(738,309)

Net increase/(decrease) in net assets resulting from operations	3,329,291	3,785,429	1,475,302	2,006,899

Dividends and Distributions to Shareholders
Net investment income
Class S	(45)	–	(2,776)	(182,080)
Class C(a)	–	–	–	(27,681)
Class A(a)	(7)	–	(282)	(55,273)
Net realized gains
Class S	(4,142,558)	(7,437,716)	(1,689,533)	(2,549,485)
Class C(a)	–	(61,165)	–	(526,066)
Class A(a)	(324,738)	(598,384)	(1,018,358)	(758,214)

Net decrease from dividends and distributions	(4,467,348)	(8,097,265)	(2,710,949)	(4,098,799)

Fund Share Transactions
Shares Sold
Class S	2,664,118	21,689,352	6,398,234	9,344,934
Class C(a)	–	409,813	–	1,255,133
Class A(a)	773,022	3,370,795	7,913,696	2,230,956
Reinvested dividends and distributions
Class S	4,104,729	7,360,142	1,604,272	2,554,153
Class C(a)	–	52,431	–	201,008
Class A(a)	289,861	539,623	808,132	688,039
Shares repurchased
Class S	(7,405,299)	(35,671,860)	(4,397,498)	(27,906,883)
Class C(a)	–	(952,038)	–	(2,486,008)
Class A(a)	(661,278)	(3,081,029)	(1,680,583)	(1,473,943)

Net increase/(decrease) from fund share transactions	(234,847)	(6,282,771)	10,646,253	(15,592,611)

Total net increase/(decrease) in net assets	(1,372,904)	(10,594,607)	9,410,606	(17,684,511)

Net Assets
Beginning of period	47,912,055	58,506,662	12,253,431	29,937,942

End of period	$46,539,151	$47,912,055	$21,664,037	$12,253,431

Accumulated undistributed net investment income/(loss)	$(55,593)	$–	$8,707	$749

The accompanying notes are an integral part of the financial statements.
26	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold
Class S	183,333	1,413,797	807,610	914,672
Class C(a)	–	29,106	–	124,315
Class A(a)	55,170	218,030	1,020,854	234,942
Issued to shareholders in reinvestment of distributions
Class S	307,240	502,056	212,768	275,267
Class C(a)	–	3,777	–	22,384
Class A(a)	22,418	37,710	107,322	74,225
Shares repurchased
Class S	(537,608)	(2,336,434)	(500,553)	(2,476,966)
Class C(a)	–	(69,108)	–	(276,761)
Class A(a)	(50,569)	(203,013)	(206,150)	(153,867)
Net increase/(decrease)	(20,016)	(404,079)	1,441,851	(1,261,789)
Shares outstanding, beginning of period	3,362,727	3,766,806	1,332,110	2,593,899
Shares outstanding, end of period	3,342,711	3,362,727	2,773,961	1,332,110

(a)

Class C shares merged into Class A shares on September 25, 2015. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed and Class A shares issued in connection with the merger.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	27

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$3,696,307	$3,185,299	$330,664	$228,338
Net realized gain/(loss)	(48,859,193)	(91,275,818)	(1,922,001)	2,241,254
Change in net unrealized appreciation/(depreciation)	54,858,485	(125,848,879)	(2,065,411)	(4,690,498)
Net increase/(decrease) in net assets resulting from operations	9,695,599	(213,939,398)	(3,656,748)	(2,220,906)

Dividends and Distributions to Shareholders
Net investment income
Class S	(3,080,659)	(2,185,262)	–	(297,167)	(a)
Class C(b)	(46,988)	–	–	(1,205)	(a)
Class A(b)	(87,124)	(46,508)	–	(2,530)	(a)
Net realized gains
Class S	–	(91,546,420)	–	–
Class C(b)	–	(2,566,539)	–	–
Class A(b)	–	(4,344,666)	–	–
Net decrease from dividends and distributions	(3,214,771)	(100,689,395)	–	(300,902)

Fund Share Transactions
Shares Sold
Class S	69,003,755	155,430,206	8,956,358	33,196,366
Class C(b)	1,036,369	6,608,035	–	710,046
Class A(b)	2,822,339	9,095,784	1,250,093	2,012,530
Reinvested dividends and distributions
Class S	2,963,225	89,035,364	–	294,149
Class C(b)	40,797	2,100,297	–	1,038
Class A(b)	66,909	3,519,414	–	1,970
Shares repurchased
Class S	(79,776,225)	(246,946,411)	(6,953,099)	(14,305,860)
Class C(b)	(1,910,642)	(7,362,690)	–	(716,985)
Class A(b)	(3,875,062)	(11,211,290)	(453,026)	(489,118)
Net increase/(decrease) from fund share transactions	(9,628,535)	268,709	2,800,326	20,704,136

Total net increase/(decrease) in net assets	(3,147,707)	(314,360,084)	(856,422)	18,182,328

Net Assets
Beginning of period	345,046,190	659,406,274	51,080,057	32,897,729
End of period	$341,898,483	$345,046,190	$50,223,635	$51,080,057

Accumulated undistributed net investment income/(loss)	$1,845,325	$1,363,789	$330,664	$–

The accompanying notes are an integral part of the financial statements.
28	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold
Class S	6,512,777	11,026,018	1,097,344	3,898,005
Class C(b)	98,511	467,829	–	83,078
Class A(b)	261,438	602,723	168,253	244,185
Issued to shareholders in reinvestment of distributions
Class S	278,237	6,310,086	–	37,808
Class C(b)	3,961	153,195	–	135
Class A(b)	6,294	250,314	–	251
Shares repurchased
Class S	(7,198,736)	(16,249,675)	(951,867)	(1,717,118)
Class C(b)	(177,792)	(484,637)	–	(92,318)
Class A(b)	(343,751)	(743,141)	(61,066)	(60,426)
Net increase/(decrease)	(559,061)	1,332,712	252,664	2,393,600
Shares outstanding, beginning of period	30,923,388	29,590,676	6,593,403	4,199,803
Shares outstanding, end of period	30,364,327	30,923,388	6,846,067	6,593,403

(a)	The ICON Financial Fund had a distribution in excess of net investment income during the fiscal year ending September 30, 2015.
(b)

Class C shares of the ICON Financial Fund merged into Class A shares on September 25, 2015. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed and Class A shares issued in connection with the merger.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	29

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$(122,218)	$(757,081)	$5,225	$27,024
Net realized gain/(loss)	(4,827,281)	24,437,743	70,883	6,859,443
Change in net unrealized appreciation/(depreciation)	4,061,716	(16,999,189)	548,346	(7,128,021)

Net increase/(decrease) in net assets resulting from operations	(887,783)	6,681,473	624,454	(241,554)

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–	–	(26,242)
Net realized gains
Class S	(18,074,606)	(29,325,742)	–	–
Class C(a)	–	(255,243)	–	–
Class A(a)	(2,959,679)	(3,330,588)	–	–

Net decrease from dividends and distributions	(21,034,285)	(32,911,573)	–	(26,242)

Fund Share Transactions
Shares Sold
Class S	2,402,025	82,146,215	610,389	7,116,799
Class C(a)	–	2,116,107	–	136,307
Class A(a)	652,368	12,844,606	200,386	520,264
Reinvested dividends and distributions
Class S	17,161,571	27,557,080	–	25,951
Class C(a)	–	226,826	–	–
Class A(a)	2,747,924	3,195,114	–	–
Shares repurchased
Class S	(24,855,785)	(140,472,115)	(2,008,531)	(28,551,022)
Class C(a)	–	(2,684,340)	–	(389,916)
Class A(a)	(10,044,483)	(8,127,702)	(192,744)	(199,180)

Net decrease from fund share transactions	(11,936,380)	(23,198,209)	(1,390,500)	(21,340,797)

Total net decrease in net assets	(33,858,448)	(49,428,309)	(766,046)	(21,608,593)
Net Assets
Beginning of period	110,426,218	159,854,527	14,847,052	36,455,645

End of period	$76,567,770	$110,426,218	$14,081,006	$14,847,052

Accumulated undistributed net investment income/(loss)	$(122,218)	$–	$3,037	$(2,188)

The accompanying notes are an integral part of the financial statements.
30	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold
Class S	154,062	3,948,413	53,636	581,655
Class C(a)	–	110,698	–	11,363
Class A(a)	41,407	646,369	17,645	45,927
Issued to shareholders in reinvestment of distributions
Class S	1,165,868	1,445,049	–	2,223
Class C(a)	–	12,714	–	–
Class A(a)	193,108	171,688	–	–
Shares repurchased
Class S	(1,519,492)	(6,673,617)	(182,589)	(2,357,106)
Class C(a)	–	(156,937)	–	(35,500)
Class A(a)	(708,126)	(430,358)	(17,712)	(16,775)

Net decrease	(673,173)	(925,981)	(129,020)	(1,768,213)

Shares outstanding, beginning of period	6,216,037	7,142,018	1,357,249	3,125,462

Shares outstanding, end of period	5,542,864	6,216,037	1,228,229	1,357,249

(a)

Class C shares merged into Class A shares on September 25, 2015. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed and Class A shares issued in connection with the merger.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	31

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited) (a)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$(116,179)	$(353,717)	$279,106	$213,173
Net realized gain/(loss)	8,767,081	6,605,486	(6,196,948)	13,500,660
Change in net unrealized appreciation/(depreciation)	(4,013,199)	(1,368,701)	11,622,994	(32,304,609)

Net increase/(decrease) in net assets resulting from operations	4,637,703	4,883,068	5,705,152	(18,590,776)

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–	(322,749)	(208,262)
Class A(b)	–	–	(2,353)	–
Net realized gains
Class S	–	–	(4,489,113)	–
Class C(b)	–	–	(52,186)	–
Class A(b)	–	–	(201,365)	–

Net decrease from dividends and distributions	–	–	(5,067,766)	(208,262)

Fund Share Transactions
Shares Sold
Class S	8,653,658	21,010,894	9,347,332	21,981,237
Class C(b)	–	499,734	406,462	609,433
Class A(b)	869,969	4,813,274	1,287,644	1,846,097
Reinvested dividends and distributions
Class S	–	–	4,690,853	200,552
Class C(b)	–	–	43,566	–
Class A(b)	–	–	183,313	–
Shares repurchased
Class S	(14,617,303)	(30,795,176)	(10,252,165)	(37,934,905)
Class C(b)	–	(929,352)	(299,948)	(216,420)
Class A(b)	(2,549,094)	(2,189,088)	(1,109,030)	(5,884,751)

Net increase/(decrease) from fund share transactions	(7,642,770)	(7,589,714)	4,298,027	(19,398,757)

Total net increase/(decrease) in net assets	(3,005,067)	(2,706,646)	4,935,413	(38,197,795)

Net Assets
Beginning of period	48,512,501	51,219,147	64,316,321	102,514,116

End of period	$45,507,434	$48,512,501	$69,251,734	$64,316,321

Accumulated undistributed net investment income/(loss)	$(402,568)	$(286,389)	$167,176	$213,172

The accompanying notes are an integral part of the financial statements.
32	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Period Ended March 31, 2016 (Unaudited) (a)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold
Class S	538,074	1,431,875	812,088	1,483,591
Class C(b)	–	34,317	37,546	41,945
Class A(b)	56,416	324,948	114,996	125,254
Issued to shareholders in reinvestment of distributions
Class S	–	–	422,219	13,699
Class C(b)	–	–	4,038	–
Class A(b)	–	–	16,605	–
Shares repurchased
Class S	(926,789)	(2,116,872)	(891,058)	(2,608,199)
Class C(b)	–	(65,286)	(24,903)	(15,147)
Class A(b)	(159,650)	(142,668)	(95,119)	(413,339)

Net increase/(decrease)	(491,949)	(533,686)	396,412	(1,372,196)

Shares outstanding, beginning of period	3,248,437	3,782,123	5,427,607	6,799,803

Shares outstanding, end of period	2,756,488	3,248,437	5,824,019	5,427,607

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)

Class C shares of the ICON Information Technology Fund merged into Class A shares on September 25, 2015. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed and Class A shares issued in connection with the merger.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	33

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Utilities Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations
Net investment income/(loss)	$546,312	$646,343
Net realized gain/(loss)	1,222,679	940,502
Change in net unrealized appreciation/(depreciation)	4,390,351	(758,094)
Net increase/(decrease) in net assets resulting from operations	6,159,342	828,751

Dividends and Distributions to Shareholders
Net investment income
Class S	(428,235)	(485,422)
Class C(a)	–	(44,880)
Class A(a)	(113,003)	(92,640)
Net decrease from dividends and distributions	(541,238)	(622,942)

Fund Share Transactions
Shares Sold
Class S	13,333,515	12,850,414
Class C(a)	–	1,076,770
Class A(a)	5,659,192	4,507,405
Reinvested dividends and distributions
Class S	206,242	455,862
Class C(a)	–	7,444
Class A(a)	24,115	80,869
Shares repurchased
Class S	(4,534,815)	(12,269,919)
Class C(a)	–	(3,353,179)
Class A(a)	(1,802,521)	(1,458,476)
Net increase from fund share transactions	12,885,728	1,897,190

Total net increase in net assets	18,503,832	2,102,999

Net Assets
Beginning of period	24,786,288	22,683,289
End of period	$43,290,120	$24,786,288

Accumulated undistributed net investment income/(loss)	$30,232	$25,158

The accompanying notes are an integral part of the financial statements.
34	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Utilities Fund
	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Transactions in Fund Shares
Shares sold
Class S	1,598,105	1,524,522
Class C(a)	–	132,246
Class A(a)	694,413	563,149
Issued to shareholders in reinvestment of distributions
Class S	25,780	55,665
Class C(a)	–	929
Class A(a)	3,056	9,994
Shares repurchased
Class S	(547,899)	(1,469,244)
Class C(a)	–	(421,473)
Class A(a)	(207,221)	(178,414)
Net increase	1,566,234	217,374
Shares outstanding, beginning of period	3,095,054	2,877,680
Shares outstanding, end of period	4,661,288	3,095,054

(a)

Class C shares merged into Class A shares on September 25, 2015. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed and Class A shares issued in connection with the merger.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	35

ICON Consumer Discretionary Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$14.27		$15.55	$14.50	$11.82	$8.79	$7.92

Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.01)		(0.07)	(0.07)	(0.03)	0.03	(0.02)
Net realized and unrealized gains/(losses) on investments	1.04		1.03	1.12	2.73	3.00	0.89
Total from investment operations	1.03		0.96	1.05	2.70	3.03	0.87

Less dividends and distributions:
Dividends from net investment income	–		–	–	(0.02)	–	–
Distributions from net realized gains	(1.34)		(2.24)	–	–	–	–
Total dividends and distributions	(1.34)		(2.24)	–	(0.02)	–	–

Net asset value, end of period	$13.96		$14.27	$15.55	$14.50	$11.82	$8.79

Total Return	7.65%	(b)	5.80%	7.24%	22.91%	34.47%	10.98%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$43,258		$44,913	$55,476	$39,883	$58,314	$34,123

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.46%	(c)	1.43%	1.46%	1.38%	1.40%	1.54%
After expense limitation/recoupment (d)	1.46%	(c)	1.43%	1.46%	1.38%	1.40%	1.54%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.20)%	(c)	(0.44)%	(0.47)%	(0.21)%	0.26%	(0.23)%
After expense limitation/recoupment	(0.20)%	(c)	(0.44)%	(0.47)%	(0.21)%	0.26%	(0.23)%
Portfolio turnover rate	65%	(b)	201%	202%	87%	91%	108%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
36	www.iconfunds.com

ICON Consumer Discretionary Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$13.88		$15.24	$14.25	$11.65	$8.75	$7.92

Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.05)		(0.14)	(0.12)	(0.09)	(0.02)	(0.06)
Net realized and unrealized gains/(losses) on investments	1.00		1.02	1.11	2.69	2.92	0.89
Total from investment operations	0.95		0.88	0.99	2.60	2.90	0.83

Less dividends and distributions:
Distributions from net realized gains	(1.34)		(2.24)	–	–	–	–
Total dividends and distributions	(1.34)		(2.24)	–	–	–	–

Net asset value, end of period	$13.49		$13.88	$15.24	$14.25	$11.65	$8.75

Total Return(c)	7.28%	(d)	5.34%	6.95%	22.42%	33.03%	10.48%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,281		$2,999	$2,492	$4,699	$1,542	$11

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.12%	(e)	1.91%	1.76%	1.78%	1.78%	18.49%
After expense limitation/recoupment (f)	1.99%	(e)	1.91%	1.76%	1.78%	1.78%	1.98%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.84)%	(e)	(0.97)%	(0.80)%	(0.66)%	(0.20)%	(17.17)%
After expense limitation/recoupment	(0.71)%	(e)	(0.97)%	(0.80)%	(0.66)%	(0.20)%	(0.66)%
Portfolio turnover rate	65%	(d)	201%	202%	87%	91%	108%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	37

ICON Consumer Staples Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$9.20		$11.55	$11.18	$10.20	$8.61	$8.08

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.01		0.04	0.11	0.21	0.14	0.10
Net realized and unrealized gains/(losses) on investments	0.81		0.98	1.31	0.98	1.69	0.52
Total from investment operations	0.82		1.02	1.42	1.19	1.83	0.62

Less dividends and distributions:
Dividends from net investment income	(0.00)	(b)	(0.22)	(0.03)	(0.21)	(0.24)	(0.09)
Distributions from net realized gains	(2.20)		(3.15)	(1.02)	–	–	–
Total dividends and distributions	(2.20)		(3.37)	(1.05)	(0.21)	(0.24)	(0.09)

Net asset value, end of period	$7.82		$9.20	$11.55	$11.18	$10.20	$8.61

Total Return	9.84%	(c)	8.66%	13.32%	11.75%	21.50%	7.64%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,415		$8,651	$25,731	$33,813	$37,567	$20,614

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.00%	(d)	1.87%	1.45%	1.51%	1.55%	1.57%
After expense limitation/recoupment (e)	1.50%	(d)	1.51%	1.45%	1.51%	1.51%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.29)%	(d)	(0.01)%	0.94%	1.92%	1.40%	1.03%
After expense limitation/recoupment	0.21%	(d)	0.35%	0.94%	1.92%	1.44%	1.10%
Portfolio turnover rate	62%	(c)	16%	52%	91%	82%	110%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
38	www.iconfunds.com

ICON Consumer Staples Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$9.19		$11.58	$11.23	$10.24	$8.68	$8.08

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.00	(c)	0.02	0.07	0.14	0.11	0.11
Net realized and unrealized gains/(losses) on investments	0.81		0.97	1.32	1.03	1.68	0.58
Total from investment operations	0.81		0.99	1.39	1.17	1.79	0.69

Less dividends and distributions:
Dividends from net investment income	(0.00)	(d)	(0.23)	(0.02)	(0.18)	(0.23)	(0.09)
Distributions from net realized gains	(2.20)		(3.15)	(1.02)	–	–	–
Total dividends and distributions	(2.20)		(3.38)	(1.04)	(0.18)	(0.23)	(0.09)

Net asset value, end of period	$7.80		$9.19	$11.58	$11.23	$10.24	$8.68

Total Return(e)	9.68%	(f)	8.32%	12.99%	11.52%	20.94%	8.52%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$10,249		$3,602	$2,740	$2,744	$1,499	$24

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.91%	(g)	2.12%	2.04%	1.84%	2.05%	7.60%
After expense limitation/recoupment (h)	1.75%	(g)	1.76%	1.75%	1.75%	1.77%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.08)%	(g)	(0.15)%	0.35%	1.20%	0.82%	(4.60)%
After expense limitation/recoupment	0.08%	(g)	0.21%	0.64%	1.29%	1.10%	1.25%
Portfolio turnover rate	62%	(f)	16%	52%	91%	82%	110%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	Amount less than $(0.005).
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	39

ICON Energy Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$11.17		$22.30	$22.59	$19.18	$16.64	$16.69

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.13		0.11	0.11	0.18	0.16	0.16
Net realized and unrealized gains/(losses) on investments	0.08		(7.42)	0.33	3.51	2.93	–
Total from investment operations	0.21		(7.31)	0.44	3.69	3.09	0.16

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.09)	(0.06)	(0.28)	(0.15)	(0.21)
Distributions from net realized gains	–		(3.73)	(0.67)	–	(0.40)	–
Total dividends and distributions	(0.11)		(3.82)	(0.73)	(0.28)	(0.55)	(0.21)

Net asset value, end of period	$11.27		$11.17	$22.30	$22.59	$19.18	$16.64

Total Return	1.98%	(b)	(36.37)%	1.92%	19.55%	18.87%	0.80%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$318,753		$320,486	$615,541	$659,581	$567,054	$556,393

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.49%	(c)	1.42%	1.28%	1.29%	1.23%	1.20%
After expense limitation/recoupment (d)	1.49%	(c)	1.42%	1.28%	1.29%	1.23%	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	2.26%	(c)	0.74%	0.46%	0.85%	0.87%	0.77%
After expense limitation/recoupment	2.26%	(c)	0.74%	0.46%	0.85%	0.87%	0.77%
Portfolio turnover rate	63%	(b)	154%	97%	88%	74%	88%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
40	www.iconfunds.com

ICON Energy Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$10.77		$21.74	$22.21	$18.87	$16.47	$16.69

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.07		(0.04)	(0.15)	(0.05)	(0.04)	(0.10)
Net realized and unrealized gains/(losses) on investments	0.08		(7.20)	0.35	3.48	2.88	0.09
Total from investment operations	0.15		(7.24)	0.20	3.43	2.84	(0.01)

Less dividends and distributions:
Dividends from net investment income	(0.05)		–	–	(0.09)	(0.04)	(0.21)
Distributions from net realized gains	–		(3.73)	(0.67)	–	(0.40)	–
Total dividends and distributions	(0.05)		(3.73)	(0.67)	(0.09)	(0.44)	(0.21)

Net asset value, end of period	$10.87		$10.77	$21.74	$22.21	$18.87	$16.47

Total Return(b)	1.46%	(c)	(36.99)%	0.83%	18.30%	17.50%	(0.23)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,247		$9,972	$17,170	$14,691	$8,257	$4,718

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.50%	(d)	2.43%	2.38%	2.35%	2.36%	2.47%
After expense limitation/recoupment (e)	2.50%	(d)	2.43%	2.38%	2.35%	2.36%	2.47%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	1.23%	(d)	(0.26)%	(0.65)%	(0.25)%	(0.20)%	(0.47)%
After expense limitation/recoupment	1.23%	(d)	(0.26)%	(0.65)%	(0.25)%	(0.20)%	(0.47)%
Portfolio turnover rate	63%	(c)	154%	97%	88%	74%	88%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	41

ICON Energy Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$11.11		$22.20	$22.50	$19.12	$16.59	$16.69

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.11		0.07	0.04	0.11	0.11	0.08
Net realized and unrealized gains/(losses) on investments	0.09		(7.39)	0.35	3.51	2.91	0.03
Total from investment operations	0.20		(7.32)	0.39	3.62	3.02	0.11

Less dividends and distributions:
Dividends from net investment income	(0.07)		(0.04)	(0.02)	(0.24)	(0.09)	(0.21)
Distributions from net realized gains	–		(3.73)	(0.67)	–	(0.40)	–
Total dividends and distributions	(0.07)		(3.77)	(0.69)	(0.24)	(0.49)	(0.21)

Net asset value, end of period	$11.24		$11.11	$22.20	$22.50	$19.12	$16.59

Total Return(b)	1.87%	(c)	(36.55)%	1.67%	19.21%	18.47%	0.49%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,899		$14,588	$26,695	$26,170	$15,836	$6,005

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.75%	(d)	1.66%	1.55%	1.61%	1.55%	1.70%
After expense limitation/recoupment (e)	1.75%	(d)	1.66%	1.55%	1.61%	1.55%	1.70%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	2.02%	(d)	0.50%	0.19%	0.51%	0.61%	0.38%
After expense limitation/recoupment	2.02%	(d)	0.50%	0.19%	0.51%	0.61%	0.38%
Portfolio turnover rate	63%	(c)	154%	97%	88%	74%	88%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
42	www.iconfunds.com

ICON Financial Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$7.74		$7.83	$7.47	$6.04	$4.69	$5.55

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	0.05		0.04	0.00 (b)	0.04	0.04	0.03
Net realized and unrealized gains/(losses) on investments	(0.46)		(0.08)	0.54	1.44	1.34	(0.87)

Total from investment operations	(0.41)		(0.04)	0.54	1.48	1.38	(0.84)

Less dividends and distributions:
Dividends from net investment income	–		(0.05)	(0.18)	(0.05)	(0.03)	(0.02)

Total dividends and distributions	–		(0.05)	(0.18)	(0.05)	(0.03)	(0.02)

Net asset value, end of period	$7.33		$7.74	$7.83	$7.47	$6.04	$4.69

Total Return	(5.30)%	(c)	(0.55)%	7.27%	24.68%	29.54%	(15.18)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$47,565		$49,106	$32,286	$11,853	$27,696	$32,432

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.41%	(d)	1.49%	1.64%	1.47%	1.39%	1.40%
After expense limitation/recoupment (e)	1.41%	(d)	1.49%	1.50%	1.47%	1.39%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	1.28%	(d)	0.52%	(0.20)%	0.65%	0.70%	0.44%
After expense limitation/ recoupment	1.28%	(d)	0.52%	(0.06)%	0.65%	0.70%	0.44%
Portfolio turnover rate	28%	(c)	51%	79%	95%	95%	100%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	43

ICON Financial Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$7.82		$7.89	$7.37	$5.99	$4.68	$5.55

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	0.04		0.02	(0.02)	0.06	0.01	0.01
Net realized and unrealized gains/(losses) on investments	(0.47)		(0.07)	0.54	1.38	1.33	(0.86)
Total from investment operations	(0.43)		(0.05)	0.52	1.44	1.34	(0.85)

Less dividends and distributions:
Dividends from net investment income	–		(0.02)	–	(0.06)	(0.03)	(0.02)
Total dividends and distributions	–		(0.02)	–	(0.06)	(0.03)	(0.02)

Net asset value, end of period	$7.39		$7.82	$7.89	$7.37	$5.99	$4.68

Total Return(c)	(5.50)%	(d)	(0.69)%	7.20%	24.20%	28.83%	(15.36)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,658		$1,974	$541	$936	$9,278	$24

Ratio of expenses to average net assets
Before expense limitation/ recoupment	2.06%	(e)	2.19%	2.35%	1.88%	1.80%	7.37%
After expense limitation/ recoupment (f)	1.75%	(e)	1.75%	1.75%	1.76%	1.77%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	0.66%	(e)	(0.15)%	(0.86)%	0.82%	0.09%	(5.50)%
After expense limitation/ recoupment	0.97%	(e)	0.29%	(0.26)%	0.94%	0.12%	0.12%
Portfolio turnover rate	28%	(d)	51%	79%	95%	95%	100%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
44	www.iconfunds.com

ICON Healthcare Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$17.83		$22.42	$22.17	$17.56	$13.56	$12.78

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	(0.02)		(0.09)	(0.11)	0.03	0.17	0.12
Net realized and unrealized gains/(losses) on investments	(0.03)		1.02	6.18	4.75	3.97	0.73
Total from investment operations	(0.05)		0.93	6.07	4.78	4.14	0.85

Less dividends and distributions:
Dividends from net investment income	–		–	(0.03)	(0.17)	(0.14)	(0.07)
Distributions from net realized gains	(3.93)		(5.52)	(5.79)	–	–	–
Total dividends and distributions	(3.93)		(5.52)	(5.82)	(0.17)	(0.14)	(0.07)

Net asset value, end of period	$13.85		$17.83	$22.42	$22.17	$17.56	$13.56

Total Return	(1.58)%	(b)	2.55%	32.27%	27.48%	30.76%	6.66%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$71,109		$95,109	$148,261	$92,171	$100,938	$75,116

Ratio of expenses to average net assets
Before expense limitation/ recoupment	1.53%	(c)	1.36%	1.36%	1.39%	1.34%	1.36%
After expense limitation/recoupment (d)	1.51%	(c)	1.36%	1.36%	1.39%	1.34%	1.36%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/ recoupment	(0.25)%	(c)	(0.45)%	(0.53)%	0.13%	1.08%	0.85%
After expense limitation/ recoupment	(0.23)%	(c)	(0.45)%	(0.53)%	0.13%	1.08%	0.85%
Portfolio turnover rate	8%	(b)	141%	188%	112%	48%	84%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	45

ICON Healthcare Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$17.37		$22.01	$21.92	$17.42	$13.53	$12.78

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	(0.04)		(0.14)	(0.14)	(0.03)	0.11	0.12
Net realized and unrealized gains/(losses) on investments	(0.03)		1.02	6.03	4.69	3.94	0.70
Total from investment operations	(0.07)		0.88	5.89	4.66	4.05	0.82

Less dividends and distributions:
Dividends from net investment income	–		–	(0.01)	(0.16)	(0.16)	(0.07)
Distributions from net realized gains	(3.93)		(5.52)	(5.79)	–	–	–
Total dividends and distributions	(3.93)		(5.52)	(5.80)	(0.16)	(0.16)	(0.07)

Net asset value, end of period	$13.37		$17.37	$22.01	$21.92	$17.42	$13.53

Total Return(c)	(1.77)%	(d)	2.33%	31.72%	26.95%	30.19%	6.42%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,459		$15,317	$10,878	$3,748	$390	$126

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.75%	(e)	1.62%	1.62%	1.69%	2.89%	7.15%
After expense limitation/recoupment (f)	1.75%	(e)	1.62%	1.62%	1.69%	1.76%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.53)%	(e)	(0.69)%	(0.66)%	(0.15)%	(0.46)%	(4.58)%
After expense limitation/recoupment	(0.53)%	(e)	(0.69)%	(0.66)%	(0.15)%	0.67%	0.82%
Portfolio turnover rate	8%	(d)	141%	188%	112%	48%	84%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
46	www.iconfunds.com

ICON Industrials Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$10.94		$11.67	$10.56	$8.26	$6.80	$7.47

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	0.00	(b)	0.01	0.01	0.06	0.07	0.07
Net realized and unrealized gains/(losses) on investments	0.53		(0.73)	1.16	2.35	1.48	(0.67)
Total from investment operations	0.53		(0.72)	1.17	2.41	1.55	(0.60)

Less dividends and distributions:
Dividends from net investment income	–		(0.01)	(0.06)	(0.11)	(0.09)	(0.07)
Total dividends and distributions	–		(0.01)	(0.06)	(0.11)	(0.09)	(0.07)

Net asset value, end of period	$11.47		$10.94	$11.67	$10.56	$8.26	$6.80

Total Return	4.84%	(c)	(6.15)%	11.14%	29.52%	22.99%	(8.21)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,458		$14,251	$35,883	$34,409	$39,621	$50,653

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.86%	(d)	1.53%	1.41%	1.46%	1.40%	1.36%
After expense limitation/recoupment (e)	1.50%	(d)	1.50%	1.41%	1.46%	1.40%	1.36%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.28)%	(d)	0.07%	0.07%	0.60%	0.91%	0.80%
After expense limitation/recoupment	0.08%	(d)	0.10%	0.07%	0.60%	0.91%	0.80%
Portfolio turnover rate	32%	(c)	23%	30%	46%	34%	56%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	47

ICON Industrials Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$10.86		$11.58	$10.45	$8.10	$6.76	$7.47

Income/(loss) from investment operations:
Net investment income/ (loss)(b)	(0.01	)(c)	(0.02)	(0.03)	0.00 (d)	0.08	0.05
Net realized and unrealized gains/(losses) on investments	0.52		(0.70)	1.16	2.36	1.35	(0.69)
Total from investment operations	0.51		(0.72)	1.13	2.36	1.43	(0.64)

Less dividends and distributions:
Dividends from net investment income	–		–	–	(0.01)	(0.09)	(0.07)
Total dividends and distributions	–		–	–	(0.01)	(0.09)	(0.07)

Net asset value, end of period	$11.37		$10.86	$11.58	$10.45	$8.10	$6.76

Total Return(e)	4.70%	(f)	(6.22)%	10.81%	29.20%	21.21%	(8.75)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$623		$596	$298	$4,322	$163	$122

Ratio of expenses to average net assets
Before expense limitation/recoupment	3.04%	(g)	2.67%	2.02%	2.09%	2.50%	3.46%
After expense limitation/recoupment (h)	1.75%	(g)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(1.47)%	(g)	(1.11)%	(0.56)%	(0.32)%	0.18%	(1.12)%
After expense limitation/recoupment	(0.18)%	(g)	(0.19)%	(0.29)%	0.02%	0.93%	0.59%
Portfolio turnover rate	32%	(f)	23%	30%	46%	34%	56%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(d)	Amount less than $0.005.
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
48	www.iconfunds.com

ICON Information Technology Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$14.95		$13.55	$11.44	$10.72	$8.22	$8.05

Income/(loss) from investment operations:
Net investment income/ (loss)(a)	(0.04)		(0.09)	(0.07)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gains/(losses) on investments	1.61		1.49	2.18	0.74	2.52	0.21
Total from investment operations	1.57		1.40	2.11	0.72	2.50	0.17

Net asset value, end of period	$16.52		$14.95	$13.55	$11.44	$10.72	$8.22

Total Return	10.50%	(b)	10.33%	18.44%	6.72%	30.41%	2.11%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$43,678		$45,343	$50,363	$73,851	$83,330	$61,081

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.51%	(c)	1.44%	1.40%	1.38%	1.34%	1.34%
After expense limitation/recoupment (d)	1.50%	(c)	1.44%	1.40%	1.38%	1.34%	1.34%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.50)%	(c)	(0.62)%	(0.56)%	(0.22)%	(0.20)%	(0.40)%
After expense limitation/recoupment	(0.49)%	(c)	(0.62)%	(0.56)%	(0.22)%	(0.20)%	(0.40)%
Portfolio turnover rate	56%	(b)	43%	48%	52%	35%	45%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	49

ICON Information Technology Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$14.65		$13.32	$11.30	$10.65	$8.20	$8.05

Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.05)		(0.14)	(0.11)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gains/(losses) on investments	1.57		1.47	2.13	0.70	2.51	0.20
Total from investment operations	1.52		1.33	2.02	0.65	2.45	0.15

Net asset value, end of period	$16.17		$14.65	$13.32	$11.30	$10.65	$8.20

Total Return(c)	10.38%	(d)	9.99%	17.88%	6.10%	29.88%	1.86%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,830		$3,170	$455	$2,330	$1,400	$1

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.07%	(e)	1.90%	1.94%	2.23%	2.87%	215.56%
After expense limitation/recoupment (f)	1.75%	(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.99)%	(e)	(1.07)%	(1.10)%	(0.94)%	(1.71)%	(214.36)%
After expense limitation/recoupment	(0.67)%	(e)	(0.92)%	(0.91)%	(0.45)%	(0.59)%	(0.55)%
Portfolio turnover rate	56%	(d)	43%	48%	52%	35%	45%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
50	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited) (a)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$11.86		$15.09	$13.43	$11.12	$9.00	$10.06

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.05		0.04	0.04	0.09	0.11	0.08
Net realized and unrealized gains/(losses) on investments	0.93		(3.23)	1.68	2.40	2.11	(1.08)
Total from investment operations	0.98		(3.19)	1.72	2.49	2.22	(1.00)

Less dividends and distributions:
Dividends from net investment income	(0.06)		(0.04)	(0.06)	(0.18)	(0.10)	(0.06)
Distributions from net realized gains	(0.88)		–	–	–	–	–
Total dividends and distributions	(0.94)		(0.04)	(0.06)	(0.18)	(0.10)	(0.06)

Net asset value, end of period	$11.90		$11.86	$15.09	$13.43	$11.12	$9.00

Total Return	8.83%	(c)	(21.22)%	12.85%	22.73%	24.85%	(10.07)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$64,696		$60,404	$93,610	$65,782	$41,627	$59,068

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.51%	(d)	1.42%	1.36%	1.45%	1.39%	1.33%
After expense limitation/recoupment (e)	1.50%	(d)	1.42%	1.36%	1.45%	1.39%	1.33%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	0.87%	(d)	0.27%	0.26%	0.72%	1.00%	0.73%
After expense limitation/recoupment	0.88%	(d)	0.27%	0.26%	0.72%	1.00%	0.73%
Portfolio turnover rate	45%	(c)	48%	33%	56%	41%	63%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	51

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2016 (Unaudited) (a)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$11.51		$14.77	$13.24	$10.94	$8.92	$10.06

Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.01)	(c)	(0.11)	(0.12)	(0.04)	0.00 (d)	(0.03)
Net realized and unrealized gains/(losses) on investments	0.91		(3.15)	1.65	2.38	2.08	(1.05)
Total from investment operations	0.90		(3.26)	1.53	2.34	2.08	(1.08)

Less dividends and distributions:
Dividends from net investment income	–		–	–	(0.04)	(0.06)	(0.06)
Distributions from net realized gains	(0.88)		–	–	–	–	–
Total dividends and distributions	(0.88)		–	–	(0.04)	(0.06)	(0.06)

Net asset value, end of period	$11.53		$11.51	$14.77	$13.24	$10.94	$8.92

Total Return(e)	8.32%	(f)	(22.07)%	11.56%	21.43%	23.36%	(10.87)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,028		$834	$675	$218	$195	$120

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.91%	(g)	2.94%	4.17%	4.12%	4.29%	4.11%
After expense limitation/recoupment (h)	2.50%	(g)	2.50%	2.50%	2.50%	2.51%	2.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	(0.56)%	(g)	(1.22)%	(2.51)%	(1.95)%	(1.82)%	(1.91)%
After expense limitation/recoupment	(0.15)%	(g)	(0.78)%	(0.84)%	(0.33)%	(0.04)%	(0.30)%
Portfolio turnover rate	45%	(f)	48%	33%	56%	41%	63%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to timing of shareholder activity during the period.
(d)	Amount less than $0.005.
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
52	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2016 (Unaudited) (a)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$11.75		$14.96	$13.36	$11.07	$8.97	$10.06

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.03		(0.01)	(0.01)	0.05	0.08	0.05
Net realized and unrealized gains/(losses) on investments	0.93		(3.20)	1.67	2.38	2.10	(1.08)
Total from investment operations	0.96		(3.21)	1.66	2.43	2.18	(1.03)

Less dividends and distributions:
Dividends from net investment income	(0.01)		–	(0.06)	(0.14)	(0.08)	(0.06)
Distributions from net realized gains	(0.88)		–	–	–	–	–
Total dividends and distributions	(0.89)		–	(0.06)	(0.14)	(0.08)	(0.06)

Net asset value, end of period	$11.82		$11.75	$14.96	$13.36	$11.07	$8.97

Total Return(c)	8.68%	(d)	(21.46)%	12.47%	22.24%	24.44%	(10.37)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,528		$3,078	$8,229	$1,883	$539	$487

Ratio of expenses to average net assets
Before expense limitation/recoupment	2.02%	(e)	1.76%	1.72%	2.02%	2.12%	2.26%
After expense limitation/ recoupment (f)	1.75%	(e)	1.75%	1.72%	1.75%	1.76%	1.74%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	0.33%	(e)	(0.06)%	(0.07)%	0.17%	0.34%	(0.07)%
After expense limitation/recoupment	0.60%	(e)	(0.05)%	(0.07)%	0.44%	0.70%	0.45%
Portfolio turnover rate	45%	(d)	48%	33%	56%	41%	63%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	53

ICON Utilities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$8.03		$7.90	$7.22	$6.81	$6.29	$6.15

Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.14		0.28	0.22	0.20	0.20	0.24
Net realized and unrealized gains/(losses) on investments	1.28		0.11	0.69	0.43	0.55	0.31
Total from investment operations	1.42		0.39	0.91	0.63	0.75	0.55

Less dividends and distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.23)	(0.22)	(0.23)	(0.41)
Total dividends and distributions	(0.13)		(0.26)	(0.23)	(0.22)	(0.23)	(0.41)

Net asset value, end of period	$9.32		$8.03	$7.90	$7.22	$6.81	$6.29

Total Return	17.86%	(b)	4.93%	12.69%	9.25%	12.01%	9.16%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,194		$19,107	$17,920	$29,117	$23,524	$21,313

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.55%	(c)	1.70%	1.52%	1.62%	1.53%	1.61%
After expense limitation/ recoupment (d)	1.50%	(c)	1.50%	1.50%	1.51%	1.51%	1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	3.41%	(c)	3.12%	2.84%	2.71%	3.00%	3.75%
After expense limitation/recoupment	3.46%	(c)	3.32%	2.86%	2.81%	3.02%	3.85%
Portfolio turnover rate	92%	(b)	243%	107%	121%	51%	115%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
54	www.iconfunds.com

ICON Utilities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of period	$7.92		$7.81	$7.14	$6.73	$6.24	$6.15

Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.14		0.26	0.21	0.18	0.20	0.34
Net realized and unrealized gains/(losses) on investments	1.24		0.11	0.68	0.42	0.53	0.17
Total from investment operations	1.38		0.37	0.89	0.60	0.73	0.51

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.26)	(0.22)	(0.19)	(0.24)	(0.42)
Total dividends and distributions	(0.11)		(0.26)	(0.22)	(0.19)	(0.24)	(0.42)

Net asset value, end of period	$9.19		$7.92	$7.81	$7.14	$6.73	$6.24

Total Return(c)	17.61%	(d)	4.63%	12.44%	8.96%	11.81%	8.56%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,096		$5,679	$2,517	$2,402	$7,113	$449

Ratio of expenses to average net assets
Before expense limitation/recoupment	1.86%	(e)	1.89%	1.81%	1.74%	1.70%	185.34%
After expense limitation/ recoupment (f)	1.75%	(e)	1.75%	1.75%	1.74%	1.70%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation/recoupment	3.31%	(e)	3.04%	2.69%	2.55%	3.03%	(178.27)%
After expense limitation/recoupment	3.42%	(e)	3.18%	2.75%	2.55%	3.03%	5.32%
Portfolio turnover rate	92%	(d)	243%	107%	121%	51%	115%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2016	55

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

1. ORGANIZATION

The ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Natural Resources Fund (formerly the ICON Materials Fund), and ICON Utilities Fund are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers two classes of shares: Class A and Class S. The ICON Energy Fund and the ICON Natural Resources Fund also offer a Class C share. On September 25, 2015, the Class C shares of the ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, and ICON Utilities Fund were merged into the respective Class A shares of the Fund. The Class C shares of each of the Funds noted above were closed. The merger activity is shown in the Statement of Changes in Net Assets. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

The ICON Energy Fund has a significant weighting in the Integrated Oil & Gas industry, the ICON Healthcare Fund has a significant weighting in the Biotechnology industry and the Pharmaceuticals industry, the ICON Industrials Fund has a significant weighting in the Aerospace & Defense industry, and the ICON Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be

56	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options shall be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2016:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$37,060,133	$–	$–	$37,060,133
Collateral for Securities on Loan	–	1,229,214	–	1,229,214
Short-Term Investments	–	9,234,119	–	9,234,119
Total	$37,060,133	$10,463,333	$–	$47,523,466

Semi-Annual Report | March 31, 2016	57

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,424,289	$–	$–	$14,424,289
Collateral for Securities on Loan	–	153,950	–	153,950
Short-Term Investments
Money Market Funds	5,000,000	–	–	5,000,000
Time Deposits	–	2,186,209	–	2,186,209
Total	$19,424,289	$2,340,159	$–	$21,764,448

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$325,236,192	$–	$–	$325,236,192
Put Options Purchased	347,400	–	–	347,400
Collateral for Securities on Loan	–	39,957,778	–	39,957,778
Short-Term Investments	–	16,320,944	–	16,320,944
Total	$325,583,592	$56,278,722	$–	$381,862,314

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$49,392,747	$–	$–	$49,392,747
Collateral for Securities on Loan	–	3,856,881	–	3,856,881
Short-Term Investments	–	1,074,535	–	1,074,535
Total	$49,392,747	$4,931,416	$–	$54,324,163

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$73,586,255	$–	$–	$73,586,255
Collateral for Securities on Loan	–	359,700	–	359,700
Short-Term Investments	–	2,208,778	–	2,208,778
Total	$73,586,255	$2,568,478	$–	$76,154,733

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,248,337	$–	$–	$12,248,337
Short-Term Investments	–	2,046,238	–	2,046,238
Total	$12,248,337	$2,046,238	$–	$14,294,575

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,344,975	$–	$–	$44,344,975
Collateral for Securities on Loan	–	653,350	–	653,350
Short-Term Investments	–	1,594,715	–	1,594,715
Total	$44,344,975	$2,248,065	$–	$46,593,040

58	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	3,734,462	635,297	–	4,369,759
Construction Materials	8,924,310	1,896,250	–	10,820,560
Integrated Oil & Gas	1,695,750	2,076,398	–	3,772,148
Paper Packaging	3,024,942	515,469	–	3,540,411
Other	29,559,211	–	–	29,559,211
Exchange Traded Funds	$6,425,760	$–	$–	$6,425,760
Collateral for Securities on Loan	–	4,531,692	–	4,531,692
Short-Term Investments	–	12,090,758	–	12,090,758
Total	$53,364,435	$21,745,864	$–	$75,110,299

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$42,389,462	$–	$–	$42,389,462
Collateral for Securities on Loan	–	4,924,300	–	4,924,300
Short-Term Investments	–	2,491,815	–	2,491,815
Total	$42,389,462	$7,416,115	$–	$49,805,577

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

No Level 3 securities were held in any of the Funds at March 31, 2016.

For the ICON Natural Resources Fund, common stocks valued at $2,076,398 were transferred from Level 1 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at March 31, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors. No other funds had transfer activity.

The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Semi-Annual Report | March 31, 2016	59

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2016 was limited to purchased options.

The Funds may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2016, the Energy Fund engaged in purchased put option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Energy Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$347,400	N/A	N/A
Total		$347,400		$–

ICON Energy Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$2,424,351	$(1,048,099)
Total		$2,424,351	$(1,048,099)

60	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The average purchased option contracts during the period ended March 31, 2016, was as follows:

Derivative Type	Unit of Measurement	Average+
ICON Energy Fund
Purchased Options	Contracts	9,254++

+	The average is calculated based on the actual number of days with outstanding derivatives.
++	During the period ended March 31, 2016, the Energy Fund had outstanding purchased option contracts for 49 days.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2016, is included in the Statement of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31,2016. It may also include collateral received from the pre-funding of security loans.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2016:

Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Market Value	Collateral Received	Amounts due to/(from) counterparty
Securities Lending Transactions
ICON Consumer Discretionary Fund
Equity Securities	$1,230,242	$–	$–	$–	$1,230,242	$1,229,214	$(1,028)
ICON Consumer Staples Fund
Equity Securities	148,458	–	–	–	148,458	153,950	5,492
ICON Energy Fund
Equity Securities	39,325,928	–	–	–	39,325,928	39,957,778	631,850
ICON Financial Fund
Equity Securities	3,200,616	–	–	–	3,200,616	3,856,881	656,265
ICON Healthcare Fund
Equity Securities	366,564	–	–	–	366,564	359,700	(6,864)
ICON Information Technology Fund
Equity Securities	639,334	–	–	–	639,334	653,350	14,016
ICON Natural Resources Fund
Equity Securities	4,420,875	–	–	–	4,420,875	4,531,692	110,817
ICON Utilities Fund
Equity Securities	4,835,708	–	–	–	4,835,708	4,924,300	88,592

Total Loans					$54,167,725	$55,666,865	$1,499,140

Semi-Annual Report | March 31, 2016	61

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

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ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Below are the class level expenses that are included on the Statement of Operations:

Fund	Printing Fees	Transfer Agent Fees	Registration Fees
ICON Consumer Discretionary Fund
Class S	$6,487	$36,487	$9,253
Class A	674	5,297	4,653
ICON Consumer Staples Fund
Class S	2,266	16,957	7,194
Class A	795	4,356	3,454
ICON Energy Fund
Class S	40,227	433,822	21,517
Class C	1,196	11,470	2,822
Class A	1,984	17,834	2,060
ICON Financial Fund
Class S	6,268	33,619	9,574
Class A	297	2,805	3,267
ICON Healthcare Fund
Class S	9,313	102,043	16,850
Class A	1,221	11,601	4,167
ICON Industrials Fund
Class S	5,749	18,865	8,401
Class A	215	1,932	2,141
ICON Information Technology Fund
Class S	6,988	47,519	9,156
Class A	279	2,709	2,452
ICON Natural Resources Fund
Class S	9,863	71,135	9,915
Class C	203	880	1,705
Class A	629	3,640	3,703
ICON Utilities Fund
Class S	3,770	21,004	7,102
Class A	535	4,684	3,897

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	–	1.99%
ICON Consumer Staples Fund	1.50%	–	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	–	1.75%
ICON Healthcare Fund	1.50%	–	1.75%
ICON Industrials Fund	1.50%	–	1.75%
ICON Information Technology Fund	1.50%	–	1.75%
ICON Natural Resources Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.50%	–	1.75%

Semi-Annual Report | March 31, 2016	63

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

The Funds’ expense limitations will continue in effect until at least January 31, 2017. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2016 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019
ICON Consumer Discretionary Fund	$–	$–	$–	$2,174
ICON Consumer Staples Fund	627	7,639	51,836	25,614
ICON Financial Fund	5,294	5,985	3,685	3,286
ICON Healthcare Fund	–	–	–	10,536
ICON Industrials Fund	1,117	1,798	12,439	29,003
ICON Information Technology Fund	2,832	1,744	1,632	5,438
ICON Natural Resources Fund	1,573	8,051	3,887	10,068
ICON Utilities Fund	18,845	6,592	31,663	9,595

Accounting, Custody and Transfer Agent Fees

Effective March 1, 2016, ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Funds. Prior to March 1, 2016, State Street Bank and Trust Company (“State Street”) served as the fund accounting agent for the Funds. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions. Effective after the close of business on April 8, 2016, ALPS assumed the transfer agent services for the Trust.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31,2016, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

Effective March 1, 2016, ICON Advisers has a sub-administration agreement with ALPS under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust. Prior to March 1, 2016, the sub-administration agreement was between ICON Advisers and State Street.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans, if any, by the Funds is shown on the Statement of Operations.

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ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the period ended March 31,2016, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2016, the total related amounts paid by the Funds under this arrangement was $7,731 and is included in Other Expenses on the Statement of Operations.

4. BORROWINGS

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 28, 2016, the maximum borrowing limit was changed from $75 million to $50 million. Prior to March 28, 2015, the maximum borrowing limit was $75 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street.

For the period ended March 31,2016, the average outstanding loan by Fund was as follows:

Fund*	Average Borrowing (10/1/15-3/31/16)^	Average Interest Rates (10/1/15-3/31/16)^
ICON Consumer Discretionary Fund	$130,031	1.63%
ICON Energy Fund	8,487,961	1.62%
ICON Financial Fund	301,933	1.52%
ICON Healthcare Fund	1,886,074	1.55%
ICON Information Technology Fund	740,150	1.59%
ICON Natural Resources Fund	420,607	1.57%
ICON Utilities Fund	328,665	1.42%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2016.
^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$27,414,475	$38,517,022
ICON Consumer Staples Fund	8,690,754	7,077,528
ICON Energy Fund	204,279,787	212,987,163
ICON Financial Fund	17,673,581	14,425,600
ICON Healthcare Fund	7,120,245	42,293,904
ICON Industrials Fund	4,295,751	7,145,717
ICON Information Technology Fund	25,800,404	31,721,038
ICON Natural Resources Fund	28,263,238	39,392,681
ICON Utilities Fund	41,307,422	28,945,938

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between U.S. GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, partnership adjustments, and net investment losses.

Semi-Annual Report | March 31, 2016	65

ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

For the year ended September 30, 2015, the following Funds had capital loss carryforwards:

Fund	Expiring in 2017	Expiring in 2018
ICON Financial Fund	$42,760,779	$43,715,782
ICON Industrials Fund	–	19,454,414
ICON Information Technology Fund	–	357,887
ICON Utilities Fund	–	79,699

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2015, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Financial Fund	$2,242,158
ICON Industrials Fund	6,885,305
ICON Information Technology Fund	6,605,630
ICON Natural Resources Fund	9,498,011
ICON Utilities Fund	1,048,867

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2015, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Consumer Discretionary Fund	$3,159,255	$4,938,010
ICON Consumer Staples Fund	1,055,012	3,043,787
ICON Energy Fund	5,883,708	94,805,687
ICON Financial Fund	300,902	–
ICON Healthcare Fund	17,398,269	15,513,304
ICON Industrials Fund	26,242	–
ICON Natural Resources Fund	208,262	–
ICON Utilities Fund	622,942	–

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral*	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/ (Deficit)
ICON Consumer Discretionary Fund	$1,967,754	$2,499,539	$–	$–	$(2,098,451)	$2,368,842
ICON Consumer Staples Fund	526,008	2,182,632	–	–	1,103,446	3,812,086
ICON Energy Fund	1,572,544	–	(94,470,875)	–	(109,498,726)	(203,397,057)
ICON Financial Fund	–	–	–	(86,476,561)	(4,149,704)	(90,626,265)
ICON Healthcare Fund	16,435,757	4,598,525	–	–	(8,098,494)	12,935,788
ICON Industrials Fund	–	–	(2,188)	(19,454,414)	1,129,811	(18,326,791)
ICON Information Technology Fund	–	–	(286,389)	(357,889)	11,000,247	10,355,969
ICON Natural Resources Fund	213,172	3,909,487	–	–	(15,021,121)	(10,898,462)
ICON Utilities Fund	25,158	–	–	(79,699)	(919,665)	(974,206)

*	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

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ICON Sector Funds	Notes to Financial Statements
March 31, 2016 (Unaudited)

As of March 31, 2016, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,962,791	$(1,377,213)	$585,578	$46,937,888
ICON Consumer Staples Fund	1,858,383	(263,512)	1,594,871	20,169,577
ICON Energy Fund	5,018,610	(62,651,348)	(57,632,738)	439,495,052
ICON Financial Fund	950,576	(7,249,631)	(6,299,055)	60,623,218
ICON Healthcare Fund	2,397,581	(6,434,360)	(4,036,779)	80,191,512
ICON Industrials Fund	2,169,051	(490,894)	1,678,157	12,616,418
ICON Information Technology Fund	8,463,737	(1,479,894)	6,983,843	39,609,197
ICON Natural Resources Fund	3,421,012	(6,815,653)	(3,394,641)	78,504,940
ICON Utilities Fund	3,886,390	(417,236)	3,469,154	46,336,423

7. SUBSEQUENT EVENTS

Effective after the close of business on April 8, 2016, ALPS became the Trust’s transfer agent.

Semi-Annual Report | March 31, 2016	67

ICON Sector Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/15 – 3/31/16).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
ICON Consumer Discretionary Fund
Class S
Actual	$ 1,000.00	$ 1,076.50	1.46%	$ 7.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.70	1.46%	$ 7.36
Class A
Actual	$ 1,000.00	$ 1,072.80	1.99%	$ 10.31
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.05	1.99%	$ 10.02

ICON Consumer Staples Fund
Class S
Actual	$ 1,000.00	$ 1,098.40	1.50%	$ 7.87
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57
Class A
Actual	$ 1,000.00	$ 1,096.80	1.75%	$ 9.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

68	www.iconfunds.com

ICON Sector Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
ICON Energy Fund
Class S
Actual	$ 1,000.00	$ 1,019.80	1.49%	$ 7.52
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.55	1.49%	$ 7.52
Class C
Actual	$ 1,000.00	$ 1,014.60	2.50%	$ 12.59
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.50	2.50%	$ 12.58
Class A
Actual	$ 1,000.00	$ 1,018.70	1.75%	$ 8.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

ICON Financial Fund
Class S
Actual	$ 1,000.00	$ 947.00	1.41%	$ 6.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.95	1.41%	$ 7.11
Class A
Actual	$ 1,000.00	$ 945.00	1.75%	$ 8.51
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

ICON Healthcare Fund
Class S
Actual	$ 1,000.00	$ 984.20	1.51%	$ 7.49
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.51%	$ 7.62
Class A
Actual	$ 1,000.00	$ 982.30	1.75%	$ 8.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

ICON Industrials Fund
Class S
Actual	$ 1,000.00	$ 1,048.40	1.50%	$ 7.68
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57
Class A
Actual	$ 1,000.00	$ 1,047.00	1.75%	$ 8.96
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

ICON Information Technology Fund
Class S
Actual	$ 1,000.00	$ 1,105.00	1.50%	$ 7.89
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57
Class A
Actual	$ 1,000.00	$ 1,103.80	1.75%	$ 9.20
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

ICON Natural Resources Fund(c)
Class S
Actual	$ 1,000.00	$ 1,088.30	1.50%	$ 7.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,083.20	2.50%	$ 13.02
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.50	2.50%	$ 12.58
Class A
Actual	$ 1,000.00	$ 1,086.80	1.75%	$ 9.13
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

Semi-Annual Report | March 31, 2016	69

ICON Sector Funds	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
ICON Utilities Fund
Class S
Actual	$ 1,000.00	$ 1,178.60	1.50%	$ 8.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57
Class A
Actual	$ 1,000.00	$ 1,176.10	1.75%	$ 9.52
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.25	1.75%	$ 8.82

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

(c)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

70	www.iconfunds.com

ICON Sector Funds	Additional Information
March 31, 2016 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2016	71

ICON Sector Funds	Privacy Policy
March 31, 2016 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•      Social Security number and account balances

•      income and transaction history

•      checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

72	www.iconfunds.com

ICON Sector Funds	Privacy Policy
March 31, 2016 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

•      open an account or enter into an investment advisory contract

•      provide account information or give us your contact information

•      make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•      sharing for affiliates’ everyday business purposes — information about your creditworthiness

•      affiliates from using your information to market to you

•      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•      Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•      Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • ICON doesn’t jointly market

Semi-Annual Report | March 31, 2016	73

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By E-Mail	info@iconadvisers.com

By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201

In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    June 3, 2016

By (Signature and Title)*	/s/ Carrie M. Schoffman
Carrie M. Schoffman, Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    June 3, 2016

*	Print the name and title of each signing officer under his or her signature.